UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3373

Westcore Trust
(exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler, Secretary
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end:     May 31

Date of reporting period:  November 30, 2005

Item 1.  Reports to Stockholders.

November 30, 2005

Westcore Equity Funds
Westcore MIDCO Growth Fund
Westcore Growth Fund
Westcore Select Fund
Westcore International Frontier Fund
Westcore Blue Chip Fund
Westcore Mid-Cap Value Fund
Westcore Small-Cap Opportunity Fund
Westcore Small-Cap Value Fund

Westcore Bond Funds
Westcore Flexible Income Fund
Westcore Plus Bond Fund
Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by Denver Investment Advisors LLC.

WestCore Funds

Better research
makes the
difference.

1-800-392-CORE (2673) ■ www.westcore.com	1

Dear Fellow Shareholders:

     The past six months have been a good period for the U.S. economy, the stock market and the Westcore Funds. Total Fund Family assets were up 22% for the period, surpassing the $1 billion mark in June 2005, while finishing at $1.19 billion as the first half of our fiscal year came to a close on November 30, 2005. We believe this growth reflects our efforts to meet your investment expectations—efforts that are based on sound philosophies and skilled execution.

     We are also pleased to report that Westcore Funds continues to be recognized by independent mutual fund rating services Morningstar Inc. and Lipper Inc. As of November 30, 2005, nine of ten eligible Westcore Funds earned an Overall Morningstar Rating™ of 3 or more stars for risk-adjusted performance. Of those nine, five Westcore Funds achieved above average ratings, with Westcore Plus Bond Fund receiving a 5-star Overall Morningstar Rating™ while Westcore Flexible Income Fund, Westcore Blue Chip Fund, Westcore Growth Fund and Westcore Mid-Cap Value Fund each received a 4-star Overall Morningstar Rating™.

     Likewise, as of November 30, 2005, six Westcore Funds were awarded Lipper Leader designations. Please see the tables on pages 8 through 11 for more detailed information and pages 12 through 15 for important disclosures on these independent ratings and designations. Overall Fund performance and expense examples can be viewed on pages 4 through 7.

     In closing, we believe we are on the cusp of a very exciting time. Whereas technology drove the markets in the late 1990s, we are seeing convincing signs that markets today are being driven by the spread of capitalism on a global scale. The rapidly growing economies of emerging free market countries such as China and India have led to a commodities boom, which in turn could drive economic and stock market growth for many years to come.

2	Semi-Annual Report November 30, 2005

     While the recent performance of energy and basic materials stocks makes for compelling evidence, it is impossible to predict what the future may hold. This is why we always encourage investors to maintain a diversified portfolio across a variety of asset classes (stocks and bonds), market capitalizations (large, medium and small) and investment styles (growth, value, domestic and international), and we hope you will consider the Westcore Fund Family for that very reason.

     Thank you for the privilege of serving your investment needs. For more information, please call 1-800-392-2673, e-mail us at invest@westcore.com or visit us online at www.westcore.com.

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

1-800-392-CORE (2673) ■ www.westcore.com	3

Average Annual Total Returns as of 11/30/05

						Since incep.
Westcore MIDCO	6-Month	1-Year	3-Year	5-Year	10-Year	8/1/86
Growth Fund	9.96%	8.72%	15.61%	5.45%	8.89%	12.19%
Russell Midcap Growth Index	11.05%	16.19%	19.74%	2.20%	9.15%	11.40%
Lipper Mid-Cap Growth Index	12.44%	14.03%	16.53%	0.36%	7.12%	10.39%

						Since .incep.
	6-Month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Growth Fund	9.80%	10.61%	13.27%	1.61%	10.29%	10.31%
Russell 1000 Growth Index [1]	7.05%	9.74%	10.68%	-4.14%	6.82%	10.84%
S&P 500 Index	5.88%	8.44%	12.10%	0.64%	9.28%	11.84%
Lipper Multi-Cap Growth Index	11.37%	12.82%	14.88%	-2.38%	7.15%	10.51%
Lipper Large-Cap Growth Index[2]	9.47%	12.21%	11.03%	-4.36%	6.24%	9.85%

						Since .incep.
	6-Month	1-Year	3-Year	5-Year	10-Year	10/1/99
Westcore Select Fund	14.13%	12.39%	13.39%	4.33%	NA	17.65%
Russell Midcap Growth Index	11.05%	16.19%	19.74%	2.20%	NA	4.40%
Lipper Mid-Cap Growth Index	12.44%	14.03%	16.53%	0.36%	NA	2.71%

						Since .incep.
Westcore International	6-Month	1-Year	3-Year	5-Year	10-Year	12/15/99
Frontier Fund	13.04%	17.10%	23.15%	4.75%	NA	3.42%
MSCI EAFE Small-Cap Index	14.77%	22.67%	34.25%	14.84%	NA	10.81%
Lipper International Small-Cap Index	15.12%	21.67%	32.37%	12.51%	NA	7.05%

						Since .incep.
	6-Month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Blue Chip Fund	6.14%	10.83%	13.20%	4.03%	8.68%	10.63%
S&P 500 Index	5.88%	8.44%	12.10%	0.64%	9.28%	11.84%
Lipper Multi-Cap Core Index	7.65%	10.73%	14.17%	2.41%	8.95%	10.97%
Lipper Large-Cap Core Index[3]	6.84%	8.70%	10.51%	-0.20%	7.99%	10.63%

						Since .incep.
Westcore Mid-Cap	6-Month	1-Year	3-Year	5-Year	10-Year	10/1/98
Value Fund	10.09%	18.00%	21.77%	12.66%	NA	13.76%
Russell Midcap Value Index	9.19%	15.88%	22.98%	13.90%	NA	13.04%
Lipper Mid-Cap Value Index	7.79%	11.39%	19.52%	12.12%	NA	12.35%

						Since .incep.
Westcore Small-Cap	6-Month	1-Year	3-Year	5-Year	10-Year	12/28/93
Opportunity Fund	10.53%	8.34%	19.72%	12.89%	10.91%	11.32%
Russell 2000 Index	10.47%	8.15%	20.00%	10.12%	9.60%	9.95%
Lipper Small-Cap Core Index	11.07%	8.97%	19.38%	11.17%	11.13%	11.45%

						Since .incep.
Westcore Small-Cap	6-Month	1-Year	3-Year	5-Year	10-Year	12/13/04
Value Fund	8.67%	NA	NA	NA	NA	6.50%
Russell 2000 Value Index	9.20%	NA	NA	NA	NA	8.60%
Lipper Small-Cap Value Index	9.74%	NA	NA	NA	NA	10.85%

4	Semi-Annual Report November 30, 2005

Average Annual Total Returns as of 11/30/05 (continued)

						Since .incep.
Westcore Flexible	6-Month	1-Year	3-Year	5-Year	10-Year	6/1/88
Income Fund	1.41%	1.27%	11.94%	8.64%	7.00%	8.83%
Lehman Brothers U.S. Corporate
High Yield Ba Index	1.90%	3.29%	10.79%	8.53%	7.52%	9.13%
Westcore Flexible Income Fund
Custom Index [4]	1.90%	3.29%	10.79%	8.43%	7.00%	9.28%
Lipper High Current Yield Index	3.09%	3.60%	12.84%	6.93%	5.36%	7.29%

						Since .incep.
	6-Month	1-Year	3-Year	5-Year	10-Year	6/1/88
Westcore Plus Bond Fund	0.52%	2.53%	6.83%	6.94%	6.30%	7.17%
Lehman Brothers Aggregate
Bond Index	-0.49%	2.39%	4.00%	6.06%	6.21%	7.80%
Lipper Intermediate Investment
Grade Index	-0.44%	2.41%	4.37%	5.90%	5.81%	7.06%

						Since .incep.
Westcore Colorado	6-Month	1-Year	3-Year	5-Year	10-Year	6/1/91
Tax-Exempt Fund	-0.10%	1.50%	3.15%	4.43%	4.43%	5.30%
Lehman Brothers 10-Year
Municipal Debt Index	-0.12%	3.01%	4.63%	5.75%	5.66%	6.65%
Lipper Intermediate
Municipal Debt Index	0.17%	2.31%	3.51%	4.73%	4.62%	5.40%

"The performance data quoted represent past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. Average annual total returns and yield figures reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return and yield figures would have been lower. The performance data quoted does not reflect the deduction of the 2% redemption fee imposed if shares are redeemed or exchanged within 90 days of purchase. If imposed, the fee would reduce the performance quoted. Total return and yield figures represent past performance. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Westcore fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

1 Westcore Growth Fund's benchmark index was changed from the S&P 500 Index to the Russell 1000 Growth Index because the advisor believes that this is the most appropriate broad-based securities index for performance comparison purposes given the growth oriented investment style of the Fund. However, the Fund will continue to present the S&P 500 Index in performance comparisons as the Advisor believes that both are relevent.

2 Lipper currently classifies the Westcore Growth Fund in the Multi-Cap Growth Category, however the Fund will be reclassified to the Lipper Large-Cap Growth Index, which the Adviser believes is a more appropriate peer group comparison, especially for the 6-Month and 1-Year periods.

3 Lipper currently classifies the Westcore Blue Chip Fund in the Multi-Cap Core Category, however the Fund will be reclassified to the Lipper Large-Cap Core Index, which the Adviser believes is a more appropriate peer group comparison, especially for the 6-Month and 1-Year periods.

4 Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/05 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is a useful benchmark measurement for historical performance over three years.

Please see important footnotes on page 6.

1-800-392-CORE (2673) ■ www.westcore.com	5

Westcore Select, International Frontier and Mid-Cap Value Funds:
These Funds participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' since inception returns have been attributable to their investment in IPOs, which in turn have had a magnified impact due to the Funds' relatively small asset base. As the Funds' assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier, Small-Cap Opportunity and Small-Cap Value Funds:
Investing in small-cap funds can be more volatile and loss of principal could be greater than investing in large-cap funds.

Westcore Select Fund:
Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:
Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:
Westcore Flexible Income and Plus Bond Funds are subject to additional risk in that each may invest in high-yield/high-risk bonds and are subject to greater levels of liquidity risk. Additionally, investing in bond funds entails interest rate risk and credit risk.

Westcore Colorado Tax-Exempt Fund:
This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.

6	Semi-Annual Report November 30, 2005

		Beginning	Ending	Expenses Paid
		Account	Account	During Period*
		Value at	Value at	6/01/05 to
Fund		6/01/05	11/30/05	11/30/05

Westcore MIDCO Growth Fund	Actual Fund Return	$1,000	$1,100	$5.84
	Hypothetical Fund Return	$1,000	$1,020	$5.62

Westcore Growth Fund	Actual Fund Return	$1,000	$1,098	$5.73
	Hypothetical Fund Return	$1,000	$1,020	$5.52

Westcore Select Fund	Actual Fund Return	$1,000	$1,141	$6.17
	Hypothetical Fund Return	$1,000	$1,019	$5.82

Westcore International	Actual Fund Return	$1,000	$1,130	$8.01
Frontier Fund	Hypothetical Fund Return	$1,000	$1,018	$7.59

Westcore Blue Chip Fund	Actual Fund Return	$1,000	$1,061	$5.94
	Hypothetical Fund Return	$1,000	$1,019	$5.82

Westcore Mid-Cap Value Fund	Actual Fund Return	$1,000	$1,101	$6.58
	Hypothetical Fund Return	$1,000	$1,019	$6.33

Westcore Small- Cap	Actual Fund Return	$1,000	$1,105	$6.86
Opportunity Fund	Hypothetical Fund Return	$1,000	$1,019	$6.58

Westcore Small- Cap	Actual Fund Return	$1,000	$1,087	$6.80
Value Fund	Hypothetical Fund Return	$1,000	$1,019	$6.58

Westcore Flexible Income Fund	Actual Fund Return	$1,000	$1,014	$4.29
	Hypothetical Fund Return	$1,000	$1,021	$4.31

Westcore Plus Bond Fund	Actual Fund Return	$1,000	$1,005	$2.76
	Hypothetical Fund Return	$1,000	$1,022	$2.79

Westcore Colorado	Actual Fund Return	$1,000	$999	$3.26
Tax-Exempt Fund	Hypothetical Fund Return	$1,000	$1,022	$3.29

*       Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year/365 (to reflect the half-year period). The annualized expense ratio of Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds were 1.11%, 1.09%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively.

Disclosure of Fund Expenses (Unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2005 and held until November 30, 2005.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

1-800-392-CORE (2673) ■ www.westcore.com	7

Morningstar Ratings™ as of 11/30/05

Fund	Overall	3-Year	5-Year	10-Year

Westcore MIDCO	«««	«««	««««	«««
Growth Fund	out of 800	out of 800	out of 594	out of 212
	Mid-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Growth Fund	««««	««««	««««	««««
	out of 1,342	out of 1,342	out of 1,046	out of 368
	Large	Large	Large	Large
	Growth Funds	Growth Funds	Growth Funds	Growth Funds

Westcore Select Fund	«««	««	««««
	out of 800	out of 800	out of 594	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Growth Funds	Growth Funds	Growth Funds

Westcore International	««	«	««
Frontier Fund	out of 81	out of 81	out of 71	N/A
	Foreign Small/	Foreign Small/	Foreign Small/
	Mid Growth Funds	Mid Growth Funds	Mid Growth Funds

Westcore Blue	««««	««««	««««	«««
Chip Fund	out of 1,470	out of 1,470	out of 1,116	out of 399
	Large	Large	Large	Large
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Mid-Cap	««««	««««	««««
Value Fund	out of 340	out of 340	out of 239	N/A
	Mid-Cap	Mid-Cap	Mid-Cap
	Blend Funds	Blend Funds	Blend Funds

Westcore Small-Cap	«««	«««	«««	«««
Opportunity Fund	out of 431	out of 431	out of 317	out of 97
	Small	Small	Small	Small
	Blend Funds	Blend Funds	Blend Funds	Blend Funds

Westcore Flexible	««««	«««	««««	««««
Income Fund	out of 444	out of 444	out of 369	out of 133
	High Yield	High Yield	High Yield	High Yield
	Bond Funds	Bond Funds	Bond Funds	Bond Funds

Westcore Plus	«««««	«««««	«««««	««««
Bond Fund	out of 894	out of 894	out of 669	out of 349
	Intermediate-	Intermediate-	Intermediate-	Intermediate-
	Term Bond	Term Bond	Term Bond	Term Bond
	Funds	Funds	Funds	Funds

Westcore Colorado	«««	«««	«««	««
Tax-Exempt Fund	out of 330 Muni	out of 330 Muni	out of 291 Muni	out of 218 Muni
	Single State	Single State	Single State	Single State
	Interm Funds	Interm Funds	Interm Funds	Interm Funds

© 2005 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/05. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

See complete disclaimers beginning on page 12.

8	Semi-Annual Report November 30, 2005

Lipper Leaders for Consistent Return for the Three-Years Ended 11/30/05:
Westcore Mid-Cap Value Fund Lipper Leader for Consistent Return out of 204 Mid-Cap Value Equity Funds for the three-year period	Westcore Plus Bond Fund Lipper Leader for Consistent Return out of 374 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relativeto peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Lipper Leaders for Total Return for the Three-Years Ended 11/30/05:
Westcore Mid-Cap Value Fund Lipper Leader for Total Return out of 204 Mid-Cap Value Equity Funds for the three-year period	Westcore Plus Bond Fund Lipper Leader for Total Return out of 392 Intermediate Investment Grade Fixed Income Funds for the three-year period

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	9

Lipper Leaders for Expense for the Three-Years Ended 11/30/05:
Westcore MIDCO Growth Fund Lipper Leader for Expense out of 162 Mid- Cap Growth Equity Funds for the three-year period	Westcore Select Fund Lipper Leader for Expense out of 162 Mid- Cap Growth Equity Funds for the three-year period	Westcore Flexible Income Fund Lipper Leader for Expenseout of 120 High Current Yield Fixed Income Funds for the three-year period

Westcore Plus Bond Fund Lipper Leader for Expense out of 138 Intermediate Investment Grade Fixed Income Funds for the three-year period	Westcore Colorado Tax-Exempt Fund Lipper Leader for Expense out of 383 Single State Intermediate Municipal Fixed Income Funds for the three-year period

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Lipper Leaders for Preservation for the Three-Years Ended 11/30/05:
Westcore Blue Chip Fund Lipper Leader for Preservation out of 7,972 Equity Funds for the three-year period	Westcore Plus Bond Fund Lipper Leader for Preservation out of 4,093 Fixed Income Funds for the three- year period

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

10	Semi-Annual Report November 30, 2005

Lipper Leaders for Tax Efficiency for the Three-Years Ended 11/30/05:
Westcore MIDCO Growth Fund Lipper Leader for Tax Efficiency out of 454 Mid-Cap Growth Equity Funds for the three-year period	Westcore Select Fund Lipper Leader for Tax Efficiency out of 454 Mid-Cap Growth Equity Funds for the three-year period

Westcore Colorado Tax-Exempt Fund Lipper Leader for Tax Efficiency out of 102 Other State Intermediate Municipal Fixed Income Funds for the three-year period

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	11

Morningstar Ratings

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/05 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 800 funds in the last three years, 594 funds in the last five years, and 212 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 3 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 1,342 funds in the last three years, 1,046 funds in the last five years, and 368 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 4 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 800 funds in the last three years, and 594 funds in the last five years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 2 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods: 81 funds in the last three years, and 71 funds in the last five years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 1 star and 2 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,470 funds in the last three years, 1,116 funds in the last five years, and 399 funds in the last ten years. With respect to these Large Blend funds, Westcore Blue Chip Fund received a Morningstar Rating of 4 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Value Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 340 funds in the last three years, and 239 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 4 stars and 4 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 431 funds in the last three years, 317 funds in the last five years, and 97 funds in the last ten years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

12	Semi-Annual Report November 30, 2005

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 444 funds in the last three years, 369 funds in the last five years, and 133 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 3 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 894 funds in the last three years, 669 funds in the last five years, and 349 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Municipal Single State Intermediate funds over the following time periods: 330 funds in the last three years, 291 funds in the last five years, and 218 funds in the last ten years. With respect to these Municipal Single State Intermediate funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 2 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Lipper Leaders for Consistent Return

Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 204 funds in the last three years, 103 funds in the last five years and 204 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Consistent Return rating of Lipper Leader, 4 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 374 funds in the last three years, 283 funds in the last five years, 112 funds in the last ten years and 375 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Total Return

Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

1-800-392-CORE (2673) ■ www.westcore.com	13

Westcore Mid-Cap Value Fund was rated among the following number of Mid-Cap Value Equity Funds for the following time periods: 204 funds in the last three years, 104 funds in the last five years and 204 funds in the overall period. With respect to these Mid-Cap Value Equity Funds, Westcore Mid-Cap Value Fund received a Total Return rating of Lipper Leader, 3 and 2 for the three-year, five-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 392 funds in the last three years, 293 funds in the last five years, 139 funds in the last ten years and 392 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received a Total Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Lipper Leaders for Expense

Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 162 funds in the last three years, 131 funds in the last five years, 66 funds in the last ten years and 162 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 162 funds in the last three years, 131 funds in the last five years and 162 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received an Expense rating of Lipper Leader, 2 and Lipper Leader for the three-year, five-year and overall periods.

Westcore Flexible Income Fund was rated among the following number of High Current Yield Fixed Income Funds for the following time periods: 120 funds in the last three years, 106 funds in the last five years, 46 funds in the last ten years and 120 funds in the overall period. With respect to these High Current Yield Fixed Income Funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income Funds for the following time periods: 138 funds in the last three years, 111 funds in the last five years, 63 funds in the last ten years and 138 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income Funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income Funds for the following time periods: 383 funds in the last three years, 362 funds in the last five years, 324 funds in the last ten years and 383 funds in the overall period. With respect to these Single State Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.

14	Semi-Annual Report November 30, 2005

Lipper Leaders for Preservation

Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore Blue Chip Fund was rated among the following number of Equity Funds for the following time periods: 7,972 funds in the last three years, 5,853 funds in the last five years, 2,015 funds in the last ten years and 7,972 funds in the overall period. With respect to these Equity Funds, Westcore Blue Chip Fund received a Preservation rating of Lipper Leader, 2, 2 and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Fixed Income Funds for the following time periods: 4,093 funds in the last three years, 3,385 funds in the last five years, 2,090 funds in the last ten years and 4,093 funds in the overall period. With respect to these Fixed Income Funds, Westcore Plus Bond Fund received a Preservation rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Lipper Leaders for Tax Efficiency

Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/05. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2005, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 454 funds in the last three years, 333 funds in the last five years, 123 funds in the last ten years and 454 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore MIDCO Growth Fund received a Tax Efficiency rating of Lipper Leader, 5, 5 and 5 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Select Fund was rated among the following number of Mid-Cap Growth Equity Funds for the following time periods: 454 funds in the last three years, 333 funds in the last five years and 454 funds in the overall period. With respect to these Mid-Cap Growth Equity Funds, Westcore Select Fund received a Tax Efficiency rating of Lipper Leader, 5 and 4 for the three-year, five-year and overall periods, respectively.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income Funds for the following time periods: 102 funds in the last three years, 81 funds in the last five years, 59 funds in the last ten years and 102 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income Funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

1-800-392-CORE (2673) ■ www.westcore.com	15

Westcore MIDCO Growth Fund

FUND STRATEGY: Investing in a diversified portfolio of medium-sized companies with growth potential.

 Amid higher interest rates, rising energy prices and devastating hurricanes, the Westcore MIDCO Growth Fund gained 9.96%— trailing both the 11.05% and 12.44% returns for the Fund's Russell Midcap Growth Index and its peer group, the Lipper Mid-Cap Growth Index. Although lagging these indices is disappointing, we are encouraged by an absolute return of nearly 10%.

     During the period, healthcare stocks provided us with the best overall returns. Within this sector, our top-performing holdings were Amylin Pharmaceuticals Inc., Endo Pharmaceutical Holdings Inc., Neurocrine Biosciences Inc. and Celgene Corp. Each of these companies is bringing, or has recently brought, new products to market— Amylin for diabetics, Endo for pain management, Neurocrine for sleep management, and Celgene for cancer treatment.

     The technology portion of our portfolio also performed well. Harris Corp., a leading supplier of government communications systems, was our principal contributor in the sector. We have benefited from several years of ownership as both sales and earnings have grown nicely.

     Likewise, energy stocks continued to provide excellent returns. However, our decision to underweight the sector, in the belief that energy prices will moderate in the months ahead, detracted from our relative performance versus our benchmark index.

     Unfortunately, we stumbled with a number of our consumer cyclical stocks. Two notable setbacks involved closeout retailer Tuesday Morning Corp. and mattress manufacturer Tempur-Pedic International Inc. Both companies reported disappointing earnings causing their stock prices to decline substantially. We subsequently sold our position in Tuesday Morning.

16	Semi-Annual Report November 30, 2005

Looking ahead, we remain optimistic about our portfolio, and mid-cap stocks in general. As you may know, mid-cap stocks— typically those with market capitalizations between $1 and $10 billion— can frequently grow earnings faster than small or large companies. Small companies often lack the resources to grow rapidly, while the critical mass of large companies makes rapid growth more difficult. From our standpoint, portfolio companies such as NAVTEQ Corp., FMC Technologies Inc., SanDisk Corp. and Station Casinos Inc. are examples of companies that possess those characteristics and have the resources and the ability to gain market share.

We believe that the challenging environment facing growth stocks is behind us. For this reason, we are confident we will be rewarded for investing in companies that deliver the innovation that is an inherent characteristic of all capitalist economies. In providing these transformational products and services, it is our view that these businesses have gone relatively unrecognized. We would expect that to change over the next few years.

    In closing, please note that as previously announced, Lisa Z. Ramirez, CFA will be stepping down as Co-Portfolio Manager effective March 31, 2006. Lisa will continue to assist the team during this transition period to ensure consistency in our research efforts. We are grateful for Lisa's many years of valuable service to the MIDCO team.

1-800-392-CORE (2673) ■ www.westcore.com	17

Westcore MIDCO Growth Fund (continued)

Russell Midcap Growth Index is the Fund's benchmark index. It is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

18	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

2.72%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
2.41%	Nabors Industries Inc. (NBR)- A land-drilling contractor
2.39%	Neurocrine Biosciences Inc. (NBIX) - Focuses on the discovery and development of therapeutics for neuropsychiatric, neoroinflammatory and neurodegenerative diseases and disorders
2.39%	DaVita Inc. (DVA) - Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
2.12%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
2.11%	Amylin Pharmaceuticals Inc. (AMLN) - A development stage pharmaceutical company focused on metabolic disorders
2.01%	Jacobs Engineering Group Inc. (JEC) - Provides engineering, design and consulting services as well as construction and construction management services to industrial, commercial and governmental clients
1.98%	Certegy Inc. (CEY) - Provides credit and debit card processing, electronic banking services, check risk management, check cashing and merchant card processing services to financial institutions and merchants
1.95%	HCC Insurance Holdings Inc. (HCC) - Provides property insurance in the United
States and marine, aviation, offshore energy, accident and health insurance worldwide
1.90%	Cephalon Inc. (CEPH) - Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer

Percent of Net Assets in Top Ten Holdings: 21.98%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	19

Westcore Growth Fund

FUND STRATEGY: Investing primarily in large companies with growth potential.

   "Anyone can hold the helm when the sea is calm," wrote first century B.C. dramatist Publilius Syrus. But as we have seen, the sea has been anything but calm, with higher interest rates, rising fuel costs and the substantial damage inflicted by two major hurricanes. Yet even as the market wrestled with these fears, opportunities still emerged via companies fueled by positive margin expansion, strong operating profit growth and some of the most robust balance sheets in 20 years.

     When the fog of negative sentiment ultimately lifted, these strong fundamentals coupled with reasonable valuations set the stage for a strong autumn rally, rewarding those investors with enough patience to weather the storm. During the six months that ended November 30, 2005, the Westcore Growth Fund held true to its investment philosophy and remained on course. The Fund returned 9.80% for the period, compared to returns of 7.05% for its benchmark, the Russell 1000 Growth Index, 5.88% for the S&P 500 Index, and 11.37% for the Lipper Multi-Cap Growth Index. While Lipper currently classifies the Westcore Growth Fund in Multi-Cap Growth Category, the Fund will be reclassified to the Lipper Large-Cap Growth Index, which we believe is a more appropriate peer group comparison. For the six months ended November 30, 2005, the Lipper Large-Cap Growth Index returned 9.47%

     The Fund's strong performance was driven by positive contributions from investments in a number of areas, most notably the healthcare and financials sectors. Gilead Sciences Inc., Caremark Rx Inc. and Hospira Inc. led the way for the Fund as strong fundamentals and reasonable valuations were recognized by the market.

20	Semi-Annual Report November 30, 2005

     Meanwhile, the financials sector was also a valuable contributor as Goldman Sachs Group Inc. and Franklin Resources Inc. benefited from favorable conditions in the capital markets. Not to be outdone, other relative contributors included America Movil S.A. de C.V., Corning Inc. and Broadcom Corp. in the information technology arena as well as Transocean Inc. and Schlumberger Ltd. in the energy sector. However, even after factoring in our sector allocation decisions, the vast majority of the Fund's strong performance resulted from individual stock selection, further strengthening our conviction in our intensive fundamental research.

 Likewise, negative Fund performance was limited to specific detractors rather than broad thematic events, namely XM Satellite Radio Holdings, Pfizer Inc. and FedEx Corp. Despite strong subscriber growth at XM Satellite Radio, the company was burdened by short-term cost concerns and competitive market share shifts. We remain positive on long-term growth rates for satellite radio and the potential for additional services that could leverage the medium's technological platform and distribution channels.

     Pfizer also detracted from performance as controversy surrounding the cholesterol drug Lipitor dampened the company's growth outlook and allowed regulatory and legal issues facing large pharmaceutical companies to resurface. Lastly, we sold the Fund's position in FedEx during the summer months when fears of rising fuel costs and a slowing economy weighed on the stock. As fuel costs retreated from their highs, FedEx later rebounded. The Fund's lack of exposure to airfreight providers ultimately led to relative underperformance.

    Looking ahead, our forecast for the equity markets is sunny with patches of clouds. We believe domestic and global economic growth should remain solid, while next year's corporate profits may well surprise on the upside. Given the backdrop of relatively low (albeit increasing) interest rates, decent profit growth, increased merger and acquisition activity, and reasonable valuations, it is our view that ongoing opportunity exists within the marketplace.

     To that end, the Fund remains dedicated to our discipline of balancing companies with longer-term "core" growth catalysts and those with more near-term and potentially higher "tactical" growth catalysts. We are confident that this strategy will enable us to hold the helm and navigate our shareholders through turbulent markets.

1-800-392-CORE (2673) ■ www.westcore.com	21

Westcore Growth Fund (continued)

Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 firms in the Russell 3000 Index, which represents approximately 98% of the investable US equity market.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds classification. This classification consists of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper currently classifies the Westcore Growth Fund in the Multi-Cap Growth Category, however the Fund will be reclassified to the Lipper Large-Cap Growth Index, which the Adviser believes is a more appropriate peer group comparison, especially for the past 1-Year period.

Lipper Large-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Growth classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

22	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

3.57%	UnitedHealth Group Inc. (UNH) - Provides employers products and resources to plan and administer employee benefit programs
3.44%	QUALCOMM Inc. (QCOM) - Develops and delivers digital wireless communications products and services based on the company's CDMA digital technology
3.25%	Microsoft Corp. (MSFT) - Develops, manufactures, licenses, sells and supports software products
3.14%	Corning Inc. (GLW) - Conducts operations in the telecommunications, advanced materials and information display industries
2.96%	Yahoo! Inc. (YHOO) - A global Internet media company offering an online guide to web navigation, information content, communication services and commerce
2.80%	General Electric Co. (GE) - Makes and markets products for the generation, transmission, distribution, control, and utilization of electricity as well as offering a variety of financial services and media through its subsidiaries
2.79%	Texas Instruments Inc. (TXN) - A global semiconductor company that designs and supplies digital signal processing and analog technologies
2.63%	Franklin Resources Inc. (BEN) - Provides investment advisory services to mutual fund, retirement, institutional/separate accounts and high net worth investors
2.61%	Amgen Inc. (AMGN) - Discovers, develops, manufactures and markets human therapeutics based on cellular and molecular biology
2.51%	Gilead Sciences Inc. (GILD) - Discovers, develops and commercializes therapeutics for viral diseases

Percent of Net Assets in Top Ten Holdings: 29.70%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	23

Westcore Select Fund

FUND STRATEGY: Investing in a limited number of primarily medium-sized companies selected for their growth potential.

     Reflecting renewed strength in growth stocks, the Westcore Select Fund finished the first half of our fiscal year with a solid gain of 14.13%, nicely ahead of the 11.05% return for our benchmark, the Russell Midcap Growth Index, and the 12.44% return of our peer group, the Lipper Mid-Cap Growth Index. Although the period was characterized by higher interest rates, rising energy prices and devastating hurricanes, economic fundamentals and corporate earnings remained strong, providing support for increased stock prices.

     The Westcore Select Fund is a concentrated portfolio, normally investing in 20 to 35 mid-cap stocks we believe have strong long-term performance possibilities. The Fund maintains sector and industry diversification, and the companies represented in the portfolio typically possess favorable balance sheets and well-defined business franchises. We are particularly fond of companies with high returns on invested capital and meaningful free cash flow.

     Many of these qualities were identified in our healthcare stocks, which provided significant outperformance relative to our benchmark. Amylin Pharmaceuticals Inc., St. Jude Medical Inc. and Neurocrine Biosciences Inc. were new holdings during the period replacing Covance Inc. and PacifiCare Health Systems Inc. Amylin was up 112% as investors realized the potential of Byetta, its new blood sugar control treatment for Type II diabetics. Endo Pharmaceutical Holdings Inc. gained 45% on strong sales for its four major pain management products— Lidoderm, OxycodoneER, Percocet/Endocet and Frova. PacifiCare Health Systems, a West Coast HMO, advanced 22% following the announcement of its acquisition by UnitedHealth Group. Other healthcare holdings— Covance, DaVita, St. Jude Medical and Neurocrine Biosciences— also contributed positively to Fund performance.

24	Semi-Annual Report November 30, 2005

     Additionally, our portfolio benefited from stocks in the capital goods, credit sensitive, technology and energy sectors. We made no changes in capital goods where we continued to be pleased by the progress of Jacobs Engineering Group Inc. In the credit sensitive sector, we benefited from our holdings in T. Rowe Price Group Inc. and State Street Corp., while adding Zions Bancorp.

     Elsewhere, Akamai Technologies Inc., Intuit Inc. and Cadence Design Systems Inc. were our top contributors in the technology sector, while RSA Security Inc., ATI Technologies Inc. and Altera Corp. detracted from performance and were ultimately sold. We held Altera for only a brief period before changing our investment decision, adding Harris Corporation in its place. Within the energy sector, we sold Noble Corp. and replaced it with FMC Technologies Inc.

     In contrast, the Fund suffered significant disappointments in the consumer cyclical sector. Mattress manufacturer Tempur-Pedic International Inc. declined 28%; Royal Caribbean Cruises Ltd. fell by 11%; XM Satellite Radio Holdings Inc. dropped 10%; and Ross Stores Inc. was off by 9%. Although Tempur-Pedic and Ross Stores were both added during the period, only Tempur-Pedic remained at period end. Royal Caribbean, which we had held for several years, was also sold and replaced with Wynn Resorts Ltd.

     All things considered, we engaged in more buy and sell activity than is typical for us over the past six months. However, we are very comfortable with the portfolio's present structure. We currently hold 20 mid-cap companies in the portfolio, and will be monitoring their progress closely as we navigate the second half of our fiscal year.

1-800-392-CORE (2673) ■ www.westcore.com	25

Westcore Select Fund (continued)

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

26	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

5.97%	Intuit Inc. (INTU)- Develops and markets software products that allows households and small businesses to automate financial tasks, including accounting and personal finances
5.65%	Akamai Technologies Inc. (AKAM) - Provides global delivery services for internet content, streaming media and applications and global internet traffic management
5.59%	Wynn Resorts Ltd. (WYNN) - Owns and operates Wynn Las Vegas, a luxury hotel and destination casino resort in Las Vegas, NV
5.47%	St. Jude Medical Inc. (STJ) - Develops, manufactures and distributes medical devices for the worldwide cardiovascular market
5.47%	T. Rowe Price Group Inc. (TROW) - An asset management firm that provides investment, record keeping and communications services to corporate and public retirement plans
5.41%	DaVita Inc. (DVA) - Provides dialysis services in the U.S. for patients suffering from chronic kidney failure
5.36%	Zions Bancorporation (ZION)- A bank holding company that operates full-service banking offices
5.27%	Endo Pharmaceutical Holdings Inc. (ENDP) - Researches, develops and markets both branded and generic pain pharmaceuticals
5.21%	Cadence Design Systems Inc. (CDNS) - Provides software technology and comprehensive design and consulting services and technology used to design and develop complex chips and electronic systems
5.06%	Harris Corp. (HRS) - An international communications equipment company focused on product, systems and service solutions

Percent of Net Assets in Top Ten Holdings: 54.46%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	27

Westcore International Frontier Fund

FUND STRATEGY: Investing in small, international companies that are poised for growth.

    For the fiscal half-year ended November 30, 2005, the Westcore International Frontier Fund gained 13.04%, while its benchmark and peer group, the MSCI EAFE Small-Cap Index and the Lipper International Small-Cap Index, returned 14.77% and 15.12%, respectively. Although we are disappointed when we trail these relative yardsticks, it should be pointed out that we neither manage to an index, nor do we measure investment success in six-month intervals.

     Given the tremendous focus on short-term results, many investors fail to differentiate between providence and discipline, between what has happened in the past and what may occur in the future. This is important to consider because it is our view that we are entering a period where individual stock selection will take on increasing importance.

     Small-cap international stocks have had a terrific run over the past few years but only during 2005 has that success appeared to be fundamentally driven. Looking back, the sector experienced a broad revaluation from the depressed levels following the September 11 terrorist attacks and up through the March 2003 invasion of Iraq. In 2004, the rally continued, but appeared more sector based and speculative in nature, driven largely by China's seemingly insatiable demand for commodities. Your Fund did not participate in these trends, as concerns surrounding the underlying investment value of many top-performing names prevented us from owning them.

     Which brings us to 2005 and beyond. With a number of our holdings reporting solid revenue growth, strong cash generation and positive earnings visibility, we have seen revaluation of the portfolio. Buyouts have accounted for some of these revaluations while operating leverage has accounted for others. For example, French industrial equipment manufacturer Pinguely-Haulotte continues to report strong revenue growth with clear margin improvements. Leverage is apparent in the business model and the stock has rallied on strong sales and earnings growth trends.

28	Semi-Annual Report November 30, 2005

     In contrast, Global Bio-Chem Technology Group, a leading Chinese manufacturer of corn-refined and corn-based biochemical products, reported a significant decline in gross margins as the company lowered lysine prices in an effort to remove marginal players and absorb excess capacity. Although the stock continued to struggle as lysine prices stabilized, we believe the substitution of imported products, local demand and increasing downstream capacity should ultimately drive strong long-term growth and profitability.

     From a regional perspective, Europe continues to grow, albeit slowly, but is flush with private equity money. Several of our companies have been acquired by or have sold divisions to private equity investors. A number of other holdings have been approached. That private equity firms rather than industrial buyers are the highest bidders illustrates the premiums being paid. It also highlights the opportunities in a bottom-up, stock-picking portfolio of cash generative companies with healthy balance sheets and strong competitive positions.

     We believe a stock-by-stock approach is equally important in Asia. With economic growth in Australia and New Zealand slowing, with Hong Kong and China facing reform, growth and currency issues, and with Japan perhaps on the cusp of a long-awaited recovery, great uncertainty means stock selection is paramount. Although an increasing number of Japanese companies have come to focus on returns on equity and other indicators of value creation, we believe it is still too few. Nevertheless, we remain diligent in our efforts to uncover these opportunities.

     Going forward, our strategy remains the same: Find quality companies and wait for market value to close the gap with our assessed intrinsic value. We continue to see opportunities in companies traditionally considered to be value plays, as we believe they are well positioned for economic recovery. At the same time, their prospects for modest revenue growth could drive operating leverage and profit growth.

     Likewise, we remain bullish as we witness operating leverage in the reported results of our holdings. Robust merger and acquisition activity and attractive relative valuations continue to support a favorable environment that is clearly rewarding fundamental quality. Against this backdrop, we believe stock pickers will be best positioned to outperform, while markets will reward companies for their solid results.

1-800-392-CORE (2673) ■ www.westcore.com	29

Westcore International Frontier Fund (continued)

Country Breakdown as of November 30, 2005
Country	Market Value	%	Country	Market Value	%
Australia	2,213,715	8.32%	New Zealand	566,289	2.13%
Canada	869,918	3.27%	Norway	1,273,348	4.78%
France	2,463,053	9.25%	Singapore	1,365,657	5.13%

Germany	3,677,741	13.81%	Sweden	1,045,836	3.93%
Hong Kong	660,905	2.48%	United Kingdom	4,700,450	17.65%
Ireland	704,506	2.65%	Cash Equivalents and
Italy	1,453,960	5.46%	Net Other Assets	1,345,350	5.05%
Japan	3,303,309	12.41%	Net Assets	$26,622,616	100%
Netherlands	978,579	3.68%

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

30	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

3.68%	Trader Classified Media NV (Netherlands) - Publisher of paid circulation classified publications with monopoly positions in classified auto, real estate, and job search
3.47%	T&F Informa Group PLC (United Kingdom) - Publishes books, scientific and academic journals and provides business information through newspapers, magazines and electronic media
3.37%	Techem AG (Germany) - Manufactures energy and water measuring and billing devices for the housing industry
3.27%	Zarlink Semiconductor Inc. (Canada) - Employs analog, digital, and mixed signal capabilities to offer products for wired, wireless, and optical connectivity markets
3.21%	SGL Carbon AG (Germany) - Produces carbine and graphite materials
3.06%	G.U.D. Holdings Ltd. (Australia) - Manufactures automotive filters, heavy-duty air filters, automotive chemicals, fuel pumps and fuel repair kits which are distributed to the automotive industry throughout Australia and New Zealand
2.89%	Goodpack Ltd. (Singapore) - Markets, repairs and leases intermediate bulk containers in Asia Pacific, North and Latin America and Europe
2.86%	OPTEX Co. Ltd. (Japan) - Manufactures infrared sensors and equipment for security systems, automatic doors and factory automation
2.86%	Esprinet SPA (Italy) - Distributes hardware and software for computers, networks, and related information technology systems throughout Italy
2.81%	ProSafe ASA (Norway) - Provides specialized oil services for production activity off the coast of Norway

Percent of Net Assets in Top Ten Holdings: 31.48%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	31

Westcore Blue Chip Fund

FUND STRATEGY: Investing in large, well-established companies whose stocks appear to be undervalued.

     We are pleased to report that the Westcore Blue Chip Fund posted a gain of 6.14% for the six months ended November 30, 2005. This compares favorably to the 5.88% return of its benchmark, the S&P 500 Index, yet falls short of the 7.65% return for its current Lipper classification, the Multi-Cap Core Index. While Lipper currently classifies the Westcore Blue Chip Fund in the Multi-Cap Core Category, the Fund will be reclassified to the Lipper Large-Cap Core Index, which we believe is a more appropriate peer group comparison. For the period ended November 30, 2005, the Lipper Large-Cap Core Index returned 6.84%.

     Against a backdrop of above-average economic performance, investors found much to distract them. With three catastrophic hurricanes, higher energy costs, rising interest rates and a potential housing bubble all converging at once, equity markets trended moderately higher amid conflicting fears of economic slowdown and mounting inflation.

     Among the strongest-performing sectors during this period were energy and transportation, and in both instances our stock selection within those sectors added value to Fund performance. Although hurricane-related supply disruptions drove energy prices significantly higher, which benefited the companies we owned, in our view oil prices will remain above the market's expectations based on our belief in the industry's inability to meaningfully grow supply. From our standpoint, there is still tremendous value to be realized as the market rewards those energy companies that are positioned to benefit.

     Such was the case for XTO Energy Inc. and Transocean Inc, up 28% and 26% respectively during the period. XTO is an exploration and production company with a long history of superior and highly cost-efficient extraction performance. Transocean, a leading offshore drilling company, continues to capitalize on strong demand and higher day rates for contract rigs.

32	Semi-Annual Report November 30, 2005

     Transportation stocks were fairly flat through the summer and came under some pressure as fuel prices spiked. However, solid third quarter shipping volumes followed by moderating energy prices in October and November led the group to rally nicely. Our position in railroad operator Norfolk Southern Corp. prospered in this environment, aided by ongoing efficiency gains.

     While healthcare stocks as a whole were down slightly for the period, due to a prolonged tough market for large-cap pharmaceuticals, our holdings were up more than 9%. Stocks that contributed to Fund performance included generic drug manufacturer Teva Pharmaceutical Industries, having benefited from revenue gains and a robust drug pipeline, and managed healthcare provider PacifiCare Health Systems Inc., which was acquired at a premium near our price target.

     Offsetting these strong performers were modest laggards within the technology and financial sectors. VeriSign Inc., a provider of e-commerce security software, underperformed as concerns arose regarding its mobile content. We believe these issues are overstated relative to its fundamentals and continue to favor the holding. Likewise, semiconductor manufacturing stocks fared poorly on fears that margins would come under severe competitive pressure. This affected our positions in technology companies Altera Corp. and Maxim Integrated Products Inc. were down for the period, we remain confident in their business models.

     Meanwhile, the proliferation of higher risk lending products combined with a general decline in home mortgage applications hurt the six-month performance of Countrywide Financial Corp. and Freddie Mac.

     Looking forward, we remain optimistic about the investment opportunities we see in higher quality, large-cap stocks. As the economy appears to be growing at an acceptable pace, interest rates appear to be stabilizing at still attractive levels and current energy prices seem manageable, we foresee a favorable environment developing for large-cap stocks and look forward to the year ahead. As always, we thank you for your continued interest in and support of the Westcore Blue Chip Fund.

1-800-392-CORE (2673) ■ www.westcore.com	33

Westcore Blue Chip Fund (continued)

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

Lipper currently classifies the Westcore Blue Chip Fund in the Multi-Cap Core Category, however the Fund will be reclassified to the Lipper Large-Cap Core Index, which the Adviser believes is a more appropriate peer group comparison, especially for the past 1-Year period.

Lipper Large-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Large-Cap Core classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

34	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

4.85%	Teva Pharmaceutical Industries Ltd. (TEVA) - Develops, manufactures and markets generic and branded pharmaceuticals for treatment of post-menopausal bone loss in women and treatment of multiple sclerosis
4.51%	Microsoft Corp. (MSFT) - Develops, manufactures, licenses, sells and supports software products
3.83%	Target Corp. (TGT ) - A general merchandise retailer specializing in large-store formats, including discount stores, moderate-priced promotional stores and traditional department stores
3.69%	Citigroup Inc. (C) - A diversified financial services holding company that provides a broad range of financial services
3.21%	Merrill Lynch & Co. (MER ) - Through its subsidiaries and affiliates provides investment, financing, advisory, insurance, banking and related products and services on a global basis
3.07%	Occidental Petroleum Corp. (OXY) - Explores for, develops, produces and markets crude oil and natural gas and manufactures and markets a variety of basic chemicals, including chlorine
2.94%	Amgen Inc. (AMGN) - Discovers, develops, manufactures and markets human therapeutics based on cellular and molecular biology
2.94%	Abbott Laboratories (ABT) - Discovers, develops, manufactures and sells a broad and diversified line of healthcare products and services
2.67%	Norfolk Southern Corp. (NSC) - Owns and controls Norfolk Southern Railway
Company, a freight railroad, and Pocahontas Land Corporation, a natural resources company
2.66%	XTO Energy Inc. (XTO) - A natural gas producer involved in the acquisition, exploration and development of long-lived producing oil and gas properties

Percent of Net Assets in Top Ten Holdings: 34.37%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	35

Westcore Mid-Cap Value Fund

FUND STRATEGY: Investing primarily in medium-sized companies whose stocks appear to be undervalued.

     The six-month period ended November 30, 2005 saw a continuation of strong economic growth and rising equity prices despite the presence of higher energy prices, rising interest rates, and significant event-driven pressures such as Hurricanes Katrina, Rita, and Wilma. Given the context of this setting, the Westcore Mid-Cap Value Fund navigated these difficulties well, posting a fiscal half-year gain of 10.09%. In relative terms, the Fund's performance compared favorably to that of its benchmark, the Russell Mid-Cap Value Index, as well as its peer group, the Lipper Mid-Cap Value Index, which returned 9.19% and 7.79%, respectively.

     The Fund captured positive performance among the medical/healthcare, energy and interest rate sensitive sectors. Within the medical/healthcare sector, performance was driven in large part by Biovail Corporation, a specialty pharmaceutical company. Robust price appreciation materialized on the heels of strong financial results and upwardly revised guidance. Furthermore, the company received FDA approval for a new pain therapy as a replacement for COX-2 drugs that were taken off the market.

     XTO Energy Inc., an exploration and production company, provided the largest contribution within the energy sector. The stock advanced in recognition that increasing production levels would generate higher and more sustainable levels of future free cash flow. As for the interest rate sensitive sector, Assured Guaranty Ltd., a provider of credit enhancement products, was the standout performer based on the affirmation of the company's credit rating along with improving new business successes.

     In contrast, sectors that weighed heavily on fiscal half-year performance were the consumer staples, technology and commercial services sectors. Agricultural processor Bunge Ltd. was the leading detractor within the consumer staples sector. Drought-like conditions throughout the Midwest and a weak South American soybean harvest pressured Bunge's raw material supplies, thereby dampening the outlook for free cash generation. Looking ahead, the U.S. harvest was better than expected and many indications point to a healthy growing season in South America.

36	Semi-Annual Report November 30, 2005

     Elsewhere, Altera Corp., a programmable chip manufacturer, held back results in the technology sector. New product launches and subsequent near-term scalability issues pressured operating margins; however, we believe these issues will be resolved in short order. Within the commercial services sector, our underperformance was primarily attributable to Waste Connections Inc., an environmental waste operator. Higher fuel costs dampened quarterly results, leading to share price weakness. Nevertheless, we are seeing signs of improving fundamentals as the company exercises pricing power within its competitive markets.

     In conclusion, we continue to expect moderate economic growth within a modestly higher interest rate environment. We are keeping a watchful eye on the consumer and the degree to which rising energy prices may affect spending patterns. However, we subscribe to the notion that energy prices would need to exceed recent highs by a meaningful margin before reaching levels of past oil shocks.

     Looking toward 2006, we remain steadfast in our disciplined process, focusing on intrinsic value, free cash generation and improving returns. We believe this approach will lead to long-term outperformance as we seek to uncover companies exhibiting significant upside potential that has yet to be realized. As always, thank you for your continued support and please feel free to contact us should you have any questions.

1-800-392-CORE (2673) ■ www.westcore.com	37

Westcore Mid-Cap Value Fund (continued)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

38	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

3.97%	Cephalon Inc. (CEPH) - Discovers, develops and markets biopharmaceutical products to treat neurological disorders and cancer
3.65%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods
3.07%	Biovail Corp. (BVF) - A full-service pharmaceutical company involved in the formulation, clinical testing, manufacturing and marketing of oral controlled-release products
3.05%	Range Resources Corp. (RRC) - An independent oil and gas company conducting business in the Appalachian, Permian, Mid-continent and Gulf Coast regions
2.84%	XTO Energy Inc. (XTO) - A natural gas producer involved in the acquisition, exploration and development of long-lived producing oil and gas properties
2.71%	Starwood Hotels & Resorts Worldwide Inc. (HOT) - Owns, manages and franchises hotels throughout the world
2.60%	Office Depot Inc. (ODP) - Operates a chain of office product warehouse stores in the
U.S., Canada, France and Japan
2.49%	Radian Group Inc. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
2.38%	Ambac Financial Group Inc. (ABK) - Provides financial guarantee insurance and financial management services
2.32%	UnionBanCal Corp. (UB) - A bank holding company whose primary subsidiary is Union
Bank of California N.A.

Percent of Net Assets in Top Ten Holdings: 29.08%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	39

Westcore Small-Cap Opportunity Fund

FUND STRATEGY: Investing in small-company stocks that appear to be undervalued.

     The Westcore Small-Cap Opportunity Fund reported a strong fiscal half-year gain, advancing 10.53% for the six months ended November 30, 2005. This was consistent with the 10.47% return for the Fund's benchmark, the Russell 2000 Index, but fell slightly short of its peer group, the Lipper Small-Cap Core Index, which appreciated 11.07%.

     The first half of our fiscal year was strikingly similar to the same period last year, with the press focusing on Iraq, oil prices, a potential real estate bubble, and fears of a pullback in consumer spending. While all of these concerns, coupled with the effects of three devastating hurricanes, pose risks and warrant close monitoring, we believe, much like last year, that the positives still outweigh the negatives.

     As economist Lawrence Kudlow pointed out in a recent commentary, real GDP (gross domestic product) has grown at 3% or better for ten straight quarters, averaging 4.1% on an annualized basis for its best showing since the mid-1980s. Furthermore, business profits have increased at a double-digit pace for nine straight quarters, only the third time this has occurred since 1950.

     Meanwhile, productivity gains continue to drive growth and limit inflation as output per hour has expanded at an annualized rate of 3% over the past 10 years. With profits and cash flows at all-time highs, businesses are now paying out record dividends and buying back significant blocks of outstanding stock. Capital expenditures are also increasing, which may provide needed balance should the consumer ultimately take a breather. Taken together, we believe this setting provides a favorable underpinning for stocks in general and small-cap stocks in particular.

40	Semi-Annual Report November 30, 2005

     Turning to the portfolio, sectors contributing most positively to Fund performance during the period were energy, capital goods and utilities. Energy prices increased significantly, as supply-demand imbalances were exacerbated by storm-related refining disruptions in the Gulf of Mexico. In light of these disruptions, independent exploration and production firm Carrizo Oil & Gas Inc. generated considerable upside, benefiting from increased recognition of the company's Barnett Shale assets in North Texas.

     Within the capital goods sector, electrical equipment manufacturer General Cable Corp. was a standout. Factoring into its strong results was a combination of improved demand, industry consolidation and cost-cutting measures. Additionally, the Fund's relative underweight in utilities proved advantageous given the sector's underperformance during the reporting period. Our sole utilities position, geothermal energy producer Ormat Technologies Inc., bucked this trend due to increasing cost efficiencies versus traditional forms of power generation.

     Conversely, sectors detracting most from Fund performance included medical/healthcare, consumer cyclicals and commercial services. At the company level, medical device maker HealthTronics Inc. announced the retirement of its chief executive officer, triggering investor uncertainty and downward pressure on its share price. Nevertheless, we remain confident in the underlying business.

     Consumer cyclical WMS Industries Inc. also underperformed, as investors voiced displeasure with the gaming company's recent quarterly release. However, we believe WMS is well positioned to gain market share and to deliver on improved returns. Elsewhere, independent media distributor Source Interlink Cos. Inc. reported disappointing results within the commercial services sector, although a new agreement with Wal-Mart could bode well for the future.

1-800-392-CORE (2673) ■ www.westcore.com	41

Westcore Small-Cap Opportunity Fund (continued)

     In closing, we are committed to investing in companies that generate cash and effectively deploy that cash for the benefit of their shareholders. We continue to find attractive companies based upon our investment principles and therefore look positively to the future. We greatly appreciate your confidence and support. As always, please feel free to contact us at invest@westcore.com should you have any questions.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

42	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

5.16%	ATP Oil & Gas Corp. (ATPG) - Acquires and develops natural gas and oil properties and produces natural gas and crude oil primarily in the outer continental shelf and the
Gulf of Mexico
4.73%	General Cable Corp. (BGC) - Designs, develops, manufactures, markets and distributes copper, aluminum and fiber optic wire and cable products for communications, electrical and energy markets around the world
3.50%	Crown Holdings Inc. (CCK) - Manufactures packaging products for household and consumer goods
3.33%	Belden CDT Inc. (BDC) - Manufactures high-speed electronic cables
3.07%	Clark Inc. (CLK) - Provides expert consulting services in designing, funding and administering compensation and benefit plans throughout the United States
2.82%	Carrizo Oil & Gas Inc. (CRZO) - Explores for and produces natural gas and crude oil
2.60%	EMCOR Group Inc. (EME) - Provides mechanical and electrical construction and facilities services around the world
2.49%	KKR Financial Corp. (KFN) - Specialty lender structured as a REIT
2.22%	Source Interlink Companies Inc. (SORC) - Provides information and management services for retail magazine sales to United States and Canadian retailers and magazine publishers
2.21%	Zale Corp. (ZLC) - Operates retail jewelry stores under the Zales, Gordon's and Bailey
Banks & Biddle names

Percent of Net Assets in Top Ten Holdings: 32.13%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	43

Westcore Small-Cap Value Fund

FUND STRATEGY: Investing primarily in small, dividend paying company stocks that appear to be undervalued.

     With the six-month period ending November 30, 2005, and nearly a full year of operations under our belt, the Westcore Small-Cap Value Fund returned a fiscal half-year gain of 8.67%. This strong absolute return failed to keep pace with that of our benchmark, the Russell 2000 Value Index and our peer group, the Lipper Small-Cap Value Index, which returned 9.20% and 9.74%, respectively. Although disappointing on a comparative basis, our history is brief, and we remain committed to pursuing strong relative long-term, risk-adjusted performance on behalf of our shareholders.

     The first half of our fiscal year was strikingly similar to the same period last year, with the press focusing on Iraq, oil prices, a potential real estate bubble, and fears of a pullback in consumer spending. While all of these concerns, coupled with the effects of three devastating hurricanes, pose risks and warrant close monitoring, we believe, much like last year, that the positives still outweigh the negatives.

     As economist Lawrence Kudlow pointed out in a recent commentary, real GDP (gross domestic product) has grown at 3% or better for ten straight quarters, averaging 4.1% on an annualized basis for its best showing since the mid-1980s. Furthermore, business profits have increased at a double-digit pace for nine straight quarters, only the third time this has occurred since 1950.

     Meanwhile, productivity gains continue to drive growth and limit inflation as output per hour has expanded at an annualized rate of 3% over the past 10 years. With profits and cash flows at all-time highs, businesses are now paying out record dividends and buying back significant blocks of outstanding stock. Capital expenditures are also increasing, which may provide needed balance should the consumer ultimately take a breather. Taken together, we believe this setting provides a favorable underpinning for stocks in general and small-cap stocks in particular.

44	Semi-Annual Report November 30, 2005

     Against this backdrop, sectors contributing most positively to performance over the past six months were medical/healthcare, interest rate sensitive and basic materials. Within the medical/healthcare area, Meridian Bioscience Inc. was a significant outperformer. As a leading provider of infectious disease testing equipment, the company benefited from rising demand amid heightened concerns regarding the transfer of avian flu and other animal-based illnesses to humans.

Meanwhile, Federal Agricultural Mortgage Corp. was a standout among our interest rate sensitive holdings. Farmer Mac capitalized on the flattening Treasury yield curve, which led to increased loan volume. Albany International Corp., a basic materials position, also bolstered returns, as the maker of paper production products achieved sizable cost reductions associated with enhanced manufacturing efficiencies and improved operating rates.

     In contrast, sectors most adversely impacting performance included transportation, real estate investment trusts (REITs) and communications. Transportation stocks were especially volatile during the period as evidenced by our position in Tsakos Energy Navigation Ltd. Although the oil tanker operator was affected by a seasonal lull in the shipping cycle, we remain positive on its fundamental outlook.

     Glenborough Realty Trust Inc. was also an underperformer. An anticipated improvement in office REITs has yet to materialize, as supply dynamics and leasing rates have been slow to materialize. Elsewhere, communications equipment provider Inter-Tel Inc. proved disappointing due to pricing pressure and a weak launch for its new PBX product. It was expected that the business telephone system would represent a primary revenue source for the next three to five years.

     Looking ahead, we believe in our focus on small, dividend-paying stocks identified as undervalued and its prospects for generating superior, risk-adjusted returns over time. We continue to find attractive companies that meet our cash flow and capital return criteria and remain optimistic about future results. As always, we thank you for your support, and invite you to contact us at invest@westcore.com should you have any questions regarding your investment.

1-800-392-CORE (2673) ■ www.westcore.com	45

Westcore Small-Cap Value Fund (continued)

Russell 2000 Value Index is the Fund's benchmark index. It is an unmanaged index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 firms from the Russell 3000 Index with the smallest market capitalizations. The Russell 3000 Index represents 98% of the of the investable US equity market.

Lipper Small-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Value Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

46	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005

3.59%	Belden CDT Inc. (BDC) - Manufactures high-speed electronic cables
2.99%	Max Re Capital Ltd. (MXRE) - Provides risk transfer solutions for clients in the property and casualty and life and annuity insurance markets, operating out of offices in
Bermuda and Dublin
2.71%	Lennox International Inc. (LII) - Designs, manufactures and markets heating, ventilation, air conditioning and refrigeration equipment
2.56%	Ennis Inc. (EBF) - Manufacturer of printed business products including business forms, checks, commercial printing, promotional products, office supplies, etc.
2.49%	Meridian Bioscience Inc. (VIVO) - Manufactures, markets and distributes diagnostic test kits and related products
2.47%	Blackbaud Inc. (BLKB) - Provides software and related services designed specifically for non-profit organizations
2.46%	Albany International Corp. (AIN) - Designs, manufactures and markets paper machine clothing which consists of large continuous belts of engineered fabrics that are installed on paper machines
2.43%	Tsakos Energy Navigation Ltd. (TNP) - Owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids
2.34%	Southwest Bancorp Inc. (OKSB) - An independent, commercial-oriented financial services institution focusing on growth in Texas and Kansas
2.31%	Advanta Corp. (ADVNA) - A financial services company that provides business credit cards, insurance, and deposit products

Percent of Net Assets in Top Ten Holdings: 26.35%

Top ten holdings do not include any cash, cash equivalent or exchange traded fund investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	47

Westcore Flexible Income Fund

FUND STRATEGY: A more aggressive fixed-income fund focusing on higher-yielding securities.

     In managing the Westcore Flexible Income Fund, our long-term goal is to achieve a higher risk-adjusted return than either a pure high-quality or pure high-yield debt fund. For us, that has meant investing for total return by holding a diversified portfolio of high-yield debt, investment-grade corporate bonds, preferred stocks, and income-generating equities. However, while some fixed-income managers engage in rapid trading in order to capture capital gains, we believe it is best to maximize income yield while maintaining safety of principal, regardless of market conditions.

     Although our long-term record reflects the benefits of this approach, the six months ended November 30, 2005 proved otherwise. In what has been a trader's market, the Westcore Flexible Income Fund returned 1.41%, whereas our benchmark and peer group, the Lehman Brothers Corporate U.S. High Yield Ba Index and the Lipper High Current Yield Bond Index, returned 1.90% and 3.09%, respectively.

     While this underperformance is certainly disappointing, we are not distracted by short-term fluctuations in market value. Instead, our primary focus continues to be the underlying strength and long-term relative value of the companies in which we invest. Nevertheless, while these criteria apply to our real estate investment trust (REIT) preferred stock and automotive debt exposure, both were ultimately core detractors of six-month performance.

     As interest rates have trended higher, REIT preferred stocks have traded down in conjunction with mounting investor concerns over the rising rate environment. However, given that REIT preferred stocks continue to offer a significant yield spread premium over 10-year U.S. Treasuries as well as corporate bonds, we see this environment as creating attractive, long-term buying opportunities. Overall, we believe REIT credit remains solid based on underlying strength in the commercial real estate market, rather than the uncertain housing market (more on that later).

48	Semi-Annual Report November 30, 2005

  What about the newsworthy auto sector? As many of you know, we have held positions in both General Motors and Ford for the past few years. Given their cost structure and profitability issues, we expect continued price volatility over the near term, especially as both companies implement proposed reorganizations. Critical to GM's plan is the sale of a controlling stake in financing arm GMAC, resolution of labor issues between the UAW and parts supplier Delphi, and progress on plant closures. If any of these measures appear at risk, we may revisit our short-term outlook for the credit.

    Likewise, our overall economic outlook remains unchanged. While we view economic and interest rate factors as secondary considerations, long yields have moved slightly higher as the Federal Reserve continued to raise short-term rates. Nevertheless, we see no significant risks that would trigger a spike in long-term rates. Barring a sharp rise in consumer inflation (CPI) or job growth, we believe short-term rates should level off, with the Fed likely concluding its tightening cycle by May 2006.

     From our standpoint, the biggest risk to the economy appears to be the over-leveraged consumer. Anecdotal evidence has suggested a slowdown in the housing market and the possibility that higher interest rates could boost defaults and dampen consumer spending. Our stance is that rate increases have removed speculative excesses at the margins of the housing market, but have had limited impact on overall demographic-based demand. In any event, we are keeping a watchful eye. If more concrete signs of a weakening consumer were to emerge, we would revisit our broad assessment of corporate credit quality. However, at present, our analysis indicates that the vast majority of corporate balance sheets are still in great shape.

     At this time, we would like to take a moment to cordially welcome all of our new investors, while again thanking our longstanding shareholders for their continued support. We also want to remind you that each of us firmly believes in eating our own cooking, as evidenced by our significant investments in the Fund alongside yours. As always, please feel free to email your questions or comments to invest@westcore.com.

1-800-392-CORE (2673) ■ www.westcore.com	49

Westcore Flexible Income Fund (continued)

     As previously announced, Co-Portfolio Manager Alex W. Lock has resigned effective April 28, 2006. During his 16-year tenure with the firm, Alex has played a major role in shaping our fixed-income investment philosophy and commitment to fundamental research. Of his many contributions, perhaps the most meaningful is that his presence will continue to be felt well after his departure.

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/05 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best benchmark measurement for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

50	Semi-Annual Report November 30, 2005

Top 10 Corporate Credit Exposure
as of 11/30/05*		Top 10 Sectors as of 11/30/05
4.71%	Ford Motor Co.	13.51%	Autos
4.59%	General Motors Corp.	11.06%	Other Industrial
2.30%	HCA	9.17%	Leisure
2.29%	Wynn Las Vegas LLC	8.02%	Collateralized Debt Obligations
2.26%	MGM Mirage Inc.	6.93%	Energy (Non-utilities)
1.88%	Leucadia National Corp.	5.53%	Airlines
1.88%	iStar Financial Inc.	5.52%	Healthcare
1.79%	Tenet Healthcare Corp.	4.63%	Financial Services
1.71%	Allied Capital Corp.	4.26%	REITS - Diversified
1.38%	Charter Communications Holdings	3.42%	Telecom & Related
	Capital Corp.	Percent of Net Assets in Top Ten Sectors: 72.05%
Percent of Net Assets in Top Ten Corporate Credit
Exposure: 24.79%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	51

Westcore Plus Bond Fund

FUND STRATEGY: A more moderate fixed-income fund focusing on investment quality bonds of varying maturities.

     In light of continued strong inflows, we would like to begin this semi-annual commentary by cordially welcoming all of our new investors, while again thanking our longstanding shareholders for their continued faith in our efforts. Accordingly, we look forward to serving your income needs for many years to come.

     We also want to assure you that the bottom-up discipline with which we manage the Westcore Plus Bond Fund has not changed and can easily accommodate current and future asset growth. As such, the Fund remains suitable for investors seeking a fundamental approach to income investing. Given recent market conditions, our ability to generate positive returns in a rising rate environment underscores the benefits of diversification and opportunistic security selection.

     With that said, performance for the six-month period ended November 30, 2005 remained positive. The Fund gained 0.52%, well ahead of the – 0.49% return for its benchmark, the Lehman Brothers Aggregate Bond Index, and the – 0.44% return for its peer group, the Lipper Intermediate Investment Grade Debt Index. Moreover, the Fund continued to outperform its benchmark for the one-, three-, five- and 10-year periods ended November 30, 2005.

     As evidenced by these results, our principal focus continues to be the underlying strength and long-term relative value of the companies in which we invest. For the period, however, our outperformance was driven primarily by the Fund's exposure to higher-yielding securities, which generally outpaced their investment-grade counterparts and experienced less price decline amid rising interest rates and ongoing monetary tightening. In turn, higher relative income levels generated by the portfolio provided a buffer when prices declined due to macroeconomic factors.

52	Semi-Annual Report November 30, 2005

     What about the newsworthy auto sector? As many of you know, we have held positions in both General Motors and Ford for the past few years. Given their cost structure and profitability issues, we expect continued price volatility over the near term, especially as both companies implement proposed reorganizations. Critical to GM's plan is the sale of a controlling stake in financing arm GMAC, resolution of labor issues between the UAW and parts supplier Delphi, and progress on plant closures. If any of these measures appear at risk, we may revisit our short-term outlook for the credit.

Likewise, our overall economic outlook remains unchanged. While we view economic and interest rate factors as secondary considerations, long yields have moved slightly higher as the Federal Reserve continued to raise short- term rates. Nevertheless, we see no significant risks that would trigger a spike in long-term rates. Barring a sharp rise in consumer inflation (CPI) or job growth, we believe short-term rates should level off, with the Fed likely concluding its tightening cycle by May 2006.

     From our standpoint, the biggest risk to the economy appears to be the over-leveraged consumer. Anecdotal evidence has suggested a slowdown in the housing market and the possibility that higher interest rates could boost defaults and dampen consumer spending. Our stance is that rate increases have removed speculative excesses at the margins of the housing market, but have had limited impact on overall demographic-based demand. In any event, we are keeping a watchful eye. If more concrete signs of a weakening consumer were to emerge, we would revisit our broad assessment of corporate credit quality. However, at present, our analysis indicates that the vast majority of corporate balance sheets are still in great shape.

   As previously announced, Co-Portfolio Manager Alex W. Lock has resigned effective April 28, 2006. During his 16-year tenure with the firm, Alex has played a major role in shaping our fixed-income investment philosophy and commitment to fundamental research. Of his many contributions, perhaps the most meaningful is that his presence will continue to be felt well after his departure.

1-800-392-CORE (2673) ■ www.westcore.com	53

Westcore Plus Bond Fund (continued)

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

54	Semi-Annual Report November 30, 2005

Top 10 Corporate Credit Exposure
as of 11/30/05*		Top 10 Sectors as of 11/30/05
2.27%	Ford Motor Co.	11.70%	Financial Services
2.26%	Fannie Mae	8.19%	Mortgage-Backed Securities
2.19%	General Motors Corp.	6.67%	Autos
1.91%	Cox Enterprises	6.58%	Leisure
1.46%	iStar Financial Inc.	6.53%	Other Industrials
1.24%	Wells Fargo & Co.	6.51%	Asset-Backed Securities
1.24%	Hilton Hotels Corp.	4.39%	Cable & Media
1.16%	Allied Capital Corp.	4.38%	Energy (Non-Utilities)
1.14%	General Growth Properties	4.23%	REITS-Shopping Centers
1.11%	Centerpoint Property Trust	4.03%	Collateralized Debt Obligations

Percent of Net Assets in Top Ten Corporate Credit		Percent of Net Assets in Top Ten Sectors: 63.21%
Exposure: 15.98%

* Percentages represent the Fund's aggregate holdings in the same corporate issuer and its affiliates. Top ten corporate credit exposure and sectors are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular security, issuer or sector.

1-800-392-CORE (2673) ■ www.westcore.com	55

Westcore Colorado Tax-Exempt Fund

FUND STRATEGY: Offering Colorado investors double tax-exempt income through investing in municipal bonds of investment quality.

     Monetary tightening continued to drive the interest rate environment, as the Federal Reserve maintained a policy of measured interest rate hikes in its ongoing efforts to stave off inflation. While November's quarter-point increase brought the widely followed federal funds rate to a near-term high of 4.0%, up from 1% in June 2004, longer-term U.S. Treasury yields traded in a narrow range, just slightly above their short-term counterparts.

     Against this backdrop, the municipal yield curve tracked the flattening in Treasury yields, with tax-exempt yields, as measured by the Municipal 20 Bond Buyer Index, rising from 4.24% on May 31, 2005 to 4.51% on November 30, 2005. Subsequently, the uptrend in interest rates led to a general decline in bond prices during the six-month period.

     Over the same six-month period, the Westcore Colorado Tax-Exempt Fund returned – 0.10% compared to a – 0.12% return for its primary benchmark, the Lehman Brothers 10-year Municipal Bond Index, and a 0.17% return for its peer group, the Lipper Intermediate Municipal Index. In keeping with its current defensive posture, the Fund's return reflected shorter average maturity and duration, and higher average credit quality, relative to its benchmark.

     This return also reflects our longstanding practice of protecting principal value during rising rate environments while providing high current income that is exempt from both state and federal taxes. Consistent with this is the Fund's focus on high quality intermediate-term securities that generate relatively high levels of interest income. In keeping with this approach, the Fund primarily holds insured or prerefunded credits that carry "AAA" credit ratings from Moody's Investors Service and Standard & Poor's.

56	Semi-Annual Report November 30, 2005

     Our focus over the reporting period has been to maintain the Fund's average credit quality at suitably high levels, while adding a few select investment-grade securities offering higher income levels. One example of this is Aurora Golf Course Enterprise System Revenue bonds, rated Baa2 by Moody's and yielding 4.50% to maturity on 12/1/2015. Although these holdings carry a lower-than-usual credit rating, they provide attractive yields and are backed by revenues from a mature, self-sustaining system of seven municipal golf courses.

     Another example is Colorado Health Facilities Authority Revenue bonds backed by Parkview Hospital in Pueblo. These yield 4.55% to maturity on 9/1/2020 and are rated A3 by Moody's, supporting their position as an essential, well-managed and profitable community hospital.

     In addition to purchasing attractive securities with relatively higher yields, the Fund was also actively selling a select number of securities with shorter maturities and relatively low yields. Given our assumption that short-term interest rates will continue to rise, we have been sellers of securities most likely to be impacted by these rate increases, namely bonds with maturities in the three- to five-year range. Because the Fund had tax-loss carry forward credits, we were able to realize capital gains on these sales without triggering taxable capital gains distributions.

     In closing, we believe that tax-exempt securities continue to offer compelling value in today's marketplace. At period-end, the 10-year high grade Municipal yield as a percentage of the 10-year U.S. Treasury note was 87.6%, according to Lehman Brothers. At these levels, demand for municipal debt securities may be quite high, especially in light of historically strong performance associated with such attractive valuations.

     Likewise, Colorado municipal debt could perform particularly well due to steady improvements in both economic fundamentals and fiscal discipline. While we anticipate that the Federal Reserve will continue to raise short-term interest rates in hopes of curbing inflationary pressures, it is unlikely that long-term rates would rise appreciably above current levels. As such, it is our belief that lower yielding, shorter maturities will become relatively less attractive than higher yielding securities with somewhat longer maturities. We will monitor this situation carefully, looking for opportunities to increase income potential without adding undue interest rate risk.

1-800-392-CORE (2673) ■ www.westcore.com	57

Westcore Colorado Tax-Exempt Fund (continued)

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 4 and 5.

58	Semi-Annual Report November 30, 2005

Top 10 Holdings as of November 30, 2005
1.94%	Larimer County, Poudre School District R-1, 6.00%, 12/15/2017, Optional
12/15/2010 @ 100.00, FGIC
1.90%	Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017, Optional
12/15/2011 @100.00, MBIA
1.86%	El Paso County School District 12, 5.00%, 09/15/2013, Optional 09/15/2012 @
100.00
1.84%	Denver City & County Airport Revenue SER A, 5.00%, 11/15/2018
1.82%	Adams & Weld Counties School District 27J, 4.75%, 12/01/2017, Prerefunded
12/01/2014 @ 100.00, FGIC
1.82%	Montrose Colorado Water & Sewer Revenue, 4.75%, 10/01/2016, Optional
10/01/2014 @100.00, XLCA
1.81%	Boulder & Gilpin Counties, Boulder Valley School District Re-2, 5.00%,
12/01/2011, Optional 12/01/2008 @100.00, FGIC
1.74%	Colorado Health Facilities Authority, Poudre Valley Health, Series A, 5.00%,
03/01/2025, Optional 03/01/2015 @100.00, FSA
1.48%	Jefferson County School District R-1, 5.00%, 12/15/2018, Optional 12/15/2014
@100.00, FSA
1.41%	Northwest Parkway Public Highway Authority Revenue, Zero Coupon,
06/15/2025, 5.80% & Optional 06/15/2016 @100.00, FSA

Percent of Net Assets in Top Ten Holdings: 17.62%

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

1-800-392-CORE (2673) ■ www.westcore.com	59

This Page Intentionally Left Blank

60	Semi-Annual Report November 30, 2005 (Unaudited)

Statements of Investments	62

Westcore MIDCO Growth Fund	62

Westcore Growth Fund	65

Westcore Select Fund	68

Westcore International Frontier Fund	70

Westcore Blue Chip Fund	73

Westcore Mid-Cap Value Fund	76

Westcore Small-Cap Opportunity Fund	79

Westcore Small-Cap Value Fund	82

Westcore Flexible Income Fund	85

Westcore Plus Bond Fund	99

Westcore Colorado Tax-Exempt Fund	113

Statements of Assets and Liabilities	124

Statements of Operations	129

Statements of Changes in Net Assets	134

Financial Highlights	146

Notes to Financial Statements	168

Other Important Information	187

1-800-392-CORE (2673) ■ www.westcore.com	61

Westcore MIDCO Growth Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 95.37%			Consumer Soft Goods 0.98%
Basic Materials 2.16%			Polo Ralph Lauren
Chemicals 1.27%			Corp.	35,500	$1,902,800
Rohm & Haas Co.	56,600	$2,479,080
			Hotel - Restaurant - Leisure 5.78%
Paper & Packaging 0.89%			International Game
Bowater Inc.	55,800	1,732,590	Technology	67,400	1,978,190
Total Basic Materials			Royal Caribbean
(Cost $3,936,724)		4,211,670	Cruises Ltd.	57,100	2,618,606
			Starwood Hotels & Resorts
Capital Goods 3.12%			Worldwide Inc.	46,500	2,813,250
Engineering & Construction 2.01%			Station Casinos Inc.	14,000	970,760
Jacobs Engineering			Wynn Resorts Ltd. **	51,300	2,864,079
Group Inc.**	60,200	3,911,194			11,244,885

Other Capital Goods 1.11%			Media - Publishing - Cable 8.97%
MSC Industrial			Activision Inc.**	187,600	2,496,956
Direct Inc.	55,300	2,161,677	Getty Images Inc.**	36,300	3,313,827
Total Capital Goods			Pixar **	65,700	3,642,408
(Cost $4,339,620)		6,072,871	Sirius Satellite
			Radio Inc.**	395,900	2,830,685
Consumer Cyclical 25.65%			Take-Two Interactive
Automotive 1.25%			Software Inc.**	136,600	2,492,950
Gentex Corp.	129,900	2,446,017	XM Satellite Radio
			Holdings Inc.**	91,500	2,677,290
Consumer Products 4.98%					17,454,116
Harman International
Industries Inc.	32,300	3,149,250	Retail 3.69%
Mohawk Industries			Bed Bath & Beyond
Inc.**	36,000	3,167,280	Inc.**	71,400	3,045,924
Tempur-Pedic			GameStop Corp.**	40,400	1,359,056
International Inc.**	297,500	3,376,625	Ross Stores Inc.	101,100	2,780,250
		9,693,155			7,185,230

			Total Consumer Cyclical
			(Cost $40,446,650)		49,926,203

62	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Consumer Staples 2.41%			Healthcare 21.64%
Food, Beverages & Tobacco 1.11%			Biotechnology 9.47%
Constellation Brands			Amylin Pharmaceuticals
Inc.**	91,400	$2,158,868	Inc.**	109,800	$4,107,618
			Celgene Corp.**	55,400	3,374,968
Household Products 1.30%			Human Genome
Alberto-Culver Co.	58,000	2,521,840	Sciences Inc.**	137,300	1,270,025
Total Consumer Staples			Medimmune Inc.**	55,600	1,996,596
(Cost $4,054,276)		4,680,708	Neurocrine Biosciences
			Inc. **	78,100	4,648,512
Credit Sensitive 10.26%			Protein Design
Banks 3.29%			Labs Inc. **	73,300	2,041,405
State Street Corp.	57,000	3,288,330	Vertex Pharmaceuticals
Zions Bancorporation	41,200	3,115,956	Inc.**	38,600	984,300
		6,404,286			18,423,424
			Drugs & Healthcare Products 8.62%
Financial Services 3.55%			Beckman Coulter Inc.	50,600	2,817,914
Eaton Vance Corp.	101,200	2,780,976	Cephalon Inc. **	72,600	3,691,710
T. Rowe Price Group Inc.	57,300	4,122,735	Endo Pharmaceuticals
		6,903,711	Holdings Inc.**	177,100	5,298,832
			Kinetic Concepts Inc.**	49,200	1,916,340
Insurance 3.42%			St. Jude Medical Inc.**	64,100	3,062,057
Ambac Financial					16,786,853
Group Inc.	37,350	2,864,371
HCC Insurance			Healthcare Services 3.55%
Holdings Inc.	124,150	3,792,783	Covance Inc.**	47,700	2,267,658
		6,657,154	DaVita Inc.**	88,500	4,645,365
					6,913,023
Total Credit Sensitive
(Cost $13,470,820)		19,965,151	Total Healthcare
			(Cost $29,746,300)		42,123,300
Energy 6.71%
Energy Equipment & Services 5.78%
FMC Technologies Inc. **	79,600	3,270,764	Services 7.01%
Nabors Industries Inc.**	67,100	4,697,671	Business Services 7.01%
Noble Corp.	45,600	3,286,392	Certegy Inc.	96,000	3,860,160
		11,254,827	ChoicePoint Inc.**	71,100	3,073,653
			Cintas Corp.	82,450	3,687,164
Energy Producers 0.93%			DST Systems Inc.**	50,700	3,015,129
Apache Corp.	27,594	1,801,336			13,636,106
Total Energy
(Cost $6,000,873)		13,056,163	Total Services
			(Cost $9,668,609)		13,636,106

1-800-392-CORE (2673) ■ www.westcore.com	63

	Shares	Market Value		Shares	Market Value
Technology 16.41%			Money Market Mutual Funds 5.15%
Computer Services & Software 7.34%			Barclays
Akamai Technologies			Prime Money
Inc.**	166,800	$3,329,328	Market Fund	952,539	$952,539
Cadence Design			Goldman Sachs
Systems Inc.**	151,500	2,596,710	Financial Square
Intuit Inc.**	67,300	3,605,261	Prime Obligations
NAVTEQ Corp. **	63,700	2,675,400	Fund -FST Shares	9,062,266	9,062,266
Quest Software Inc. **	131,500	2,071,125
		14,277,824	Total Money Market Mutual Funds
			(Cost $10,014,805)		10,014,805
Electronics 7.31%
Broadcom Corp.**	73,700	3,429,998	Total Investments
Intersil Corp.	133,300	3,419,145	(Cost $144,849,108)	100.52%	195,619,532
NVIDIA Corp.**	89,600	3,240,832	Liabilities in Excess of
Sandisk Corp.**	46,700	2,384,502	Other Assets	(0.52%)	(1,008,289)
Varian Semiconductor
Equipment **	39,700	1,747,594	Net Assets	100.00%	$194,611,243
		14,222,071

Telecommunications 1.76%			See Notes to Statements of Investments
Harris Corp.	77,000	3,432,660
Total Technology
(Cost $23,170,431)		31,932,555

Total Common Stocks
(Cost $134,834,303)		185,604,727

64	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Growth Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 100.11%			Total Consumer Staples
Consumer Discretionary 9.76%			(Cost $9,128,250)		$9,613,260
Hotel - Restaurant - Leisure2.37%
MGM Mirage**	63,650	$2,425,701	Energy 4.09%
Starbucks Corp. **	106,550	3,244,448	Energy Equipment & Services 4.09%
		5,670,149	Baker Hughes Inc.	39,090	2,241,811
			Schlumberger Ltd.	30,910	2,959,014
Internet & Catalog Retail 1.74%			Transocean Inc.**	72,070	4,600,949
eBay Inc. **	92,910	4,163,297			9,801,774

Media 3.23%			Total Energy
Sirius Satelite			(Cost $6,512,536)		9,801,774
Radio Inc. **	356,940	2,552,121
XM Satellite Radio			Financials 11.73%
Holdings Inc.**	177,150	5,183,409	Capital Markets 8.93%
		7,735,530	Ameriprise Financial Inc.	82,790	3,481,320
			Franklin Resources Inc.	67,740	6,291,691
Multiline Retail 1.00%			Goldman Sachs
Nordstrom Inc.	64,830	2,390,930	Group Inc.	37,380	4,820,525
			Merrill Lynch & Co., Inc	35,170	2,335,991
Specialty Retail 1.42%			T.Rowe Price Group Inc.	61,970	4,458,742
Best Buy Inc.	35,150	1,695,636			21,388,269
Home Depot Inc.	41,120	1,717,994
		3,413,630
			Insurance 2.80%
Total Consumer Discretionary			Allstate Corp.	30,270	1,698,147
(Cost $22,545,215)		23,373,536	Assurant Inc.	113,260	4,997,031
					6,695,178

Consumer Staples 4.01%			Total Financials
Beverages 1.34%			(Cost $22,765,336)		28,083,447
PepsiCo Inc.	54,390	3,219,888
			Healthcare 24.62%
Food Retailing 0.51%			Biotechnology 8.64%
Whole Foods Market Inc.	8,260	1,216,533	Amgen Inc.**	77,270	6,253,461
			Genentech Inc.**	38,050	3,638,341
Household Products 2.16%
The Proctor & Gamble Co.	90,520	5,176,839

1-800-392-CORE (2673) ■ www.westcore.com	65

	Shares	Market Value		Shares	Market Value
Genzyme Corp.**	64,430	$4,789,726	Industrial Conglomerates 2.81%
Gilead Sciences Inc.**	118,370	6,000,175	General Electric Co.	188,020	$6,716,074
		20,681,703
			Machinery 4.15%
Healthcare Equipment & Supplies 3.64%			Caterpillar Inc.	60,220	3,479,512
Baxter International Inc.	87,720	3,411,431	Danaher Corp.	78,540	4,358,970
Hospira Inc.**	120,440	5,317,426	ITT Industries Inc.	19,350	2,104,506
		8,728,857			9,942,988
			Total Industrials
Healthcare Providers & Services 5.53%			(Cost $22,453,004)		24,237,752
Caremark Rx Inc.**	91,150	4,684,198
United Health Group Inc.	142,810	8,548,607	Information Technology 31.79%
		13,232,805	Communications Equipment 11.36%
			Cisco Systems Inc.**	135,960	2,384,738
Pharmaceuticals 6.81%			Comverse Technology
Endo Pharmaceuticals**	75,270	2,252,078	Inc.**	78,320	2,052,767
Johnson & Johnson	77,340	4,775,745	Corning Inc.**	371,370	7,520,242
Novartis AG	66,350	3,476,740	Motorola Inc.	154,620	3,724,796
Teva Pharmaceutical			Nokia Corp.	191,385	3,268,856
Industries Ltd.	89,830	3,672,250	QUALCOMM Inc.	181,175	8,238,027
Wyeth	51,455	2,138,470			27,189,426
		16,315,283
			Computers & Peripherals 3.40%
Total Healthcare			Apple Computer Inc.**	76,030	5,156,355
(Cost $48,534,388)		58,958,648	EMC Corp.**	215,090	2,996,204
					8,152,559
Industrials 10.12%
Aerospace & Defense 1.94%			Internet Software & Services 2.96%
Boeing Co.	33,590	2,290,502	Yahoo! Inc.**	176,150	7,086,515
Precision Castparts Corp.	46,240	2,357,778
		4,648,280	Internet Technology Services 0.75%
			Cognizant Technology
Electrical Equipment 1.22%			Solutions**	37,060	1,800,745
Rockwell Automation Inc.	51,930	2,930,410
			Semiconductors & Semiconductor
			Equipment 8.40%
			Applied Materials Inc.	155,310	2,812,664

66	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Broadcom Corp.**	125,120	$5,823,085	Money Market Mutual Funds 0.17%
Intel Corp.	179,510	4,789,327	Goldman Sachs
Texas Instruments Inc.	205,510	6,674,965	Financial Square
		20,100,041	Prime Obligations
Software 4.92%			Fund -FST Shares	400,820	$400,820
Electronic Arts Inc. **	39,160	2,207,058	Total Money Market Mutual Funds
Microsoft Corp.	280,650	7,776,811	(Cost $400,820)		400,820
Oracle Corp.**	143,650	1,805,681	Total Investments	100.28%	240,157,112
		11,789,550	(Cost $201,766,462)
			Liabilities in Excess of
Total Information Technology			Other Assets	(0.28%)	(679,960)
(Cost $64,862,918)		76,118,836	Net Assets	100.00%	$239,477,152

Materials 1.73%
Chemicals 0.72%			See Notes to Statements of Investments
Praxair Inc.	33,070	1,719,640

Metals & Mining 1.01%
Phelps Dodge Corp.	17,880	2,425,780

Total Materials
(Cost $2,960,760)		4,145,420

Telecommunication Services 2.26%
Wireless Telecommunication Services 2.26%
America Movil SA de ADS	143,670	4,126,202
NII Holdings Inc.**	29,860	1,297,417
		5,423,619

Total Telecommunication Services
(Cost $3,603,235)		5,423,619

Total Common Stocks
(Cost $201,365,642)		239,756,292

1-800-392-CORE (2673) ■ www.westcore.com	67

Westcore Select Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 98.23%			Insurance 4.81%
Basic Materials 4.79%			HCC Ins Holdings Inc.	15,100	$461,305
Chemicals 4.79%			Total Credit Sensitive
Rohm & Haas	10,500	$459,900	(Cost $1,672,417)		1,968,113
Total Basic Materials
(Cost $479,975)		459,900	Energy 3.04%
			Energy Equipment & Services 3.04%
Capital Goods 4.53%			FMC Technologies Inc.**	7,100	291,739
Engineering & Construction 4.53%			Total Energy
Jacobs Engineering			(Cost $256,517)		291,739
Group Inc.**	6,700	435,299
			Healthcare 23.74%
Total Capital Goods			Biotechnology 7.59%
(Cost $273,911)		435,299	Amylin Pharmaceuticals
			Inc.**	12,800	478,848
Consumer Cyclical 14.74%			Neurocrine Bioscineces
Consumer Products 5.04%			Inc.**	4,200	249,984
Mohawk Industries Inc.**	5,500	483,890			728,832

Hotel - Restaurant - Leisure 5.59%			Drug & Healthcare Products 10.74%
Wynn Resorts Ltd.**	9,600	535,968	Endo Pharmaceuticals**	16,900	505,648
			St. Jude Medical**	11,000	525,470
Media, Publishing & Cable 4.11%					1,031,118
XM Satellite Radio
Holdings Inc.**	13,500	395,010	Healthcare Services 5.41%
Total Consumer Cyclical			DaVita Inc.**	9,900	519,651
(Cost $1,237,867)		1,414,868	Total Healthcare
			(Cost $1,605,076)		2,279,601
Credit Sensitive 20.50%
Banks10.22%			Services 4.99%
State Street Corp.	8,100	467,289	Business Services 4.99%
Zions Bancorporation	6,800	514,284	ChoicePoint Inc.**	11,100	479,853
		981,573	Total Services
			(Cost $440,954)		479,853
Financial Services 5.47%
T Rowe Price Group Inc.	7,300	525,235

68	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value

Technology 21.90%
Computer Services & Software 16.84%
Akamai Technologies**	27,200	$542,912
Cadence Design
Systems Inc.**	29,200	500,488
Intuit Inc.**	10,700	573,199
		1,616,599

Telecommunications 5.06%
Harris Corp.	10,900	485,921
Total Technology
(Cost $1,833,678)		2,102,520
Total Common Stocks
(Cost $7,800,395)		9,431,893

Money Market Mutual Funds 1.76%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	168,912	168,912
Total Money Market Mutual Funds
(Cost $168,912)		168,912
Total Investments
(Cost $7,969,307)	99.99%	9,600,805
Other Assets in Excess
of Liabilities	0.01%	641

Net Assets	100.00%	$9,601,447

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	69

Westcore International Frontier Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 94.96%			Consumer Services 13.84%
Commercial Services 14.61%			Casinos - Gaming 2.77%
Advertising - Marketing Services 1.85%			IG Group Holdings Plc
Eniro AB (Sweden)	45,243	$493,069	(United Kingdom)**	238,300	$736,766

Commercial Printing - Forms 2.46%			Other Consumer Services 4.95%
DX Services Plc			InvoCare Ltd. (Australia)	115,500	339,606
(United Kingdom)	113,100	655,340	Trader Classified Media
			NV (Netherlands)	64,000	978,579
Miscellaneous Commercial Services 7.77%					1,318,185
SAI Global Ltd.
(Australia)	267,700	533,976	Publishing - Books - Magazines 3.47%
Savills Plc			Informa Group Plc
(United Kingdom)	40,500	637,464	(United Kingdom)	133,326	924,161
Techem AG (Germany)**	20,800	896,490
		2,067,931	Publishing - Newspapers 2.65%
			Independent News &
Personnel Services 2.53%			Media Plc (Ireland)	258,700	704,506
Meitec Corp. (Japan)	20,300	674,323	Total Consumer Services
Total Commercial Services			(Cost $3,174,599)		3,683,618
(Cost $3,267,401)		3,890,663
			Distribution Services 7.83%
Communications 2.21%			Electronics Distributors 5.62%
Specialty Telecommunications 2.21%			Diploma Plc
Genesys S.A. (France)**	224,300	589,672	(United Kingdom)	61,200	735,691
Total Communications			Esprinet SpA (Italy)	81,400	761,461
(Cost $631,239)		589,672			1,497,152

			Wholesale Distributors 2.21%
Consumer Durables 5.04%			Misumi Corp. (Japan)	14,700	590,135
Electronics - Appliances 3.06%			Total Distribution Services
G.U.D. Holdings Ltd.			(Cost $1,795,282)		2,087,287
(Australia)	145,600	815,343

Home Furnishings 1.98%			Electronic Technology 11.03%
Ekornes ASA (Norway)	29,400	525,639	Computer Peripherals 2.63%
Total Consumer Durables			Lectra SA (France)	132,350	702,122
(Cost $1,316,764)		1,340,982

70	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Electronic Equipment - Instruments 5.13%			Chemicals: Major Diversified 1.49%
Japan Cash Machine			Victrex Plc
Co. Ltd. (Japan)	31,450	$603,722	(United Kingdom)	35,830	$396,011
Optex Co. Ltd. (Japan)	31,500	762,425
		1,366,148	Containers - Packaging 2.96%
			Goodpack Ltd.
Semiconductors 3.27%			(Singapore)	734,600	768,783
Zarlink Semiconductor			Goodpack Ltd. - Warrants
Inc. (Canada)**	507,510	869,918	(Singapore)**	33,412	15,409
Total Electronic Technology					784,192
(Cost $3,272,030)		2,938,188
			Industrial Specialities 3.21%
			SGL Carbon AG
Health Technology 6.73%			(Germany)**	52,300	854,557
Medical Specialties 6.73%			Total Process Industries
Elekta AB (Sweden)	36,736	552,767	(Cost $2,476,577)		2,695,665
Fisher & Paykel
Healthcare Corp. Ltd.
(New Zealand)	212,590	566,289	Producer Manufacturing 13.95%
Nakanishi Inc. (Japan)	5,200	672,704	Electrical Products 2.51%
		1,791,759	Pfeiffer Vacuum Technology
Total Health Technology			AG (Germany)	13,310	667,971
(Cost $1,093,802)		1,791,759
			Industrial Machinery 2.60%
			Interpump Group SpA
Industrial Services 2.81%			(Italy)	99,900	692,499
Oilfield Services - Equipment 2.81%
ProSafe ASA (Norway)	20,824	747,709
Total Industrial Services			Office Equipment - Supplies 7.00%
(Cost $512,999)		744,709	Boewe Systec AG
			(Germany)	9,900	564,647
			Domino Printing Sciences
Process Industries 10.14%			Plc (United Kingdom)	141,100	615,017
Agricultural Commodities - Milling 2.48%			Neopost (France)	7,260	684,704
Global Bio-Chem Technology					1,864,368
Group Company Ltd.
(Hong Kong)	1,529,900	660,894	Trucks - Construction - Farm Machinery 1.84%
Global Bio-Chem			Pinguely-Haulotte
Technology Group			(France)	26,800	486,555
Company Ltd. - Warrants			Total Producer Manufacturing
(Hong Kong)**	5,250	12	(Cost $2,791,143)		3,711,393
		660,905

1-800-392-CORE (2673) ■ www.westcore.com	71

	Shares	Market Value	Country Breakdown as of November 30, 2005
Retail Trade 4.58%
Apparel - Footwear Retail 1.97%			Country	Market Value	%
Colorado Group Ltd.			Australia	2,213,715	8.32%
(Australia)	148,300	$524,791	Canada	869,918	3.27%
			France	2,463,053	9.25%
Specialty Stores 2.61%			Germany	3,677,741	13.81%
CeWe Color Holding AG			Hong Kong	660,905	2.48%
(Germany)	15,700	694,076	Ireland	704,506	2.65%
Total Retail Trade			Italy	1,453,960	5.46%
(Cost $1,225,555)		1,218,867	Japan	3,303,309	12.41%
			Netherlands	978,579	3.68%
Transportation 2.19%			New Zealand	566,289	2.13%
Other Transportation 2.19%			Norway	1,273,348	4.78%
Comfort DelGro Corp. Ltd.			Singapore	1,365,657	5.13%
(Singapore)	656,100	581,465	Sweden	1,045,836	3.93%
Total Transportation			United Kingdom	4,700,450	17.65%
(Cost $650,645)		581,890	Cash Equivalents and
Total Common Stocks			Net Other Assets	1,345,350	5.05%
(Cost $22,208,036)		25,277,266	Net Assets	26,622,616	100%

Money Market Mutual Funds 5.01%
Barclays Prime
Money Market	104,002	104,002
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	1,230,078	1,230,078

Total Money Market Mutual Funds
(Cost $1,334,080)		1,334,080
Total Investments
(Cost $23,542,116)	99.97%	26,611,346
Other Assets in Excess
of Liabilities	0.03%	11,270
Net Assets	100.00%	$26,622,616

See Notes to Statements of Investments

72	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Blue Chip Fund
	Shares	Market Value		Shares	Market Value
Common Stock 95.86%			General Merchandise 3.83%
Capital Goods 7.45%			Target Corp.	43,900	$2,349,089
Aerospace & Defense 2.99%
General Dynamics Corp.	9,000	$1,028,700	Hotels & Gaming 1.94%
Raytheon Co.	21,000	806,820	Starwood Hotels & Resorts
		1,835,520	Worldwide Inc.	19,700	1,191,850
Electrical Equipment 1.76%
General Electric Co.	30,300	1,082,316	Other Consumer Services 0.81%
			Cendant Corp.	28,000	497,560
Industrial Products 2.70%
Parker Hannifin Corp.	15,000	1,026,150	Publishing & Media 1.23%
ITT Industries Inc.	5,800	630,808	Walt Disney Co.	30,300	755,379
		1,656,958
			Restaurants 2.08%
Total Capital Goods			Darden Restaurants Inc.	35,700	1,277,346
(Cost $3,625,552)		4,574,794	Total Consumer Cyclical
			(Cost $4,776,856)		6,929,527
Commercial Services 4.06%
IT Services 1.83%			Consumer Staples 3.87%
Computer Sciences Corp.**	22,350	1,122,641	Food & Agricultural Products 1.76%
			Bunge Ltd.	20,100	1,075,350
Transaction Processing 2.23%
First Data Corp.	31,600	1,367,332	Home Products 2.11%
Total Commercial Services			Colgate Palmolive Co.	23,800	1,297,576
(Cost $2,176,775)		2,489,973
			Total Consumer Staples
Communications 2.38%			(Cost $1,970,652)		2,372,926
Telecomm Equipment & Solutions 2.38%
Nokia Corp.	85,600	1,462,048	Energy 12.01%
Total Communications			Exploration & Production 5.73%
(Cost $1,177,423)		1,462,048	Occidental Petroleum
			Corp.	23,800	1,887,340
Consumer Cyclical 11.29%			XTO Energy Inc.	40,100	1,631,669
Clothing & Accessories 1.40%					3,519,009
TJX Companies Inc.	38,300	858,303

1-800-392-CORE (2673) ■ www.westcore.com	73

	Shares	Market Value		Shares	Market Value
Integrated Oils 3.65%			Thrifts 1.86%
Marathon Oil Corp.	24,400	$1,446,676	Washington Mutual Inc.	27,800	$1,145,082
Suncor Energy Inc.	13,900	790,771	Total Financials
		2,237,447	(Cost $11,242,060)		12,542,418

Oil Services 2.63%			Medical - Healthcare 16.59%
Transocean Inc.**	25,300	1,615,152
Total Energy			Medical Technology 3.59%
(Cost $4,206,380)		7,371,608
			Medtronic Inc.	19,900	1,105,843
Financials 20.43%			Boston Scientific
Integrated Financial Services 3.69%			Corp.**	41,400	1,096,272
Citigroup Inc.	46,666	2,265,634			2,202,115

Money Center Banks 1.55%			Pharmaceuticals 13.00%
Bank of America Corp.	20,700	949,923	Abbott Laboratories	47,800	1,802,538
			Amgen Inc.**	22,300	1,804,739
Property Casualty Security 1.85%			Barr Pharmaceuticals
American International			Inc.**	24,400	1,399,340
Group Inc.	16,900	1,134,666	Teva Pharmaceutical
			Industries Ltd.	72,800	2,976,064
Regional Banks 2.69%					7,982,681
US Bancorp	27,300	826,644
Wachovia Corp.	15,400	822,360	Total Medical - Healthcare
		1,649,004	(Cost $8,270,444)		10,184,796

Securities & Asset Management 5.42%			Technology15.11%
Merrill Lynch &			Computer Software 6.79%
Company Inc.	29,700	1,972,674	Microsoft Corp.	99,800	2,765,458
Morgan Stanley	24,200	1,355,926	VeriSign Inc.**	63,000	1,400,490
		3,328,600			4,165,948
Specialty Finance 3.37%
Countrywide Financial			PC's & Servers 3.81%
Corp.	32,900	1,145,249	Dell Inc.**	27,700	835,432
Freddie Mac	14,800	924,260	International Business
		2,069,509	Machines Corp.	16,900	1,502,410
					2,337,842

74	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value
Semiconductors 4.51%
Altera Corp.**	24,700	$451,022
Intel Corp.	58,200	1,552,776
Maxim Integrated
Products Inc.	21,000	767,550
		2,771,348
Total Technology
(Cost $8,846,706)		9,275,138

Transportation 2.68%
Railroads 2.68%
Norfolk Southern Corp.	37,100	1,641,304
Total Transportation
(Cost $1,321,834)		1,641,304
Total Common Stocks
(Cost $47,614,682)		58,844,532

Specialty Exchange Traded Funds 1.98%
iShares Trust
Dow Jones U.S.
Total Market Index	20,000	1,216,000
Total Specialty Exchange Traded Funds
(Cost $1,171,442)		1,216,000

Money Market Mutual Funds 3.55%
Goldman Sachs
Financial Square
Prime Obligations
Fund - FST Shares	2,181,980	2,181,980
Total Money Market Mutual Funds
(Cost $2,181,980)		2,181,980
Total Investments
(Cost $50,968,104)	101.40%	62,242,512
Liabilities In Excess
of Other Assets	(1.40%)	(859,555)
Net Assets	100.00%	$61,382,957

See Notes to Statements of Investments

1-800-392-CORE (2673) ■ www.westcore.com	75

Westcore Mid-Cap Value Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 96.37%			Consumer Cyclical 14.88%
Basic Materials 5.35%			Clothing & Accessories 1.89%
Other Materials (Rubber & Plastic) 5.35%			TJX Companies Inc.	36,850	$825,809
Crown Holdings Inc.**	85,850	$1,591,659
Pactiv Corp.**	36,850	745,844	Department Stores 1.12%
		2,337,503	Federated Department
			Stores Inc.	7,600	489,668
Total Basic Materials
(Cost $1,804,118)		2,337,503	Hotels & Gaming 2.71%
			Starwood Hotels & Resorts
Capital Goods 0.96%			Worldwide Inc.	19,550	1,182,775
Industrial Products 0.96%
Parker Hannifin Corp.	6,100	417,300	Motor Vehicle Parts 1.51%
Total Capital Goods			Autoliv Inc.	15,050	658,588
(Cost $300,968)		417,300
			Restaurants 4.08%
Commercial Services 4.06%			Brinker International
Distributors & Wholesalers 1.82%			Inc.	22,350	886,848
Aramark Worldwide			Darden Restaurants Inc.	25,000	894,500
Corp. - Class B	30,700	795,744			1,781,348

Environmental - Pollution Control 1.33%			Specialty Retail 2.60%
Waste Connections Inc.**	16,650	580,086	Office Depot Inc.**	38,250	1,135,260

IT Services 0.91%			Other Consumer Services 0.97%
Computer Sciences Corp.**	7,900	396,817	Laidlaw International
Total Commercial Services			Inc.	19,400	419,428
(Cost $1,619,992)		1,772,647	Total Consumer Cyclical
			(Cost $5,498,678)		6,492,876
Communications 0.96%
Telecom Equipment & Solutions 0.96%			Consumer Staples 3.02%
Adtran Inc.	14,150	418,273	Food & Agricultural Products 3.02%
Total Communications			Tyson Food Inc.	52,050	876,002
(Cost $252,654)		418,273	Smithfield Foods Inc.**	15,200	444,296
					1,320,298

			Total Consumer Staples
			(Cost $1,344,828)		1,320,298

76	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Energy 9.17%			Securities & Asset Management 1.42%
Exploration & Production 9.17%			Affiliated Managers
Denbury Resources Inc.**	26,900	$609,016	Group Inc.**	7,850	$618,894
Forest Oil Corp.**	18,350	822,264
Range Resources			Specialty Finance 1.18%
Corp.	35,800	1,333,192	American Capital
XTO Energy Inc.	30,416	1,237,627	Strategies Ltd.	13,400	514,024
		4,002,099	Total Financials
			(Cost $8,542,494)		10,228,224
Total Energy
(Cost $3,096,941)		4,002,099	Medical - Healthcare 9.04%
			Medical Technology 3.97%
Financials 23.43%			Cephalon Inc.**	34,100	1,733,984
Life & Health Insurance 2.28%
Nationwide Financial			Pharmaceuticals 5.07%
Services Inc.	11,900	501,585	Barr Pharmaceuticals
Protective Life Corp.	11,150	492,607	Inc.**	15,175	870,286
		994,192	Biovail Corp.**	57,050	1,341,816
					2,212,102
Other Banks 4.56%
Colonial BancGroup			Total Medical - Healthcare
Inc.	40,100	998,891	(Cost $3,225,785)		3,946,086
Investors Financial
Services Corp.	26,300	992,825	Real Estate Investment Trusts (REITs) 5.32%
		1,991,716	Office Properties 5.32%
			Boston Properties Inc.	9,250	695,693
Property Casualty Insurance 10.09%			Mack-Cali Realty
AMBAC Financial			Corp.	21,000	927,570
Group Inc.	13,550	1,039,150	Trizec Properties
Assured Guaranty Ltd	29,000	763,280	Inc.	31,000	696,880
First American					2,320,143
Financial Corp.	14,150	665,758
PartnerRe Ltd.	12,400	846,672	Total REITs
Radian Group Inc.	19,250	1,088,780	(Cost $1,969,518)		2,320,143
		4,403,640

Regional Banks 3.91%
Marshall & Ilsley Corp.	16,100	691,978
Unionbancal Corp.	14,650	1,013,780
		1,705,758

1-800-392-CORE (2673) ■ www.westcore.com	77

	Shares	Market Value		Shares	Market Value
Technology 9.40%			Specialty Exchange Traded Funds 2.11%
Technology Resellers - Distributors 1.64%			iShares Dow Jones
Ingram Micro Inc.**	38,100	$715,518	Select Dividend
			Index Fund	14,800	$919,080
Computer Software 1.57%			Total Specialty Exchange Traded Funds
VeriSign Inc.**	30,800	684,684	(Cost $909,949)		919,080

Semiconductors 6.19%			Money Market Mutual Funds 1.20%
ATI Technologies			Goldman Sachs
Inc. **	26,600	435,176	Financial Square
Fairchild Semiconductor			Prime Obligations
International Inc.**	51,600	894,744	Fund- FST Shares	517,994	517,994
iShares Trust			Total Money Market Mutual Funds
Semiconductor			(Cost $517,994)		517,994
International Inc.	9,000	556,650	Total Investments
Maxim Integrated			(Cost $37,366,115)	99.68%	43,500,401
Products	22,350	816,893	Other Assets in Excess
		2,703,463	of Liabilities	0.32%	145,6513
			Net Assets	100.00%	$43,645,914
Total Technology
(Cost $3,893,538)		4,103,665	See Notes to Statements of Investments

Utilities 10.78%
Competitive Electric 2.25%
Public Service
Enterprises Inc.	15,650	981,568

Regulated Electric 6.54%
Centerpoint Energy
Inc.	70,050	926,061
DPL Inc.	39,200	1,001,560
Westar Energy Inc.	40,950	926,289
		2,853,910

Regulated Gas 1.99%
Nisource Inc.	40,350	868,735
Total Utilities
(Cost $4,388,659)		4,704,214
Total Common Stocks
(Cost $35,430,272)		42,063,327

78	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Small-Cap Opportunity Fund
	Shares	Market Value		Shares	Market Value
Common Stocks 94.65%			Environmental - Pollution Control 1.92%
Basic Materials 6.70%			Waste Connections
Other Materials (Rubber & Plastic) 6.70%			Inc. **	10,525	$366,691
A. Schulman Inc.	16,425	$343,118	Total Commercial Services
Crown Holdings Inc.**	36,050	668,367	(Cost $1,156,414)		1,335,870
Spartech Corp.	12,425	263,534
		1,275,019	Communications 4.86%
			ISPs - Internet Portals 1.53%
Total Basic Materials			United Online Inc.	20,625	291,019
(Cost $790,475)		1,275,019
			Telecomm Equipment & Solutions 3.33%
Capital Goods 11.64%			Belden CDT Inc.	27,225	635,976
Electric Equipment 4.72%			Total Communications
General Cable Corp.**	49,650	901,148	(Cost $860,147)		926,995

Engineering & Construction 5.38%			Consumer Cyclical 7.81%
Emcor Group Inc.**	7,000	495,250	Recreation & Leisure 2.05%
Insituform Technologies			WMS Industries Inc. **	15,725	390,452
Inc. **	12,700	252,349
Washington Group			Specialty Retail 2.65%
International **	5,375	277,941	Jo-Ann Stores Inc. **	6,625	84,270
		1,025,540	Zale Corp.**	15,100	421,290
					505,560
Industrial Products 0.44%
Flanders Corp. **	8,350	84,669	Motor Vehicle Parts 3.11%
			Cooper Tire &
Machinery 1.10%			Rubber Co.	17,450	256,689
Paxar Corp.**	10,925	208,995	CSK Auto Corp.**	21,700	336,350
					593,039
Total Capital Goods
(Cost $1,449,242)		2,220,352	Total Consumer Cyclical
			(Cost $1,482,489)		1,489,051
Commercial Services 7.00%
Business Products & Services 5.08%			Consumer Staples 1.29%
Consolidated Graphics			Grocery & Convenience 1.29%
Inc. **	5,350	273,866	Casey's General
Quanta Services Inc. **	19,225	272,034	Stores Inc.	10,725	246,890
Source Interlink
Cos. Inc. **	38,550	423,279	Total Consumer Staples
		969,179	(Cost $195,587)		246,890

1-800-392-CORE (2673) ■ www.westcore.com	79

	Shares	Market Value		Shares	Market Value
Energy 10.98%			Thrifts 1.26%
Exploration & Production 10.98%			FirstFed Financial Corp.**	4,600	$240,764
ATP Oil and Gas Corp.**	27,250	$983,998	Total Financials
Carrizo Oil & Gas Inc.**	21,250	538,263	(Cost $3,303,887)		3,929,373
Denbury Resources Inc.**	9,050	204,892
Warren Resources Inc.**	23,400	367,146	Medical - Healthcare 7.88%
		2,094,299	Medical Products & Supplies 3.02%
Total Energy			Molecular Devices Corp. **	14,075	377,914
(Cost $1,074,208)		2,094,299	Steris Corp.	7,900	198,448
					576,362
Financials 20.60%
Insurance - Real Estate Brokers 3.07%			Medical Technology 1.10%
Clark Inc.	41,375	584,629	Healthtronics Inc. **	28,450	208,823

Other Banks 5.00%			Pharmaceuticals 3.76%
City Holding Co.	4,950	180,576	First Horizon
First Community Bancorp	7,550	390,788	Pharmaceutical
First Republic Bank	5,125	198,696	Corp. **	9,400	165,628
State National			K-V Pharmaceutical
Bancshares Inc. **	6,900	184,230	Co. - Class A**	18,750	371,250
		954,290	Par Pharmaceutical
			Companies Inc.**	6,800	180,948
Property Casualty Insurance 4.92%					717,826
IPC Holdings Ltd.	12,700	370,840
Triad Guaranty Inc. **	8,750	379,400	Total Medical - Healthcare
United America			(Cost $1,781,951)		1,503,011
Indemnity Ltd. **	9,900	187,605
		937,845	Real Estate Investment Trusts (REITs) 2.81%
			Hotels 2.81%
Securities & Asset Management 1.52%			PS Business Parks Inc.	6,150	289,665
Piper Jaffray Cos. **	7,325	291,096	Winston Hotels Inc.	24,450	245,722
					535,387
Speciality Finance 4.83%
Advanta Corp. - Class B	8,150	263,897	Total REITs
Federal Agricultural			(Cost $556,090)		535,387
Mortgage Corp.	6,525	181,852
KKR Financial Corp.	20,000	475,000	Technology 7.53%
		920,749	Electric Equipment 3.39%
			Artesyn Technologies
			Inc.**	19,750	197,105
			Radisys Corp.**	10,550	193,065
			X-Rite Inc.	23,175	256,547
					646,717

80	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Semiconductors 1.97%			Money Market Mutual Funds 0.27%
Fairchild			Goldman Sachs
Semiconductor			Financial Square
International Inc. **	21,675	$375,844	Prime Obligations
			Fund - FST Shares	50,773	$50,773
Semiconductor Capital Equipment 1.21%			Total Money Market Mutual Funds
FEI Co.**	11,550	230,538	(Cost $50,773)		50,773
			Total Investments
Technology Resellers - Distributors 0.96%			(Cost $15,550,665)	98.80%	18,842,824
Richardson			Other Assets in Excess
Electronics Ltd.	25,675	183,833	of Liabilities	1.20%	228,821
Total Technology			Net Asset	100.00%	$19,071,645
(Cost $1,360,934)		1,436,932

Transportation 3.64%
Trucking - Shipping - Air Freight 3.64%
Marten Transportation			See Notes to Statements of Investments
Ltd.**	14,600	389,674
Tsakos Energy
Navigation Ltd.	8,100	304,641
		694,315
Total Transportation
(Cost $503,912)		694,315

Utilities 1.91%
Regulated Electric 1.91%
Ormat Technologies
Inc.	14,550	364,477
Total Utilities
(Cost $275,386		364,477
Total Common Stocks
(Cost $14,790,722)		18,051,971

Specialty Exchange Traded Funds 3.88%
iShares Russel 2000
Index Fund	11,000	740,080
Total Exchange Traded Funds
(Cost $709,170)		740,080

1-800-392-CORE (2673) ■ www.westcore.com	81

Westcore Small-Cap Value Fund

	Shares	Market Value		Shares	Market Value
Common Stocks 95.47%
Basic Materials 4.53%			Communications 6.22%
Forestry & Paper 2.46%			Telecomm Equipment & Solutions 4.45%
Albany International			Belden Inc.	37,120	$867,123
Corp.	15,580	$594,065	Spectralink Corp.	15,980	206,302
					1,073,425
Other Materials (Rubber & Plastic) 2.07%
A. Schulman Inc.	11,850	247,547	Telecomm Service Providers 1.77%
Spartech Corp.	11,850	251,338	Shares Dow
		498,885	Jones U.S.
			Telecommunications
Total Basic Materials			Sector Index	17,870	427,808
(Cost $985,653)		1,092,950	Total Communications
			(Cost $1,404,985)		1,501,233
Capital Goods 6.60%
Electrical Equipment 2.71%			Consumer Cyclical 11.46%
Lennox International Inc.	22,420	654,664	Apparel & Footwear Manufacturers 1.46%
			Cherokee Inc.	10,220	353,101
Industrial Products 3.89%
Lincoln Electric			Clothing & Accessories 1.28%
Holdings Inc.	11,850	483,599	Burlington Coat
Sauer-Danfoss Inc.	25,360	453,944	Factory	7,770	308,003
		937,543
			Hard Goods Retail 0.99%
Total Capital Goods			Aaron Rents Inc.	11,550	239,893
(Cost $1,387,456)		1,592,207
			Recreation & Leisure 1.84%
Commercial Services 8.24%			Callaway Golf Co.	30,280	443,602
Business Products & Services 8.24%
Banta Corp.	7,770	392,385	Restaurants 1.72%
CDI Corp.	17,600	497,024	Bob Evans Farms Inc.	17,200	415,896
Ennis Business
Forms Inc.	34,750	616,813	Specialty Retail 4.17%
UniFirst Corp.	15,580	481,422	Movado Group Inc.	23,740	438,003
		1,987,644	Pier 1 Imports Inc.	16,370	207,899
			Yankee Candle Co. Inc.	14,160	358,956
Total Commercial Services					1,004,858
(Cost $1,910,570)		1,987,644
			Total Consumer Cyclical
			(Cost $2,701,759)		2,765,353

82	Semi-Annual Report November 30, 2005 (Unaudited)

	Shares	Market Value		Shares	Market Value
Consumer Staples 3.64%			Cash America
Food & Agriculture Products 1.38%			International Inc.	23,350	$528,878
Lancaster Colony			Federal Agricultural
Corp.	8,520	$332,280	Mortgage Corp.	8,740	243,584
			MCG Capital Corp.	28,880	409,807
Grocery & Convenience 2.26%					1,739,205
Casey's General
Stores Inc.	23,740	546,495	Total Financials
Total Consumer Staples			(Cost $4,658,783)		5,229,649
(Cost $819,626)		878,775
			Medical - Healthcare 5.63%
Energy 1.44%			Healthcare Services 1.83%
Oil Services 1.44%			Owens & Minor Inc.	15,580	441,849
Gulf Island Fabrication Inc.	13,960	346,906
Total Energy			Pharmaceuticals 3.80%
(Cost $303,060)		346,906	Meridian Bioscience Inc.	32,125	599,774
			Perrigo Co.	21,870	317,115
Financials 21.68%					916,889
Insurance-Real Estate Brokers 1.96%			Total Medical - Healthcare
Clark Inc.	33,520	473,638	(Cost $1,192,313)		1,358,738

Other Banks 8.02%			Real Estate Investment Trusts (REITs) 7.92%
First Community Bancorp	9,430	488,097	Hotels 1.49%
PFF Bancorp Inc.	12,235	373,779	Equity Inns Inc.	26,200	359,464
Southwest Bancorp	24,970	563,573
Westamerica Bancorp	9,310	508,698	Multi-Family 2.81%
		1,934,147	Associated Estates
			Realty Corp.	49,510	453,016
Property-Casualty Insurance 4.49%			Home Properties Inc.	5,360	223,137
Assured Guaranty Ltd.	9,820	258,462			676,153
Max Re Capital Ltd.	26,990	720,633
Platinum Underwriters			Office-Industrial 3.62%
Holdings Ltd.	3,400	103,564	Glenborough Realty Trust	23,580	446,369
		1,082,659	Parkway Properties	10,220	427,196
					873,565
Specialty Finance 7.21%
Advanta Corp. - Class B	17,200	556,936	Total REITs
			(Cost $1,944,269)		1,909,182

1-800-392-CORE (2673) ■ www.westcore.com	83

	Shares	Market Value		Shares	Market Value
Technology7.79%			Total Utilities
Electronic Equipment 3.43%			(Cost $889,129)		$875,060
Bel Fuse Inc.	11,450	$383,919	Total Common Stock
iShares Dow Jones			(Cost $21,689,513)		23,031,060
U.S. Technology
Sector Index Fund	8,690	442,755	Money Market Mutual Funds 5.71%
		826,674	Barclay's Prime
			Money Market
Computer Software 2.47%			Fund	260,980	260,980
Blackbaud Inc.	35,140	595,623	Goldman Sachs
			Financial Square
Technology Resellers-Distribution 1.89%			Prime Obligations
Richardson Electronics			Fund - FST Shares	1,115,862	1,115,862
Ltd.	63,800	456,808
Total Technology			Total Money Market Mutual Funds
(Cost $1,851,642)		1,879,105	(Cost $1,376,842)		1,376,842
			Total Investments
Transportation 6.69%			(Cost $23,066,355)	101.18%	24,407,902
Trucking - Shipping - Air Freight 6.69%			Liabilites in Excess
Diana Shipping Inc.	29,480	412,130	of Other Assests	(1.18%)	(284,424)
Ship Finance			Net Assets	100.00%	$24,123,478
International	12,680	232,044
Tsakos Energy
Navigation	15,580	585,964	See Notes to Statements of Investments
OMI Corp.	19,800	384,120
		1,614,258

Total Transportation
(Cost $1,640,268)		1,614,258

Utilities 3.63%
Regulated Gas 3.63%
Cascade Natural
Gas Corp.	11,450	232,320
Northwest Natural
Gas Co.	7,770	266,977
South Jersey Industries	13,070	375,763
		875,060

84	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Flexible Income Fund

	Principal
	Amount	Market Value

Common Stocks 12.93%
Financial 9.15%
Financial Services 2.34%
Alliance Capital Management Holding LP	13,000	$709,150
Allied Capital Corp.	66,000	1,996,500
Apollo Investment Co.	23,460	445,036
Crystal River Capital**(1)(6)(7)	37,000	925,000
		4,075,686

Real Estate Investment Trusts (REITs) 6.81%
Diversified 1.28%
iStar Financial Inc.	42,400	1,575,584
KKR Financial Corp.	27,500	653,125
		2,228,709

Healthcare 0.93%
Health Care Property Investors Inc.	29,500	774,965
Healthcare Realty Trust Inc.	24,100	843,982
		1,618,947

Hotels 0.07%
Host Marriott Corp.	7,100	127,090

Mortgage 0.62%
Anthracite Capital Inc.	100,000	1,084,000

Office Property 1.71%
American Campus Community Inc.	18,000	453,060
American Financial Realty Trust	56,500	706,250
Hospitality Properties Trust	21,800	897,942
HRPT Properties Trust	55,000	601,700
Maguire Properties Inc.	10,000	320,000
		2,978,952

Regional Malls 0.39%
The Mills Corp.	15,600	669,240

1-800-392-CORE (2673) ■ www.westcore.com	85

	Principal
	Amount	Market Value

Shopping Centers 0.22%
Weingarten Realty Investors	10,000	$377,700

Timber 0.52%
Plum Creek Timber Co. Inc.	11,000	428,560
Rayonier Inc.	12,000	476,880
		905,440

Warehouse - Industrial 1.07%
First Industrial Realty Trust Inc.	46,000	1,869,900
Total Financial
(Cost $15,014,713)		15,935,664

Industrial 1.07%
Other Industrial 0.89%
B&G Foods Inc.	17,000	247,350
Centerplate Inc.	20,000	252,400
Fording Canadian Coal Trust	26,400	1,046,496
		1,546,246

Telecom & Related 0.18%
MCI Inc. - Class A	15,946	316,687
Total Industrial
(Cost $1,615,577)		1,862,933

Utilities & Energy 2.71%
Energy - Non Utility 2.71%
Enbridge Energy Partners LP	17,000	782,000
Enterprise Products Partners	36,000	901,080
Kinder Morgan Energy Partners	25,200	1,255,968
Kinder Morgan Inc.	1	90
Kinder Morgan Management LLC**	1,291	61,828
Northern Border Partners LP	40,600	1,733,214
		4,734,180

Total Utilities & Energy
(Cost $4,748,534)		4,734,180

Total Common Stocks
(Cost $21,378,824)		22,532,777

86	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Nonconvertible Preferred Stocks 15.45%
Financial 13.82%
Financial Services 1.43%
First Republic Capital Trust II, Series B, 8.75% (1)(7)	NR/BB	20,000	$496,250
Invesco Navigator, 8.00% (1)(6)(7)	NR/NR	2,000	2,000,000
			2,496,250

Insurance 0.15%
Delphi Financial Group Inc., 8.00%, 05/15/2033	Baa3/BBB	10,000	260,550

Real Estate Investment Trusts (REITs) 12.23%
Apartments 0.72%
Apartment Investment and Management Co.:
Series G, 9.375%	Ba3/B+	10,000	262,400
Series T, 8.00%	Ba3/B+	10,000	251,400
Series V, 8.00%	Ba3/B+	10,000	251,000
Series Y, 7.875%	Ba3/B+	20,000	500,000
			1,264,800

Diversified 2.79%
Capital Automotive, Series B, 8.00%	NR/NR	50,000	1,218,750
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	4,000	103,200
Series D, 8.125%	Ba1/BB+	6,000	152,520
Cousins Properties Inc., 7.50%	NR/NR	25,000	615,250
Digital Realty Trust Inc., 8.50%	NR/NR	13,300	336,490
iStar Financial Inc.:
Series E, 7.875%	Ba2/BB	20,000	502,000
Series F, 7.80%	Ba2/BB	20,000	500,000
Series G, 7.65%	Ba2/BB	18,000	446,580
Series I, 7.50%	Ba2/BB	10,000	246,500
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	506,200
Vornado Realty Trust, Series E, 7.00%	Baa3/BBB-	9,400	235,752
			4,863,242

1-800-392-CORE (2673) ■ www.westcore.com	87

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Healthcare 1.62%
Health Care Property Investors Inc., Series F, 7.10%	Baa3/BBB	10,000	$250,000
Health Care REIT Inc.:
Series D, 7.875%	Ba1/BB+	10,000	254,000
Series F, 7.625%	Ba1/BB+	30,000	753,600
LTC Properties Inc., Series F, 8.00%	NR/NR	20,625	523,978
Nationwide Health Properties Inc., 7.677%	Ba1/BB+	950	97,850
Omega Healthcare Investors, Series D, 8.375%	B3/B	12,500	316,938
SNH Capital Trust I, 10.125%, 06/15/2041	Ba3/BB-	24,000	626,880
			2,823,246

Hotels 0.92%
Hospitality Properties, Series B, 8.875%	Baa3/BB+	15,000	392,850
Host Marriott Corp.:
Class C, 10.00%	B1/B-	16,000	409,280
Class E, 8.875%	B1/B-	29,000	793,150
			1,595,280

Manufactured Homes 0.16%
Affordable Residential, Series A, 8.25%	NR/NR	15,000	286,350

Mortgage 1.02%
Anthracite Capital Inc., Series C, 9.375%	NR/NR	41,200	1,057,192
Thornburg Mortgage Inc., 8.00%	B1/B	28,900	719,610
			1,776,802

Office Property 0.93%
Brandywine Realty, Series C, 7.50%	NR/NR	8,000	202,080
Entertainment Properties Trust, 7.75%	NR/NR	25,000	603,750
Highwoods Properties Inc., Series A, 8.625%	Ba2/BB+	50	54,016
Maguire Properties Inc., Series A, 7.625%	NR/NR	20,500	506,350
SL Green Realty Corp., Series C, 7.625%	NR/NR	10,000	251,000
			1,617,196

Regional Malls 2.36%
CBL & Associates Properties, Series D, 7.375%	NR/NR	40,000	990,000
Glimcher Realty Trust, Series G, 8.125%	Ba3/B	12,000	300,000
The Mills Corp.:
Series C, 9.00%	NR/NR	14,800	377,844
Series E, 8.75%	NR/NR	22,500	570,600
Taubman Centers Inc.:
Series A, 8.30%	B1/B+	1,922	48,992
Series G, 8.00%	B1/B+	27,200	696,592
Series H, 7.625%	B1/B+	45,000	1,125,000
			4,109,028

88	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Shopping Centers 0.67%
Regency Centers Corp., 7.25%	Baa3/BBB-	12,000	$300,600
Tanger Factory Outlet, Series C, 7.50%,	Ba1/BB+	35,000	864,500

			1,165,100

Storage 0.06%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	4,000	102,560

Warehouse - Industrial 0.98%
Centerpoint Properties Trust, 5.377%	Baa3/BBB-	1,500	1,458,750
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	250	255,234
			1,713,984
Total Financial
(Cost $24,354,574)			24,074,388

Industrial 0.83%
Airlines 0.11%
AMR Corp., 7.875%, 07/13/2039	Caa2/NR	10,000	180,000

Autos 0.13%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033	D/D	40,600	231,420

Cable & Media 0.13%
Shaw Communications Inc., 8.875%, 09/28/2049	Ba3/B+	10,000	218,804

Leisure 0.17%
Hilton Hotels Corp., 8.00%, 08/15/2031	Baa3/BBB-	12,000	301,080

Other Industrial 0.29%
RC Trust I, Series C, 7.00% 05/15/2006	Ba1/BB+	10,000	506,875
Total Industrial
(Cost $2,005,537)			1,438,179

1-800-392-CORE (2673) ■ www.westcore.com	89

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Utilities & Energy 0.81%
Energy - Non Utility 0.46%
Coastal Finance I, 8.375%, 06/30/2038	Caa3/CCC	31,800	$795,954

Utilities 0.35%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031	Ba1/BB+	4,000	105,000
NVP Capital I, Series A, 8.20%, 03/31/2037	B1/CCC+	10,000	253,000
TECO Capital Trust I, 8.50%, 01/31/2041	Ba3/B	10,000	252,200
			610,200
Total Utilities & Energy
(Cost $1,355,538)			1,406,154

Total Nonconvertible Preferred Stocks
(Cost $28,045,349)			26,918,721

Convertible Preferred Stocks 3.87%
Financial 0.30%
Real Estate Investment Trusts (REITs) 0.30%
Diversified 0.19%
Crescent Real Estate, Series A, 6.75%	B3/B-	15,000	326,850

Hotels 0.11%
Felcor Lodging, Series A, 1.95%	B3/CCC	8,000	191,200
Total Financial
(Cost $524,500)			518,050

Industrial 2.40%
Airlines 0.09%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030	C/CCC	7,500	160,313

Autos 2.31%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Ba2/B+	73,000	2,251,320
General Motors Corp., Series C, 6.25%, 07/15/2033	B1/BB-	107,000	1,765,500
			4,016,820
Total Industrial
(Cost $5,619,660)			4,177,133

Utilities & Energy1.17%
Energy - Non Utility1.17%
AES Trust III, 6.75%, 10/15/2029	B3/CCC+	26,100	1,195,380

90	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Chesapeake Energy, 4.50%	NR/B+	9,250	$844,063

			2,039,443
Total Utilities & Energy
(Cost $2,060,455			2,039,443
Total Convertible Preferred Stocks
(Cost $7,874,915)			6,734,626
Total Preferred Stocks
(Cost $35,920,264)			33,653,347

Convertible Bonds 0.43%
Industrial 0.43%
Cable & Media 0.43%
Charter Communication Holdings Capital Corp.,
5.875%, 11/16/2009	Ca/CCC-	1,000,000	743,750
Total Industrial
(Cost $75,391)			743,750
Total Convertible Bonds
(Cost $75,391)			743,750

Corporate Bonds 54.04%
Financial 3.11%
Financial Services 0.86%
Allied Capital, 6.34%, 10/13/2012 (1)(7)	NR/NR	1,000,000	990,670
Emigrant Capital Trust II, 6.84%, 04/14/2034 (1)(2)	NR/BBB	500,000	499,195
Finova Capital Corp., 7.50%, 11/15/2009	NR/NR	8,550	3,121
			1,492,986

Insurance 1.45%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046	Ba1/BB	750,000	802,829
Provident Financing Trust, 7.405%, 03/15/2038	Ba2/B+	250,000	231,037
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	1,700,000	1,504,500
			2,538,366

Real Estate Investment Trusts (REITs) 0.80%
Restaurants 0.58%
Trustreet Properties Inc., 7.50%, 04/01/2015	B1/B+	1,000,000	1,010,000

1-800-392-CORE (2673) ■ www.westcore.com	91

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Shopping Centers 0.22%
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	375,000	$381,368
Total Financial
(Cost $4,912,831)			5,422,720

Industrial 47.56%
Airlines 5.32%
American Airlines:
Pass-Through Certificates, Series 2004-1A,
7.25%, 02/05/2009 (4)	Ba2/BBB-	500,000	480,000
Pass-Through Certificates, Series 93-A6,
8.04%, 09/16/2011 (4)	NR/CCC+	401,471	355,774
Pass-Through Certificates, Series 2001-01,
Class A-2, 6.817%, 05/23/2011 (4)	Ba1/BB+	750,000	700,381
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1,
Class A-2, 6.88%, 07/02/2009 (4)	NR/NR	1,637,287	1,572,881
Pass-Through Certificates, Series 1999-1,
Class A-1, 7.20%, 01/02/2019 (4)	NR/NR	95,978	95,362
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.320%, 11/01/2008	Baa3/A-	50,000	49,663
Pass-Through Certificates, Series 2001-1,
Class C, 7.033%, 06/15/2011 (4)	B2/B+	66,836	60,685
Pass-Through Certificates, Series 1997-1,
Class B, 7.461%, 04/01/2013 (4)	Ba3/B-	76,901	62,170
Pass-Through Certificates, Series 1999-1,
Class B, 6.795%, 08/02/2018 (4)	Ba2/BBB-	190,261	164,678
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	261,304	235,998
Pass-Through Certificates, Series 1999-1,
Class A, 6.545%, 02/02/2019 (4)	Baa3/A-	823,060	818,295
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)	NR/NR	1,214,000	251,905
Pass-Through Certificates, Series 2000-1,
Class A-1, 7.379%, 05/18/2010 (4)	Ba2/BB	25,484	25,087
Pass-Through Certificates, Series 2001-1,
Class A-1, 6.619%, 03/18/2011 (4)	Ba2/BB+	25,339	24,774
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba2/BB+	1,750,000	1,723,979

92	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)	B3/B+	345,151	$287,308
Pass-Through Certificates, 7.36%, 02/01/2020 (4)	Caa3/CCC	350,713	217,662
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	D/NR	475,000	254,598
Pass-Through Certificates, Series 2000-2,
Class A-2, 7.186%, 04/01/2011 (5)**	D/NR	1,026,965	1,022,472
Pass-Through Certificates, Series 95-A1,
9.02%, 04/19/2012 (5)**	D/NR	414,840	187,103
US Airways Inc., Pass-Through Certificates,
Series 1998-1, Class A, 6.85%, 01/30/2018 (4)	Ba2/BBB+	691,974	686,854
			9,277,629

Autos 11.07%
American Axle & Manufacturing, 5.25%, 02/11/2014	Baa3/BBB-	1,000,000	801,260
Dana Corp., 5.85%, 01/15/2015	Ba2/BB	1,300,000	929,500
Delphi Corp., 6.50%, 05/01/2009 (5)	D/D	1,375,000	770,000
Ford Capital BV, 9.50%, 06/01/2010	Ba1/BB+	3,000,000	2,775,000
Ford Motor Co.:
9.215%, 09/15/2021	Ba1/BB+	800,000	580,000
7.450%, 07/16/2031	Ba1/BB+	3,000,000	2,130,000
Ford Motor Credit Co., 7.875%, 06/15/2010	Baa3/BB+	500,000	469,034
General Motors Acceptance Corp.,
6.61%, 12/01/2014 (2)	Ba1/BB	3,200,000	2,872,931
General Motors Corp., 8.25%, 07/15/2023	B1/BB-	5,000,000	3,362,500
Navistar International Corp., 6.25%, 03/01/2012 (1)	Ba3/BB-	1,000,000	905,000
Sonic Automotive Inc., 8.625%, 08/15/2013	B2/B	1,750,000	1,675,625
Tenneco Automotive Inc., Series B,
10.25%, 07/15/2013	B2/B-	250,000	274,375
Visteon Corp., 8.25%, 08/01/2010	B3/B-	2,000,000	1,750,000
			19,295,225

Cable & Media 2.96%
CCH I Holdings, LLC:
11.000%, 10/01/2015 (1)	Ca/CCC-	242,000	208,725
11.125%, 01/15/2014 (1)	Ca/CCC-	296,000	189,440
12.125%, 01/15/2015 (1)	Ca/CCC-	2,225,000	1,157,000
Charter Communications Inc., 8.25%, 04/01/2007	Ca/CCC-	100,000	98,500
DirecTV Holdings, 6.375%, 06/15/2015 (1)	Ba2/BB-	2,000,000	1,972,500
Echostar DBS Corp., 7.851%, 10/01/2008 (2)	Ba3/BB-	1,500,000	1,539,375
			5,165,540

1-800-392-CORE (2673) ■ www.westcore.com	93

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Chemicals 0.56%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	575,000	$464,312
Solutia Inc., 11.25%, 07/15/2009** (5)	D/NR	250,000	241,875
Union Carbide Chemical & Plastics Co.,
7.875%, 04/01/2023	B1/BBB-	250,000	275,576
			981,763

Healthcare 5.52%
Columbia - HCA Inc.:
7.19%, 11/15/2015	Ba2/BB+	1,752,000	1,835,425
7.58%, 09/15/2025	Ba2/BB+	2,153,000	2,165,143
Davita Inc., 7.25%, 03/15/2015	B3/B	1,200,000	1,231,500
Eszopiclone Royalty Sub LLC Series IV (1)(6)(7)
12.00%, 03/15/2014	NR/NR	1,250,000	1,256,250
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	3,100,000	3,123,250
			9,611,568

Leisure 9.00%
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa2/BBB+	50,000	51,079
Kerzner International, 6.75%, 10/01/2015 (1)	B2/ B	2,375,000	2,309,687
Las Vegas Sands Corp., 6.375%, 02/15/2015	B2/B	2,750,000	2,660,625
Loews Cineplex Entertainment Group,
9.00%, 08/01/2014	B3/CCC+	600,000	603,750
MGM Mirage Resorts Inc., 7.25%, 08/01/2017	Ba2/BB	3,850,000	3,946,250
Mohegan Tribal Gaming Authority,
6.875%, 02/15/2015 (1)	Ba3/B+	900,000	909,000
Pinnacle Entertainment Inc., 8.25%, 03/15/2012	Caa1/B-	875,000	896,875
Premier Entertainment Biloxi, 10.75%, 02/01/2012	B3/B-	250,000	218,750
Seneca Gaming Corp., 7.25%, 05/01/2012	B1/BB-	100,000	101,875
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B2/B+	4,100,000	3,982,125
			15,680,016

Other Industrial 9.88%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B3/B-	1,500,000	1,518,750
Allegheny Ludlum Corp., 6.95%, 12/15/2025	B1/BB-	580,000	568,400
Amerigas Partners LP, Series B, 7.25%, 05/20/2015 (1)	B2/BB-	1,500,000	1,545,000
Cummins Engine Company Inc., 5.65%, 03/01/2098	Ba1/BBB-	200,000	147,000
Freeport-McMoran Company Inc., 6.875%, 02/01/2014	B1/B+	500,000	495,000
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011	B3/B-	1,000,000	970,000
IDEX Corp., 6.875%, 02/15/2008	Baa3/BBB	75,000	76,942
Intrawest Corp., 7.50%, 10/15/2013	B1/B+	2,250,000	2,275,312
International Steel Group, 6.50%, 04/15/2014	Ba2/BB	1,750,000	1,745,625

94	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Leucadia National Corp.:
8.65%, 01/15/2027	Ba3/B	1,611,000	$1,683,495
7.75%, 08/15/2013	Ba2/BB	1,500,000	1,590,000
Levi Strauss & Co., 9.75%, 01/15/2015	Caa2/B-	1,500,000	1,560,000
Novelis Inc., 7.25%, 02/15/2015 (1)	B1/B	225,000	211,500
Solo Cup Co., 8.50%, 02/15/2014	Caa1/B-	250,000	227,813
Spectrum Brands, 7.375%, 02/01/2015	B3/B-	1,000,000	870,000
U.S. Steel Corp., 9.75%, 05/15/2010	Ba2/BB	175,000	190,969
Winn-Dixie Stores Inc., 8.875%, 04/01/2008** (5)	D/NR	2,150,000	1,537,250
			17,213,056

Telecom & Related 3.24%
American Tower Corp., 7.50%, 05/01/2012	B1/BB-	500,000	523,750
AT&T Corp., 9.05%, 11/15/2011	Baa2/A	237,000	264,182
Level 3 Communications, Inc., 12.875%, 03/15/2010	Ca/CC	200,000	180,500
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)	Caa1/CC	950,000	850,250
Qwest Communications International Inc.,
7.92%, 02/15/2009 (2)	B3/B	1,000,000	1,018,750
Qwest Corp:
7.500%, 06/15/2023	Ba3/BB-	375,000	371,250
6.875%, 09/15/2033	Ba3/BB	976,000	915,000
Rogers Cantel, 9.75%, 06/01/2016	Ba3/BB	700,000	844,375
Rogers Wireless Inc., 7.50%, 03/15/2015	NR/BB	500,000	537,500
Time Warner Telecom LLC, Inc., 9.75%, 07/15/2008	Caa1/CCC+	129,000	132,064
			5,637,621
Total Industrial
(Cost $88,125,703)			82,862,418

Utilities & Energy 3.37%
Energy - Non Utility 2.59%
Calpine Corp., 8.75%, 07/15/2013 (1)	NR/CCC	200,000	151,000
Duke Capital Corp., 4.302%, 05/18/2006	Baa3/BBB-	275,000	274,522
Dynegy Holdings Inc., 8.75%, 02/15/2012	Caa2/CCC+	150,000	160,500
Kerr McGee Corp., 6.95%, 07/01/2024	Ba3/BB+	1,050,000	1,098,546
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017	B1/B	400,000	422,258
7.00%, 03/15/2027	B1/B	100,000	102,126
Utilicorp United, 8.00%, 03/01/2023	B2/NR	1,300,000	1,342,250
Whiting Petroleum Corp., 7.00%, 02/01/2014 (1)	B2/B-	950,000	961,875
			4,513,077

1-800-392-CORE (2673) ■ www.westcore.com	95

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Utilities 0.78%
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	100,000	$105,066
7.05%, 02/01/2024	Baa2/BBB-	250,000	250,635
Mirant Americas Generation, LLC,
8.50%, 10/01/2021** (5)	D/NR	200,000	247,000
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	100,000	109,309
WPD Holdings, 7.25%, 12/15/2017(1)	Baa3/BBB-	600,000	648,974
			1,360,984
Total Utilities & Energy
(Cost $5,503,488)			5,874,061
Total Corporate Bonds
(Cost $98,542,022)			94,159,199

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 9.26%
Asset-Backed Securities 0.35%
Ace Securities Corp., 2004-IN1,
Class B, 7.691%, 02/25/2014(1)(2)(4)(7)	Ba2/BB+	300,000	257,674
Vanderbilt Mortgage Finance, Series 2002-B,
Class B-1, 5.850%, 04/07/2018	Baa2/BBB	375,000	368,399
			626,073

Collateralized Debt Obligations 8.02%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
7.244%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	497,600
Archstone, Series 2005-C1, 6.47%, 03/20/2010 (1)(2)(7)	NR/A	1,000,000	966,250
CREST Ltd. Exeter Street Solar, Series 2004-1A,
Class E1, 8.37%, 10/28/2014 (1)(2)(4)(6)(7)	NR/BB	482,325	482,324
CREST Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)	NR/BB-	200,000	124,156
CREST Ltd., Series 2003-2A:
Class E1, 9.67%, 12/28/2013 (1)(2)(4)(6)(7)	Ba3/BB	250,000	270,460
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7)	NR/BB-	413,450	226,535
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	300,000	283,647
Class PS, 14.75%, 12/28/2013 (1)(3)(4)(6)(7)	NR/NR	1,064,633	500,000
Fairfield Street Solar, Class F, 9.285%,
12/28/2014 (1)(2)(4)(6)(7)	NR/NR	1,087,500	1,089,838
Denali Capital CLO III Ltd., Series 3A,
Class B2L, 12.42%, 07/21/2015 (1)(2(4)(6)(7)	Ba2/BB	250,000	258,750

96	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	100,000	$90,375
MM Community Funding II Ltd.,
Series 2I, 21.28%, 12/15/2011 (1)(3)(4)(6)(7)	NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A,
Class C2B, 6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB	500,000	496,400
Preferred CPO Ltd., 10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,100,000	1,189,375
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(3)(4)(7)	NR/NR	100,000	73,500
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	150,000	134,888
Preferred Term Securities XI Ltd., Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	150,000	136,875
Preferred Term Securities XII Ltd., Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	750,000	720,469
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(3)(4)(7))	NR/NR	900,000	857,813
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/24/2014 (1)(3)(4)(7)	NR/NR	500,000	469,375
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1,
14.10%, 03/15/2015 (1)(3)(4)(7)	NR/NR	750,000	753,750
River North CDO Ltd., Series 2005-1A,
12.50%, 02/06/2014 (1)(3)(4)(6)(7)	NR/NR	600,000	570,000
Soloso Bank Pref 2005, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	744,529
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	260,075
Tricadia, Series 2003-1,
Class PS, 17.575%, 12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C,
8.101%, 12/15/2019 (1)(2)(4)(6)(7)	Baal/BBB+	497,115	497,115
Tropic, Series 2003-1A, Class PS, 12.85%,
10/15/2013 (1)(3)(4)(7)	NR/NR	700,000	595,000
Tropic, Series 2004-1A, Class PS, 16.50%,
04/15/2015 (1)(3)(4)(6)(7)	NR/NR	500,000	500,000
			13,976,599

1-800-392-CORE (2673) ■ www.westcore.com	97

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Commercial Mortgage-Backed Securities 0.89%
Global Signal Trust, 2004-1, Class E, 5.395%,
01/15/2009 (1)(4)	NR/BBB-	450,000	$435,072
Global Signal Trust, 2004-2A, Class G, 7.113%,
12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,000,000	1,000,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	93,972	107,427
			1,542,499

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $16,342,454)			16,145,171

Money Market Mutual Funds 2.56%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		4,466,023	4,466,023
Total Money Market Mutual Funds
(Cost $ 4,466,023)			4,466,023
Total Investments
(Cost $ 176,724,978)		98.54%	171,700,267
Other Assets in Excess of Liabilities		1.46%	2,535,157
Net Assets		100.00%	$174,235,424
See Notes to Statements of Investments

98	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Plus Bond Fund

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Nonconvertible Preferred Stocks 6.51%
Financial 6.03%
Banks 0.73%
First Tennessee Bank, 4.72% (1)(2)	A3/BBB+	1,500	$1,500,375
Goldman Sachs, 6.20%, 10/31/2010	A2/A-	40,000	998,000
			2,498,375

Mortgage Banker 1.63%
Fannie Mae, 7.00% (1)(2)	Aa3/AA-	100,000	5,546,880

Real Estate Investment Trusts (REITs) 3.67%
Apartments 1.51%
Apartment Investment and Management Co.:
Series T, 8.00%	Ba3/B+	9,000	226,260
Series Y, 7.875%	Ba3/B+	20,000	500,000
BRE Properties Inc., Series C, 6.75%	Baa3/BBB	10,000	248,500
Centerpoint Property Trust, 5.377%	Baa3/BBB-	3,900	3,792,750
Cousins Properties Inc., 7.50%	NR/NR	15,000	369,150
			5,136,660

Diversified 0.57%
Colonial Properties Trust:
Series C, 9.25%	Ba1/BB+	10,000	258,000
Series D, 8.125%	Ba1/BB+	13,000	330,460
iStar Financial:
Series E, 7.875%	Ba2/BB	30,000	753,000
Series G, 7.65%	Ba2/BB	12,000	297,720
Series I, 7.50%	Ba2/BB	12,500	308,125
			1,947,305

Health Care 0.31%
Health Care REIT Inc., Series F, 7.625%	Ba1/BB+	30,000	753,600
Omega Healthcare Investors, Series D, 8.375%	B3/B-	12,500	316,938
			1,070,538

Manufactured Homes 0.11%
Affordable Residential, Series A, 8.25%	NR/NR	19,500	372,255

Shopping Centers 0.91%
New Plan Excel Realty Trust, Series E, 7.625%	Baa3/BBB-	13,000	331,500
Realty Income Corp., Series D, 7.375%	Baa3/BBB-	20,000	506,200

1-800-392-CORE (2673) ■ www.westcore.com	99

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Taubman Centers Inc.:
Series A, 8.30%	B1/B+	4,520	$115,215
Series G, 8.00%	B1/B+	20,000	512,200
Series H, 7.625%	B1/B+	30,000	750,000
Tanger Factory Outlet, Series C, 7.50%	Ba1/BB+	36,000	889,200
			3,104,315

Storage 0.07%
Public Storage, Inc., Series R, 8.00%	Baa2/BBB+	9,000	230,760

Warehouse - Industrial 0.19%
First Industrial Realty Trust Inc., 6.236%	Baa3/BBB-	625	638,086
Total Financial
(Cost $ 19,877,770)			20,545,174

Industrial 0.20%
Other Industrial 0.20%
RC Trust I, Series C, 7.00%, 05/15/2006	Ba1/BB	13,500	684,281
Total Industrial
(Cost $722,453)			684,281

Utilites & Energy 0.28%
Utilites 0.28%
Southern Cal Ed., 5.349%, 04/30/2010	Baa3/BBB-	9,400	956,450
Total Utilites & Energy
(Cost $2,840,000)			956,450
Total Nonconvertible Preferred Stocks
(Cost $22,440,223)			22,185,905

Convertible Preferred Stocks 0.37%
Industrial 0.37%
Autos 0.37%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032	Ba2/B+	22,000	678,480
General Motors Corp., Series C, 6.25%, 07/15/2033	B1/BB-	35,000	577,500
			1,255,980
Total Industrial
(Cost $1,780,966)			1,255,980
Total Convertible Preferred Stocks
(Cost $1,780,966)			1,255,980

100	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Corporate Bonds 66.64%
Financial 28.06%
Financial Services 10.97%
Allied Capital, 6.34%, 10/13/2012(1)(7)	NR/NR	4,000,000	$3,962,680
Bank of America Corp. 4.50%, 08/01/2010	Aa2/AA-	2,250,000	2,207,113
BB&T Corp., 4.90%, 06/30/2017	A1/A-	1,100,000	1,059,128
Bear Stearns Co.:
7.00%, 03/01/2007	A1/A	120,000	123,068
4.55%, 06/23/2010	A1/A	2,000,000	1,956,830
4.65%, 07/02/2018	A1/A	140,000	129,483
Charles Schwab Corp., 8.05%, 03/01/2010	A2/A-	210,000	229,479
Citicorp Capital II, 8.015%, 02/15/2027	Aa2/A	1,400,000	1,498,893
Citigroup Inc., 4.625%, 08/03/2010	Aa2/AA-	2,250,000	2,217,622
Comerica Inc., 4.80%, 05/01/2015	A3/A-	50,000	48,159
Emigrant Capital Trust II, 6.84%, 04/14/2034 (1)(2)	NR/BBB	850,000	848,631
Fifth Third Bancorp, 4.50%, 06/01/2018	Aa3/A	75,000	69,034
First Empire Capital Trust, 8.277%, 06/01/2027	Baa1/BBB	25,000	26,961
General Electric Capital Corp., Series A,
5.875%, 01/15/2010	Aaa/AAA	2,250,000	2,358,245
Goldman Sachs Group Inc.:
4.50%, 06/15/2010	Aa3/A+	1,500,000	1,463,565
6.875%, 01/15/2011	Aa3/A+	120,000	129,225
Leucadia National Corp.:
7.75%, 08/15/2013	Ba2/BB	1,925,000	2,040,500
8.65%, 01/15/2027	Ba2/B	635,000	663,575
M & I Capital Trust, 7.65%, 12/01/2026	A2/BBB+	900,000	953,356
Manufacturers & Traders Trust Co:
8.00%, 10/01/2010	Aa3/A-	25,000	27,934
3.85%, 04/01/2013 (1)	A3/A-	526,000	512,964
Marshall & Ilsley Bank, 2.90%, 08/18/2009	Aa3/A+	472,727	453,965
Merrill Lynch & Company Inc.:
7.00%, 04/27/2008	Aa3/A+	330,000	344,929
6.45%, 10/01/2014 (2)	Aa3/A+	1,400,000	1,355,046
Morgan Stanley & Co.:
8.33%, 01/15/2007	Aa3/A+	230,000	238,222
4.75%, 04/01/2014	A1/A	125,000	119,104
National City Corp., 6.875%, 05/15/2019	A2/A-	280,000	315,473
Residential Capital, 6.375%, 06/30/2010 (1)	Baa3/BBB-	3,000,000	3,026,943
Royal Bank of Canada 4.70%, 07/19/2010	Aa2/AA-	1,250,000	1,225,131
Washington Mutual Inc., 8.250%, 04/01/2010	Baa1/BBB+	3,200,000	3,563,290
Wells Fargo & Co., 4.625%, 08/09/2010	Aa1/AA-	4,300,000	4,237,031
			37,405,579

1-800-392-CORE (2673) ■ www.westcore.com	101

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Foreign Financials 0.72%
Swedish Export Credit 4.125%, 10/15/2008	Aa1/AA+	2,500,000	$2,463,388

Insurance 2.67%
Berkshire Hathaway 4.85%, 01/15/2015	Aaa/AAA	1,000,000	978,436
Commerce Group Inc., 5.95%, 12/09/2013	Baa2/BBB	225,000	227,495
Fund American Companies, Inc., 5.875%, 05/15/2013	Baa2/BBB	2,850,000	2,859,932
Markel Capital Trust 8.71%, 01/01/2046	Ba1/BB	690,000	738,602
Prime Property 5.60%, 06/15/2011(1)	Baa3/A	2,160,000	2,184,276
Prudential Financial 4.35%, 05/12/2015	A3/A-	1,919,215	1,846,778
Zurich Reinsurance, 7.125%, 10/15/2023	B2/BB+	300,000	265,500
			9,101,019

Real Estate Investment Trusts (REITs) 14.07%
Apartments 1.23%
BRE Properties Inc., 7.45%, 01/15/2011	Baa2/BBB	1,200,000	1,301,891
Colonial Realty LP: 7.00%, 07/14/2007	Baa3/BBB-	375,000	384,932
4.75%, 02/01/2010	Baa3/BBB-	1,000,000	970,222
United Dominion Realty Trust:
3.90%, 03/15/2010	Baa2/BBB	325,000	309,527
5.25%, 01/15/2015	Baa2/BBB	1,275,000	1,241,748
			4,208,320

Diversified 2.27%
Commercial Net Lease Realty, 6.25%, 06/15/2014	Baa3/BBB-	425,000	435,780
iStar Financial Inc.:
6.00%, 12/15/2010	Baa3/BBB-	2,000,000	2,028,944
5.70%, 03/01/2014	Baa3/BBB-	1,598,000	1,577,233
Vornado Realty LP:
4.50%, 08/15/2009	Baa2/BBB	550,000	534,850
4.75%, 12/01/2010	Baa2/BBB	335,000	326,369
Washington REIT:
5.25%, 01/15/2014	Baa1/A-	1,850,000	1,833,470
5.35%, 05/01/2015	Baa1/A-	1,000,000	983,349
			7,719,995

Healthcare 2.48%
Baxter Finco BV 4.75%, 10/15/2010(1)	Baa1/A-	1,175,000	1,156,379
Health Care Property Investors Inc.,
7.072%, 06/08/2015	Baa2/BBB+	2,000,000	2,174,328
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011	Baa3/BBB-	375,000	414,768
5.125%, 04/01/2014	Baa3/BBB-	950,000	904,944
Health Care REIT Inc., 5.875%, 05/15/2015	Baa3/BBB-	1,500,000	1,480,444
Nationwide Health 6.00%, 05/20/2015	Baa3/BBB-	2,000,000	1,967,470
Senior Housing Properties Trust, 8.625%, 01/15/2012	Ba2/BB+	325,000	357,500
			8,455,833

102	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value
Hotels 0.37%
Felcor Suites LP, 7.625%, 10/01/2007	B1/B-	250,000	$258,125
Host Marriott LP, 6.375%, 03/15/2015	Ba2/BB-	1,000,000	997,500
			1,255,625

Office Property 1.95%
Boston Properties LP, 5.00%, 06/01/2015	Baa2/BBB	375,000	359,406
EOP Operating Partnership Ltd., 8.10%, 08/01/2010	Baa2/BBB+	1,631,000	1,799,968
Highwoods Realty LP, 7.125%, 02/01/2008	Ba1/BBB-	1,200,000	1,241,646
HRPT Properties Trust, 5.75%, 02/15/2014	Baa2/BBB	865,000	871,878
Carramerica Realty 3.625%, 04/01/2009	Aa2/BBB	1,425,000	1,359,233
Spieker Properties 7.35%, 12/01/2017	Baa2/BBB+	900,000	1,027,274
			6,659,405

Restaurants 0.25%
Truststreet Properties Inc., 7.50%, 04/01/2015	B1/B+	850,000	858,500

Regional Malls 0.93%
Simon Property Group, 7.375%, 06/15/2018	Baa1/BBB+	2,068,000	2,355,067
The Rouse Co., 8.00%, 04/30/2009	Ba1/BB+	775,000	825,756
			3,180,823

Shopping Centers 3.32%
Chelsea Property Group:
6.875%, 06/15/2012	Baa2/BBB+	50,000	54,149
7.25%, 10/21/2007	Baa2/BBB+	300,000	311,251
Developers Diversified Realty, 5.375%, 10/15/2012	Baa3/BBB	1,400,000	1,372,189
Kimco Realty Corp., Series C, 5.98%, 07/30/2012	Baa1/A-	1,800,000	1,866,020
Price Development Co. LP, 7.29%, 03/11/2008	Ba1/BB+	3,000,000	3,050,940
Weingarten Realty Investors:
7.00%, 07/15/2011	A3/A	550,000	602,423
4.857%, 01/15/2014	A3/A	1,040,000	1,006,496
6.64%, 07/15/2026	A3/A	545,000	612,495
Westfield Capital Corp., 5.125%, 11/15/2014 (1)	A2/A	2,500,000	2,456,340
			11,332,303

Timber 0.35%
Plum Creek Timerland 5.875%, 11/15/2015	Baa3/BBB-	1,200,000	1,204,427

Warehouse 0.90%
Prologis Trust:
5.25%, 11/15/2010 (1)	Baa1/BBB+	650,000	648,309
7.81%, 02/01/2015	Baa1/BBB+	1,000,000	1,128,801
7.625%, 07/01/2017	Baa1/BBB+	1,100,000	1,285,637
			3,062,747
Total Financial
(Cost $96,230,036)			96,907,964

1-800-392-CORE (2673) ■ www.westcore.com	103

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Industrial 31.24%
Airlines 3.18%
America West Airlines Inc., Pass - Through Certificates,
Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC (4)	Aaa/AAA	138,737	$147,625
American Airlines:
Series 2004-1A 7.25%, 02/05/2009 (4)	Ba2/BBB-	750,000	720,000
Series 1999-1 A2, 7.024%, 10/15/2009 (4)	Baa3/BBB+	500,000	511,257
Series 1993-1 A6, 8.04%, 09/16/2011 (4)	Ba2/CCC+	501,839	444,717
Atlas Air Inc., Series 1999-1 A-2, 6.88%, 07/02/2009 (4)	B3/NR	1,723,460	1,655,665
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3,
Class A-2, 6.32%, 11/01/2008	Baa3/A-	250,000	248,317
Pass-Through Certificates, Series 1999-A1,
Class A-1, 6.545%, 02/02/2019 (4)	Baa3/A-	2,469,179	2,454,885
Pass-Through Certificates, Series 1999-2,
Class B, 7.566%, 03/15/2020 (4)	Ba2/BBB-	239,529	216,332
Delta Air Lines, Inc.:
10.00%, 08/15/2008 (5)	NR/NR	336,000	69,720
Pass-Through Certificates, Series 2001-1,
Class A-2, 7.111%, 09/18/2011 (4)	Ba2/BB+	1,125,000	1,108,272
FedEx Corp.:
Series A2, 7.89%, 09/23/2008	Baa1/BBB+	632,777	650,706
Series 1997-A, 7.50%, 01/15/2018 (4)	A3/A+	741,412	829,698
Northwest Airlines, 7.95%, 03/01/2015 (4)	B3/BB	517,727	430,962
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates,
Series 92-A2, 9.35%, 04/07/2016 (5)**	D/NR	350,000	187,598
Pass-Through Certificates,
Series 91-A2, 10.02%, 03/22/2014 (5)**	D/NR	50,000	23,884
Pass-Through Certificates, Series
95-A1, 9.02%, 04/19/2012 (5)**	D/NR	2,419,900	1,091,435
			10,791,073

Autos 6.30%
American Axle & Manufacturing, 5.25%, 02/11/2014	Baa3/BBB-	850,000	681,071
DaimlerChrysler NA Holdings Corp., 6.50%, 11/15/2013	A3/BBB	600,000	624,682
Dana Corp., 5.85%, 01/15/2015	Ba2/BB	1,600,000	1,144,000
Delphi Corp., 6.50%, 05/01/2009 (5)	D/D	1,000,000	560,000
Ford Capital BV 9.50%, 06/01/2010	Ba1/BB+	1,200,000	1,110,000
Ford Motor Co., 7.45%, 07/16/2031	Ba1/BB+	2,775,000	1,970,250
Ford Motor Credit Co.:
5.72%, 01/15/2010	Baa3/BB+	2,350,000	2,094,435
7.875%, 06/15/2010	Baa3/BB+	2,000,000	1,876,136
General Motors Corp., 8.25%, 07/15/2023	B1/BB-	2,850,000	1,916,625

104	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

General Motors Acceptance Corp., 6.62%, 12/01/2014 (2)	Baa1/BB	5,550,000	$4,982,740
Navistar International Corp., 6.25%, 03/01/2012 (1)	Ba3/BB-	850,000	769,250
Strats-DaimlerChrysler CPI Notes,
6.30%, 11/15/2013 (1)(2)(6)(7)	A3/BBB+	3,040,000	3,040,000
Visteon Corp., 8.25%, 08/01/2010	B3/B-	750,000	656,250
			21,425,439

Brewery 0.18%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014	A1/A+	175,000	174,702
5.05%, 10/15/2016	A1/A+	450,000	447,927
			622,629

Cable & Media 4.39%
AT&T Broadband Corp., 8.375%, 03/15/2013	Baa2/BBB	1,375,000	1,589,389
Charter Communications Holdings Capital Corp.,
11.125%, 01/15/2014 (1)	Ca/CCC-	308,000	197,120
11.000%, 10/01/2015 (1)	Caa3/CCC-	253,000	218,213
Cox Communications Inc., 7.25%, 11/15/2015	Baa3/BBB-	3,000,000	3,250,764
Cox Enterprises, 7.875%, 09/15/2010 (1)	Baa3/BB+	3,000,000	3,256,785
DirecTV Holdings, 6.375%, 06/15/2015 (1)	Ba2/BB-	1,600,000	1,578,000
Echostar DBS Corp., 7.67%, 10/01/2008 (2)	Ba3/BB-	1,000,000	1,026,250
Rogers Cable Inc., 5.50%, 03/15/2014	Ba3/BB+	1,275,000	1,187,344
Time Warner Inc., 9.15%, 02/01/2023	Baa1/BBB+	910,000	1,148,554
Tribune Co., 5.25%, 08/15/2015	A3/A	1,575,000	1,519,788
			14,972,207

Chemicals 0.92%
Borden Inc., 7.875%, 02/15/2023	Caa1/B-	775,000	625,813
Dow Chemical Co., 6.125%, 02/01/2011	A3/A-	350,000	365,787
Ferro Corp., 9.125%, 01/01/2009	Ba1/BB	1,325,000	1,401,577
PPG Industries Inc., 6.875%, 02/15/2012	A2/A	688,000	753,035
			3,146,212

Commercial Services 0.20%
Aramark Services Inc.:
7.000%, 05/01/2007	Baa3/BBB-	275,000	281,112
6.375%, 02/15/2008	Baa3/BBB-	405,000	414,717
			695,829

Healthcare 1.82%
Columbia/HCA Inc., 7.19%, 11/15/2015	Ba2/BB+	725,000	759,522
Coventry Health Care Inc., 6.125%, 01/15/2015	Ba1/BBB-	1,195,000	1,217,406

1-800-392-CORE (2673) ■ www.westcore.com	105

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Davita Inc., 7.25%, 03/15/2015	B3/B	600,000	$615,750
Eli Lilly & Co., 6.00%, 03/15/2012	Aa3/AA	100,000	105,333
Eszopiclone Royalty Sub LLC Series IV (1)(6)(7)
12.00%, 03/15/2014	NR/NR	1,250,000	1,256,250
Pfizer Inc., 4.50%, 02/15/2014	Aaa/AAA	250,000	244,042
Tenet Healthcare Corp., 9.875%, 07/01/2014	B3/B	2,000,000	2,015,000
			6,213,303

Leisure 6.58%
Carnival Corp., 3.75%, 11/15/2007	A3/A-	500,000	489,379
Harrahs Entertainment Inc., 5.625%, 06/01/2015 (1)	Baa3/BBB-	2,725,000	2,656,654
Hilton Hotels Corp.:
7.625%, 05/15/2008	Baa3/BBB-	550,000	571,984
7.50%, 12/15/2017	Baa3/BBB-	3,372,000	3,642,991
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)	Baa2/BBB+	150,000	153,238
Intrawest Corp., 7.50%, 10/15/2013	B1/B+	1,500,000	1,516,875
Las Vegas Sands Corp., 6.375%, 02/15/2015	B2/B	2,000,000	1,935,000
Marriott International Inc. 4.625%, 06/15/2012	Baa2/BBB+	775,000	742,650
Mashantucket West 5.912%, 09/01/2021 (1)	Baa2/BBB-	800,000	793,903
MGM Mirage:
7.625%, 07/15/2013	Ba3/B+	1,500,000	1,563,750
7.25%, 08/01/2017	Ba2/BB	1,600,000	1,640,000
Park Place Entertainment Corp. 7.50%, 09/01/2009	Baa3/BBB-	225,000	239,603
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008	Ba1/BB+	350,000	361,375
Starwood Hotels & Resorts Worldwide Inc.,
7.375%, 11/15/2015	Ba1/BB+	2,250,000	2,424,375
Station Casinos Inc., 6.875%, 03/01/2016	Ba3/B+	1,100,000	1,122,000
Wynn Las Vegas LLC, 6.625%, 12/01/2014	B2/NR	2,650,000	2,573,813
			22,427,590

Other Industrial 6.33%
Advanced Micro Devices Inc., 7.75%, 11/01/2012	B3/B-	1,000,000	1,012,500
Albertson's Inc., 6.95%, 08/01/2009	Baa3/BBB-	70,000	69,662
Alcan Inc., 6.25%, 11/01/2008	Baa1/BBB+	290,000	300,022
Amerigas Partners, 7.25%, 05/20/2015 (1)	B2/BB-	1,250,000	1,287,500
BAE Systems Holdings Inc., 4.75%, 08/15/2010 (1)	Baa2/BBB	1,400,000	1,371,922
Burlington Northern SantaFe Co., 4.575%, 01/15/2021	Aa3/A+	1,818,803	1,752,808
Burlington Resources Inc., 6.875%, 02/15/2026	Baa1/BBB+	1,000,000	1,133,911
Campbell Soup Co., 5.00%, 12/03/2012	A3/A	150,000	147,870
Coca-Cola Enterprises Inc., 6.125%, 08/15/2011	A2/A	140,000	148,263
Conagra Foods Inc., 7.00%, 10/01/2028	Baa1/BBB+	250,000	268,311
CSX Transportation, 9.75%, 06/15/2020	Baa2/BBB	1,250,000	1,727,691
Estee Lauder Inc., 6.00%, 01/15/2012	A1/A+	210,000	220,689
Fortune Brands Inc., 6.25%, 04/01/2008	Baa2/BBB	230,000	236,100
GATX Corp., 5.697%, 01/02/2025 (1)	Baa2/BBB	242,243	242,350

106	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

General Dynamics Corp., 4.25%, 05/15/2013	A2/A	125,000	$119,457
International Steel Group Inc., 6.5%, 04/15/2014	Ba2/BB	1,100,000	1,097,250
Kennametal Inc., 7.20%, 06/15/2012	Baa3/BBB	1,835,000	1,985,114
Kimberly Clark Corp., 5.625%, 02/15/2012	Aa2/AA-	350,000	363,664
Levi Strauss & Co., 9.75%, 01/15/2015	Caa2/B-	500,000	520,000
McDonald's Corp.:
6.00%, 04/15/2011	A2/A	190,000	197,938
5.00%, 09/30/2016	A2/A	300,000	294,277
7.31%, 09/15/2027	A3/A-	1,525,000	1,569,580
Sara Lee Corp., 6.25%, 09/15/2011	A3/BBB+	120,000	123,208
Science Applications 5.5%, 07/01/2033	A3/A-	1,225,000	1,160,724
Sweetwater Investors, 5.875%, 05/15/2014 (1)	NR/BBB+	442,154	443,144
Target Corp.:
7.50%, 08/15/2010	A2/A+	800,000	886,087
5.875%, 03/01/2012	A2/A+	120,000	125,901
Unilever Capital Corp., 7.125%, 11/01/2010	A1/A+	575,000	628,296
United Technologies Corp., 6.10%, 05/15/2012	A2/A	230,000	243,918
Wal-Mart Stores Inc., 8.62%, 01/01/2010	Aa2/NR	785,753	829,028
WM Wrigley Jr Co., 4.65%, 07/15/2015	A1/A+	1,125,000	1,092,260
			21,599,445

Telecom & Related 0.98%
American Tower Corp., 7.50%, 05/01/2012	B1/BB-	500,000	523,750
Anixter International Inc., 5.95%, 03/01/2015	Ba1/BB+	1,300,000	1,199,853
BellSouth Corp., 6.00%, 10/15/2011	A2/A	120,000	124,536
Qwest Communications International Inc.,
7.92%, 02/15/2009 (2)	B2/B	500,000	509,375
Rogers Wireless Inc., 6.375%, 03/01/2014	Ba3/BB	750,000	749,063
SBC Communications Inc., 6.25%, 03/15/2011	A2/A	120,000	125,171
Verizon Global, 4.375%, 06/01/2013	A2/A+	125,000	117,538
			3,349,286
Total Industrial
(Cost $108,598,988)			105,243,013

Utilities & Energy 7.34%
Energy - Non-Utility 4.38%
Ametek Inc., 7.20%, 07/15/2008	Baa3/BBB	1,650,000	1,723,336
Conoco Phillips 66 Capital Trust II, 8.00%, 01/15/2037	A3/BBB	950,000	1,013,331
Consumers Energy, 6.875%, 03/01/2018	Baa3/BBB-	1,564,000	1,699,248
Duke Capital Corp., 4.302%,05/18/2006	Baa3/BBB-	375,000	374,348
Energy Transfer Partners LP, 5.65%, 08/01/2012 (1)	NR/BBB-	1,325,000	1,296,302
Kerr McGee Corp., 6.95%, 07/01/2024	Ba3/BB+	1,100,000	1,150,857
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014	Baa1/BBB+	2,450,000	2,383,162
Lasmo Inc., 7.50%, 06/30/2006	Aa3/AA	90,000	91,438
Magellan Midstream Partners, 6.45%, 06/01/2014	Ba1/BBB	425,000	449,875

1-800-392-CORE (2673) ■ www.westcore.com	107

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Northern Border Partners LP:
7.10%, 03/15/2011	Baa2/BBB	1,000,000	$1,088,631
8.875%, 06/15/2010	Baa2/BBB	1,000,000	1,139,849
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)	A3/A-	350,000	355,056
Phillips Petroleum, 7.125%, 03/15/2028	A1/A-	121,000	127,099
Tennessee Gas Pipeline, 7.00%, 03/15/2027	B1/B	75,000	76,595
Transcontinental Gas Pipeline, 6.25%, 01/15/2008	Ba2/B+	50,000	50,750
Utilicorp United, 8.00%, 03/01/2023	B2/NR	850,000	877,625
Whiting Petroleum Corp., 7.00%, 02/01/2014(1)	B2/B-	1,000,000	1,012,500
			14,910,002

Utilities 2.96%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)	Baa2/BBB-	600,000	615,590
Centerpoint Energy Inc., 7.25%, 09/01/2010	Ba1/BBB-	225,000	241,194
Curtis Palmer Inc., 5.90%, 07/15/2014 (1)	Baa3/BBB	575,000	590,728
Duke Energy Corp., 5.30%, 10/01/2015	A3/BBB+	525,000	529,239
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)	Baa2/BBB-	350,000	367,730
7.05%, 02/01/2024	Baa2/BBB-	350,000	350,890
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012	Baa3/BBB-	200,000	205,654
Nevada Power Co.:
Series E, 10.875%, 10/15/2009	Ba1/NR	128,000	140,800
6.50%, 04/15/2012	Ba2/BB	175,000	179,812
9.00%, 08/15/2013	Ba1/NR	1,112,000	1,230,537
Pacific Gas & Electric, 4.80%, 03/01/2014	Baa2/BBB	700,000	678,049
Portland General Electric, 7.875%, 03/15/2010	Baa2/BBB	200,000	218,618
Power Contract Financing LLC, 6.256%, 02/01/2010 (1)	Baa2/BBB	125,000	126,975
Power Receivables Finance LLC, 6.29%, 01/01/2012 (1)	Baa2/BBB	86,742	88,223
Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)	Baa3/BBB-	282,207	286,654
Tenaska Virgina Partners LP, 6.119%, 03/30/2024 (1)	Baa3/BBB-	244,308	252,547
Union Oil, 9.40%, 02/15/2011	A1/AA	1,000,000	1,193,336
Virginia Electric & Power:
4.10%, 12/15/2008	A3/BBB+	250,000	243,370
8.25%, 03/01/2025	A2/A-	1,725,000	1,788,063
WPD Holdings:
6.875%, 12/15/2007 (1)	Baa3/BBB-	50,000	51,307
7.25%, 12/15/2017 (1)	Baa3/BBB-	500,000	540,812
Yorkshire Power Finance, 6.496%, 02/25/2008	Baa2/BBB-	175,000	179,714
			10,099,842
Total Utilities & Energy
(Cost $25,080,953)			25,009,844
Total Corporate Bonds
(Cost $231,106,760)			227,160,821

108	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities 19.79%
Asset-Backed Securities 6.51%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)	Aaa/AAA	300,000	$293,658
Series 2004-IN1, Class B, 7.794%, 02/25/2014 (1)(2)(4)(7)	Ba2/BB+	379,000	325,529
Bank of America Funding Corp.:
Series 2005-4, Class 2A4, 5.50%, 08/01/2035	Aa1/NR	1,000,000	949,852
Series 2005-4, Class 1A4, 5.50%, 08/01/2035	Aa1/NR	500,000	481,861
Banc of America Alternative Loan Trust 2005-4 CB9,
5.50%, 04/25/2020 (4)	Aa1/NR	833,000	811,394
Bear Stearns Co., Series 2003-7,
Class A4, 4.941%, 10/25/2033	Aaa/AAA	310,682	299,135
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6,
6.38%, 09/25/2006 (4)	Aaa/AAA	83,335	84,030
Citibank Credit Card Issuance Trust:
Series 2003-A6, 2.90%, 05/15/2008 (4)	Aaa/AAA	300,000	286,935
Series 2005-B1, 4.40%, 09/15/2010	A2/A	2,500,000	2,462,430
COMED Transitional Funding Trust, Series 1998-1,
Class A6, 5.63%, 06/25/2009 (4)	Aaa/AAA	117,380	118,214
Countrywide Home Loans, Series 2004-2, Class 3A1,
5.48%, 11/25/2014 (4)	Aaa/AAA	423,335	419,740
Detroit Edison Securitization, Series 2001-01, Class A4,
6.19%, 03/01/2011 (4)	Aaa/AAA	400,000	419,414
Ford Credit Auto, 4.52%, 09/15/2010	Aa3/A	3,000,000	2,951,034
Harley Davidson Motorcycle Trust:
Series 2003-3, Class A2, 2.76%, 03/15/2008 (4)	Aaa/AAA	475,000	467,642
Series 2005-3B Class B,4.60%, 05/15/2013	A3/A	1,000,000	988,739
Honda Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.77%, 12/21/2007 (4)	Aaa/AAA	400,000	391,289
Nissan Auto Receivables Owner Trust, Series 2003-3,
Class A4, 2.70%, 12/17/2007 (4)	Aaa/AAA	250,000	247,309
Provident Funding Mortgage Loan Trust, Series 2004-1,
Class 1A1, 4.097%, 03/25/2009 (4)	Aaa/AAA	356,520	345,242
Strats - FHLB, 6.45%, 08/15/2019 (1)(2)(6)(7)	Aaa/AAA	1,500,000	1,500,000
Union Acceptance Corp., Series 2002-A, Class A4,
4.59%, 07/08/2008 (4)	Aaa/AAA	125,456	125,541
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018	Baa2/BBB	400,000	392,959
Series 1996-A, Class A5, 7.425%, 05/07/2026	Aaa/AAA	70,916	71,985
Washington Mutual, Series 2003-AR3, Class B1,
4.78%, 04/25/2033	Aaa/AAA	222,369	220,654
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-E, Class A1, 4.911%, 11/25/2034	Aaa/AAA	411,425	391,261
Series 2003-M, Class A1, 4.786%, 12/25/2033	Aaa/AAA	1,129,519	1,088,574
Series 2004-O, Class A1, 4.956%, 08/25/2034	Aaa/AAA	5,889,885	5,715,621

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	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

West Penn Funding LLC, Series 1999, Class A4,
6.98%, 12/26/2008	Aaa/AAA	105,000	$108,899
WFS Financial Owner Trust, Series 2002-1, Class A4A,
4.87%, 12/20/2006 (4)	Aaa/AAA	214,905	215,077
			22,174,018

Collateralized Debt Obligations 4.03%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
7.244%, 02/24/2014 (1)(2)(4)(6)(7)	NR/BBB-	500,000	497,600
Archstone, Series 2005-C1, 6.47%, 03/20/2010 (1)(2)(7)	NR/A	1,300,000	1,256,125
CREST Ltd., Series 2003-1A,
Class PS, 8.50%, 08/28/2012 (1)(3)(4)(7)	Ba3/BB-	800,000	496,624
CREST Ltd., Series 2003-2A,
Class PS, 6.00%, 12/28/2013 (1)(3)(4)(6)(7))	Ba3/BB	620,174	339,801
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)	Ba3/BB	750,000	709,118
Fairfield Street Solar, Class F, 9.285%,
12/28/2014 (1(2))(4)(6)(7)	NR/BB-	1,000,000	1,002,150
Diversified REIT Trust, Series 1999-1A, Class D,
6.78%, 03/18/2011	Baa3/BBB-	300,000	310,843
I-Preferred Term Securities I Ltd., Subordinate Income
Notes, 22.00%, 12/04/2012 (1)(3)(4)(7)	NR/NR	150,000	135,563
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2014 (1)(4)(6)(7)	NR/BBB-	600,000	595,680
Preferred CPO Ltd., 10.026%, 07/26/2010 (1)(4)(7)	Baa3/NR	1,000,000	1,081,250
Preferred Term Securities VI Ltd., Subordinate Income
Notes, 24.569%, 07/03/2012 (1)(3)(4)(7)	NR/NR	250,000	183,750
Preferred Term Securities X Ltd., Subordinate Income
Notes, 19.00%, 07/03/2013 (1)(3)(4)(7)	NR/NR	350,000	314,738
Preferred Term Securities XI Ltd.,Subordinate Income
Notes, 19.00%, 10/03/2013 (1)(3)(4)(7)	NR/NR	350,000	319,375
Preferred Term Securities XI B-3 Ltd., Subordinate Income
Notes, 5.30%, 09/24/2008 (1(2))(4)(7)	A2/NR	500,000	499,375
Preferred Term Securities XII Ltd.,Subordinate Income
Notes, 19.00%, 12/24/2013 (1)(3)(4)(7)	NR/NR	500,000	480,313
Preferred Term Securities XIII Ltd., Subordinate Income
Notes, 18.00%, 03/24/2014 (1)(3)(4)(7)	NR/NR	500,000	476,563
Preferred Term Securities XIV Ltd., Subordinate Income
Notes, 17.50%, 06/24/2014 (1)(3)(4)(7)	NR/NR	500,000	469,375
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(3)(4)(6)(7)	NR/NR	500,000	475,000
Regional Diversified Funding, Series 2005-1,
14.10%, 03/15/2015 (1)(3)(4)(7)	NR/NR	750,000	753,750

110	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

River North CDO Ltd., Series 2005-1A,
12.50%, 02/06/2014 (1)(3)(4)(6)(7)	NR/NR	800,000	$760,000
Soloso Bank Pref, 2005, 12.50%, 10/15/2015 (1)(3)(4)(6)(7)	NR/NR	750,000	744,530
TIAA Real Estate CDO Ltd., Series 2003-1A,
Class PS, 16.00%, 09/30/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	260,075
Tricadia, Series 2003-1, Class PS, 17.575%,
12/15/2013 (1)(3)(4)(6)(7)	NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 8.101%,
12/15/2019 (1)(2)(4)(6)(7)	Baa1/BBB+	497,115	497,115
Tropic, Series 2003-1A, Class PS, 12.85%,
10/15/2013 (1)(3)(4)(7)	NR/NR	1,000,000	850,000
			13,746,213

Collateralized Mortgage Obligations 0.39%
Banc of America Mortgage Securities:
Series 2005-2, Class 1A12, 5.50%, 03/25/2035	NR/AAA	350,270	340,642
Series 2005-8, Class A14, 5.50%, 09/25/2035	NR/NR	1,000,000	984,487
			1,325,129

Commercial Mortgage-Backed Securities 0.67%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)	Baa3/BBB-	625,000	604,268
Series 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)(7)	Ba2/BB-	1,225,000	1,225,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)	Baa3/BB+	399,381	456,560
			2,285,828

Agency Mortgage-Backed Securities 8.19%
FHARM:
Pool #781804, 5.103%, 07/01/2034		4,087,869	4,011,871
Pool #781811, 5.121%, 07/01/2034		1,990,567	1,954,890
Pool #781958, 5.104%, 09/01/2034		5,039,474	4,944,575
FHLMC:
Gold Pool #G00336, 6.000%, 12/28/2013		329,651	332,589
Gold Pool #G08061, 5.500%, 06/01/2035		2,062,967	2,035,757
FNMA:
Pool #356801, 6.000%, 12/01/2008		12,352	12,559
Pool #303845, 7.000%, 05/01/2011		68,021	70,380
Pool #703703, 5.072%, 01/01/2033		175,431	175,461
Pool #555717, 4.351%, 08/01/2033		426,496	417,736
Pool #779610, 5.013%, 06/01/2034		437,501	431,161
Pool #725705, 5.000%, 08/01/2034		3,997,921	3,856,523
Pool #809893, 5.125%, 03/01/2035		3,223,081	3,220,202
Pool #809894, 5.060%, 03/01/2035		3,475,234	3,443,755

1-800-392-CORE (2673) ■ www.westcore.com	111

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

GNMA:
Pool #780019, 9.000%, 12/15/2009		91,570	$96,855
Pool #550656, 5.000%, 09/15/2035		2,990,065	2,927,827
			27,932,141

Total Asset-Backed Securities, Collateralized Obligations
&Mortgage-Backed Securities
(Cost $67,305,857)			67,463,329

U.S. Government & Agency Obligations 2.00%
FHLB, 5.125%, 11/18/2013	Aaa/AAA	75,000	73,954
FNMA:
5.44%, 02/17/2009 (2)	Aaa/AAA	2,000,000	1,949,180
8.20%, 03/10/2016	Aaa/AAA	55,000	69,507
6.78%, 12/28/2016	Aaa/AAA	70,000	71,059
6.50%, 04/24/2017	Aaa/AAA	70,000	70,524
U.S. Treasury Notes:
7.00%, 07/15/2006		650,000	660,284
3.375%, 11/15/2008		3,700,000	3,596,086
4.00%, 02/15/2014		150,000	144,639
3.625%, 05/15/2013		200,000	189,358
			6,824,591
Total U.S. Government & Agency Obligations
(Cost $8,356,915)			6,824,591

Money Market Mutual Funds 4.14%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares		14,124,090	14,124,090
Total Money Market Mutual Funds
(Cost $14,124,090)			14,124,090

Total Investments
(Cost $345,114,811)		99.45%	339,014,716
Other Assets in Excess of Liabilities		0.55%	1,875,083
Net Assets		100.00%	$340,889,799
See Notes to Statements of Investments

112	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Colorado Tax-Exempt Fund

Bond Rating		Principal
Moody's/S&P		Amount	Market Value

Certificates of Participation 3.27%
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007
@ 101.00, MBIA	Aaa/AAA	500,000	$523,035
Larimer County, Certificate of Participation,
Courthouse & Jail Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	518,675
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA	Aaa/AAA	150,000	151,125
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013
@ 100.00, AMBAC	Aaa/AAA	150,000	156,174
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase Agreement,
5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA	Aaa/AAA	510,000	531,685
Total Certificates of Participation
(Cost $1,807,470)			1,880,694

General Obligation Bonds 45.75%
County-City-Special District- School District 45.75%
Adams County School District 50,
5.25%, 12/01/2010, Prerefunded 12/01/2006
@ 100.00	NR/AA-	500,000	510,145
Adams County School District 12, Series A:
5.00%, 12/15/2020, Optional 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	537,905
5.00%, 12/15/2021, Prerefunded 12/15/2011
@ 100.00	Aaa/AAA	200,000	210,840
Adams & Arapahoe Counties
Joint School District 28J:
5.35%, 12/01/2015, Escrowed to Maturity	Aa3/AA-	260,000	289,123
5.00%, 12/01/2016, Optional 12/01/2013
@ 100.00, FSA	Aaa/AAA	300,000	319,497

1-800-392-CORE (2673) ■ www.westcore.com	113

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Adams & Weld Counties School District 27J
School District 27J:
5.50%. 12/01/2016, Prerefunded 12/01/2006
@ 101.00, FGIC	Aaa/AAA	550,000	$567,820
4.75%. 12/01/2017, Prerefunded 12/01/2014
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,047,690
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	500,000	481,430
4.125%, 12/15/2022, Optional 12/15/2013
@ 100.00 FSA	Aa2/AA	100,000	97,783
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006
@ 100.00, AMBAC	Aaa/NR	95,000	96,881
5.20%, 12/01/2015, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/NR	5,000	5,092
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011,
@ 100.00, AMBAC	AAA/NR	125,000	130,515
Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00	AA1/AA+	500,000	535,405
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2007
@ 101.00, FGIC	Aaa/AAA	1,000,000	1,039,870
5.125%, 12/01/2017, Optional 12/01/2009
@ 100.00	Aa3/AA	300,000	315,264
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2006
@ 100.00, AMBAC	Aaa/AAA	100,000	100,712
City & County of Denver,
Board Water Commissioners, 5.50%, 10/01/2011	Aa1/AA+	250,000	274,185
City & County of Denver,
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00	Aa1/AA+	100,000	104,941
City & County of Denver, School District No. 1, Series A:
5.00%, 12/01/2017, Optional 12/01/2014
@ 100.00 FGIC	Aaa/AAA	500,000	533,160
5.50%, 12/01/2022	Aaa/AAA	500,000	575,735
Clear Creek County School District Re-1:
4.30%, 12/01/2013, Optional 12/01/2012
@ 100.00, FSA	NR/AAA	125,000	128,804

114	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Denver West Metropolitan District:
4.05%, 12/01/2013	NR/BBB	500,000	$482,430
4.25%, 12/01/2016	NR/BBB	140,000	136,753
Douglas & Elbert Counties School District Re-1:
5.25%, 12/15/2016, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	500,000	544,625
5.25%, 12/15/2017, Prerefunded 12/15/2011
@ 100.00, MBIA	Aaa/AAA	1,000,000	1,089,250
Eagle, Garfield & Routt Counties School District Re-50J:
5.25%, 12/01/2015, Optional, Unrefunded portion,
12/01/2009 @ 101.00, FGIC	Aaa/AAA	290,000	310,816
5.25%, 12/01/2015, Prerefunded 12/01/2009
@ 101.00, FGIC	Aaa/AAA	710,000	764,265
El Paso County School District 2:
5.25%, 12/01/2012, Optional 12/01/2010
@ 100.00, MBIA	Aaa/AAA	250,000	268,488
5.00%, 12/01/2023, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	250,000	259,703
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,069,210
El Paso County School District 49,
5.50%, 12/01/2017, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	100,000	108,084
Evergreen Park & Recreation District,
5.25%, 12/01/2017, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	115,000	122,746
Garfield County School District RE-2,
4.30%, 12/01/2015, Optional 12/01/2012
@ 100.00, FSA	Aaa/NR	125,000	127,419
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
5.125%, 12/15/2010, Optional 12/15/2005
@ 102.00, MBIA	Aaa/AAA	500,000	510,305
5.00%, 12/15/2020, Optional 12/15/2020
@ 100.00, FSA	Aaa/AAA	500,000	528,250
Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012
@ 100.00, AMBAC	Aaa/AAA	250,000	269,130
Jefferson County School District R-1:
5.25%, 12/15/2011, Prerefunded	Aaa/AAA	750,000	798,375
12/15/2008 @101.00, FGIC
5.00%, 12/15/2018, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	800,000	850,136
5.00%, 12/15/2024, Optional 12/15/2014
@ 100.00, FSA	Aaa/AAA	600,000	629,310

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	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

La Plata County School District 9-R,
5.25%,11/01/2020, Prerefunded 11/01/2012
@100.00, MBIA	Aaa/NR	125,000	$137,266
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	528,930
5.00%, 12/15/2016, Optional 12/15/2008
@ 100.00, FSA	NR/AAA	700,000	728,070
6.00%, 12/15/2017, Prerefunded 12/15/2010
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,113,840
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J,
5.40%, 12/15/2013, Prerefunded 06/15/2007
@ 101.00, FGIC	Aaa/AAA	500,000	520,880
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006
@ 101.00, MBIA	Aaa/AAA	500,000	515,715
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	AAA/NR	500,000	527,010
5.00% 12/01/2022, Optional 12/01/2013
@ 100.00, MBIA	AAA/NR	300,000	315,519
5.00%, 12/01/2024, Optional 12/01/2014
@ 100.00, MBIA	Aaa/NR	565,000	592,510
Park County Platte Canyon School District 1,
4.30%, 12/01/2010, Optional 12/01/2008
@ 101.00, MBIA	Aaa/AAA	250,000	259,255
Parker Colorado Property Metropolitan District 1,
4.55%, 12/01/2012, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/AAA	175,000	181,638
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010
@ 100.00, AMBAC	Aaa/NR	340,000	358,105
Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	150,000	155,973
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	231,867
5.00%, 12/01/2015, Optional 12/01/2011
@ 100.00, FGIC	Aaa/AAA	165,000	174,339

116	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

San Miguel County School District R-1:
5.20%, 12/01/2006, Optional 12/01/2005
@100.00, MBIA	Aaa/AAA	250,000	$254,803
5.50%, 12/01/2012, Optional 12/01/2005
@101.00, MBIA	Aaa/AAA	250,000	252,500
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008
@100.00, FGIC	Aaa/AAA	250,000	260,683
Thornton, Adams County Water, 4.00%,
12/01/2011, FSA	Aaa/AAA	300,000	306,249
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties,
4.65%, 11/01/2013, Optional 11/01/2007
@100.00, MBIA	NR/AAA	115,000	116,459
Upper Yampa Water Conservancy District,
4.50%, 11/15/2023, Optional 11/15/2015
@100.00, FSA	Aaa/AAA	400,000	401,584
Weld County School District Re-4:
5.00%, 12/01/2012, Optional 12/01/2011
@100.00, MBIA	Aaa/NR	750,000	801,525
5.45%, 12/01/2016, Prerefunded 12/01/2006
@100.00, MBIA	Aaa/AAA	500,000	511,110
Wray Community Hospital District, Yuma County,
5.00%, 10/15/2011, Optional 10/15/2005
@100.00, AMBAC	NR/AAA	250,000	250,463
Total General Obligation Bonds
(Cost $25,767,644)			26,268,383

Revenue Bonds 48.31%
Special Tax 33.05%
Aspen Colorado Sales Tax, 5.00%, 11/01/2010,
Prerefunded 11/01/2009 @ 100.00	NR/NR	120,000	126,604
Aurora Colorado Golf Course Enterprise:
4.125% 12/01/2013	Baa2/NR	110,000	106,682
4.375% 12/01/2015	Baa2/NR	125,000	120,919
4.25%, 12/01/2014	Baa2/NR	125,000	120,345
Boulder County:
4.00%, 07/15/2014, Optional 07/15/2012
@100.00, MBIA	Aaa\AAA	100,000	100,574
5.00%, 07/15/2016, Optional 07/15/2010 @ 100.00	Aa2/AA-	200,000	210,488
Boulder County Sales & Use Tax, 5.15%, 08/15/2013,
Optional 08/15/2009 @ 100.00, AMBAC	Aaa/AAA	100,000	105,524

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	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Broomfield Sales & Use Tax, 5.20%, 12/01/2017,
Optional 12/01/2012 @ 100.00, AMBAC	Aaa/NR	500,000	$535,320
City and County of Denver Airport Series A Revenue:
5.75%, 11/15/2016, Optional 11/15/2006
@ 101.00, MBIA	Aaa/AAA	300,000	309,426
5.00%, 11/15/2018, Optional 11/15/2015
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,057,790
City of Colorado Springs, Revenue Refunding Bonds,
The Colorado College Project,
4.375%, 06/01/2026, Optional 06/01/2015
@ 100.00	Aa3/AA-	500,000	478,135
Colorado Department of Transportaion,
4.20%, 06/15/2009, MBIA	Aaa/AAA	225,000	230,634
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011
@ 100.00, AMBAC	Aaa/NR	100,000	105,444
6.00% 12/1/2016, Optional 12/01/2010
@ 100.00, RADIAN	NR/AA	125,000	137,330
5.00% 03/01/2018, Optional 09/01/2015
@100.00, FGIC	Aaa/AAA	500,000	533,320
5.00%, 06/01/2020, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	200,000	207,374
5.00%, 12/01/2021, Optional 12/01/2011
@ 100.00, AMBAC	Aaa/NR	150,000	155,732
5.125%, 09/15/2025, Optional 09/15/2015
@ 100.00, XLCA	Aaa/AAA	500,000	524,465
Colorado Health, Facilities Authority,
Poudre Valley Health, Series A:
5.625%, 12/01/2019, Optional 12/01/2009
@ 101.00, FSA	Aaa/NR	500,000	544,175
5.00%, 03/01/2025, Optional 03/01/2015
@ 100.00, FSA	Baa2/BBB	1,000,000	1,001,390
Colorado Health Facilities Authority Revenue,
Steamboat Springs Health Project,
5.70%, 09/15/2023, Optional 09/15/2009
@ 101.00	NR/NR	90,000	92,879
Colorado Health Facilities Authority Revenue,
Park View Medical Center:
5.00%, 09/01/2010	A3/NR	205,000	211,968
5.00%, 09/01/2011	A3/NR	210,000	217,176
5.00%, 09/01/2020	A3/NR	250,000	256,773

118	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Colorado Health Facilities Authority Revenue,
Catholic Health Initiatives,
5.25%, 09/01/2021, Optional 09/01/2011
@ 100.00	Aa2/AA	500,000	$521,315
Colorado Health Facilities Authority Revenue,
Vail Valley Medical Center,
5.00%, 01/15/2010	NR/BBB	200,000	205,670
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran,
5.25%, 06/01/2023, Optional 06/01/2016 @100.00	A3/A-	400,000	416,368
Colorado School of Mines
Auxilary Facility Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012
@ 100.00, AMBAC	Aaa/AAA	505,000	538,714
5.00%, 12/01/2030, Optional 12/01/2009
@ 100.00, AMBAC	Aaa/AAA	100,000	102,504
Colorado State College Board of Trustees,
Auxilary Facilities System - Enterprise
Revenue Bonds,
5.00%,05/15/2022,Optional 5/15/2013@,MBIA	Aaa/AAA	660,000	688,723
Colorado State Board of Governors University -
Eneterprise Revenue Bonds
5.00% 12/01/2020, Optional 12/01/2015
@ 100.00, XCLA	Aaa/AAA	500,000	526,515
Colorado Water Reservior & Power Development Authority:
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00	Aaa/AAA	75,000	80,762
5.00%, 09/01/2026, Optional 09/01/2014
@ 100.00MBIA	Aaa/AAA	500,000	520,065
Denver City & County Excise Tax,
5.25% 09/01/2008 FSA	Aaa/AAA	500,000	524,370
Douglas County Sales & Use Tax Open Space,
6.00%, 10/15/2009, FSA	Aaa/AAA	500,000	545,885
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009
@ 100.00, FGIC	Aaa/AAA	200,000	213,008
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008
@ 100.00, MBIA	Aaa/AAA	250,000	260,153
5.15%, 10/01/2015, Optional 10/01/2010
@ 100.00, MBIA	Aaa/AAA	500,000	536,750

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	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	500,000	$526,205
5.00%, 11/01/2019, Optional 11/01/2009
@ 100.00, FGIC	Aaa/AAA	100,000	103,579
4.125%, 11/01/2021, Optional 11/01/2014
@ 100.00, AMBAC	Aaa/AAA	210,000	206,504
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00	NR/AA	300,000	323,766
Montrose, Montrose County General Fund
Excise Tax Revenue,
5.00%, 12/01/2017, Optional 12/01/2008
@ 100.00, AMBAC	NR/AAA	150,000	155,858
Northwest Parkway Public Highway Authority Revenue,
zero coupon
06/15/2025, 5.80% & Optional 06/15/2016
@ 100.00, FSA (2)	Aaa/AAA	960,000	809,539
Pitkin County Colorado Sales & Use Tax,
4.00%, 12/01/2011, FSA	Aaa/AAA	125,000	127,604
Thornton, Adams County Sales & Use Tax,
Open Space & Parks, 5.25%, 09/01/2016,
Optional 09/01/2011 @ 100.00, FSA	Aaa/AAA	500,000	533,320
Mesa State College Auxiliary Facilites Enterprise Revenue,
4.25%, 05/15/2025, XLCA, Optional 05/15/2015
@100.00	Aaa/NR	500,000	477,040
University of Colorado Hospital Autority:
5.00%, 11/15/2009, Optional 11/15/2007
@ 102.00, AMBAC	Aaa/NR	220,000	230,175
5.60%, 11/15/2031, Optional 11/15/2011 @100.00	Baa1/NR	445,000	459,725
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00	Aa3/AA-	150,000	158,817
University of Colorado Enterprise Systems Revenue Series B:
5.00%, 06/01/2024, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	150,000	156,272
5.00%, 06/01/2026, Optional 06/01/2013
@ 100.00, FGIC	Aaa/AAA	750,000	782,235
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011
@ 100.00, AMBAC	Aaa/AAA	500,000	524,670
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00	NR/AA	220,000	233,176
			18,979,750

120	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Other 0.57%
Boulder County, (Atmospheric Research)
4.00%, 09/01/2015, Optional 09/01/2013
@ 100.00, AMBAC	Aaa/AAA	120,000	$120,152
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011
@ 100.00, MBIA	Aaa/AAA	200,000	206,938
			327,090

Utility 14.69%
Boulder County:
5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00	Aa2/AA+	500,000	511,350
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00	Aa2/AA+	125,000	134,565
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012
@ 100.00, MBIA	Aaa/NR	350,000	371,592
5.50%, 12/01/2018, Optional 12/01/2010
@ 101.00, MBIA	Aaa/NR	500,000	539,835
4.75%, 12/01/2022, Optional 12/01/2012
@ 100.00, MBIA	AAA/NR	125,000	128,288
Colorado Water Resources & Power Development
Authority, Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00	Aaa/AAA	500,000	528,945
Colorado Water Resources & Power Development
Authority, Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010
@ 100.00, FGIC	Aaa/AAA	500,000	545,170
Colorado Water Resources & Power Development
Authority, Waste Water Revolving Fund,
5.50%, 09/01/2019	Aa1/AA	500,000	568,420
Denver City & County Water Commission
4.75%, 12/01/2017, Optional 06/01/2013
@ 100.00, FSA	Aaa/AAA	500,000	520,445
Fort Collins, Larimer County
Colorado Stormwater Utilities, 4.875%, 12/01/2020,
Optional 12/01/2012 @ 100.00, AMBAC	Aaa/AAA	250,000	259,515
Fort Collins, Larimer County Wastewater Utility Enterprise,
Sewer, 5.375%, 12/01/2009, Optional 12/01/2005
@ 100.00, FGIC	Aaa/AAA	250,000	250,000
Fort Collins, Larimer County Water Utility Enterprise,
4.25%, 12/01/2009, Optional 12/01/2008
@ 100.00, FSA	Aaa/AAA	500,000	511,410

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	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Fountain Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00	Aa2/AA	400,000	$403,576
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013
@ 100.00, FSA	Aaa/NR	150,000	156,396
Greeley Colorado Water, 4.00%, 08/01/2019,
Optional 08/01/2014 @ 100.00, AMBAC	Aaa/AAA	250,000	244,833
Little Thompson Water District, Larimer, Weld,
& Boulder Counties, 5.50%, 12/01/2011,
Prerefunded 12/01/2005 @ 101.00, MBIA	Aaa/AAA	500,000	505,000
Montrose Colorado Water & Sewer Revenue,
4.75%, 10/01/2016, Optional 10/01/2014
@ 100.00, XLCA	Aaa/AAA	1,000,000	1,046,100
Municipal Subdistrict, Northern Colorado Water
Conservancy District, 5.25%, 12/01/2015,
Optional 12/01/2007 @ 101.00, AMBAC	Aaa/AAA	250,000	261,013
Pleasant View Colorado Water and Sanitation District,
4.35%, 12/01/2013, Optional 12/01/2010
@ 101.00, MBIA	Aaa/AAA	125,000	128,652
Pueblo Colorado Board Waterworks:
5.25%, 11/01/2009, FSA	Aaa/AAA	120,000	127,871
5.10%, 01/01/2019, Optional 01/01/2009
@ 102.00, AMBAC	Aaa/AAA	150,000	158,543
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014
@ 100.00, MBIA	Aaa/AAA	500,000	527,010
			8,428,526
Total Revenue Bonds
(Cost $27,309,242)			27,735,366

122	Semi-Annual Report November 30, 2005 (Unaudited)

	Bond Rating	Principal
	Moody's/S&P	Amount	Market Value

Money Market Mutual Funds 2.05%
Dreyfus Municipal Money Market Fund		1,176,824	$1,176,824
Total Money Market Mutual Funds
(Cost $1,176,824)			1,176,824

Total Investments
(Cost $56,061,180)		99.38%	57,061,268
Other Assets in Excess of Liabilities		0.62%	358,457
Net Assets		100.00%	$57,419,725

Notes to Statements of Investments

**	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Note 5 to the Notes to Financial Statements
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period each.
(3)

This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(4)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5)	Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees. See Note 1 to the Notes to Financial Statements
(7)	This security is considered illiquid by the investment adviser. See Note 5 to the Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	123

Westcore Equity Funds
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Assets
Investments at value (cost - see below)	$195,619,532	$240,157,112
- see accompanying statements
Receivable for investments sold	603,216	5,775,285
Dividends and interest receivable	71,359	223,926
Receivable for fund shares subscribed	66,102	423,676
Investment for trustee deferred compensation plan	299,752	18,099
Prepaid and other assets	50,811	75,232
Total Assets	196,710,772	246,673,330

Liabilities
Payable for investments purchased	1,613,874	6,536,998
Payable for fund shares redeemed	14,072	446,788
Payable for investment advisory fee	103,217	126,178
Payable for administration fee	47,639	58,236
Payable for trustee deferred compensation plan	299,752	18,099
Payable for trustee and officer fees	4,097	3,803
Other payables	16,878	6,074
Total Liabilities	2,099,529	7,196,176
Net Assets	$194,611,243	$239,477,154

Composition of Net Assets
Paid-in capital	$144,761,560	$204,252,176
(Over)/Undistributed net investment income	(889,171)	(293,353)
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(31,570)	(2,872,319)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and	50,770,424	38,390,650
liabilities denominated in foreign currencies
Net Assets	$194,611,243	$239,477,154

Net Asset Value Per Share
Net Assets	$194,611,243	$239,477,154
Shares of beneficial interest outstanding	25,181,921	18,576,606
Net asset value and redemption price per share	$7.73	$12.89
Cost of Investments	$144,849,108	$201,766,462
See Notes to Financial Statements

124	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Equity Funds (continued)
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
Assets
Investments at value (cost - see below)	$9,600,805	$26,611,346
- see accompanying statements
Cash and cash equivalents	0	7,289
Dividends and interest receivable	5,506	30,439
Receivable for fund shares subscribed	30	145,293
Investment for trustee deferred compensation plan	6,388	5,514
Prepaid and other assets	19,215	33,714
Total Assets	9,631,944	26,833,595

Liabilities
Payable for investments purchased	0	175,720
Payable for investment advisory fee	2,837	15,085
Payable for administration fee	2,090	6,070
Payable for trustee deferred compensation plan	6,388	5,514
Payable for trustee and officer fees	363	408
Excess redemption fees	8,494	0
Other payables	10,325	8,182
Total Liabilities	30,497	210,979
Net Assets	$9,601,447	$26,622,616

Composition of Net Assets
Paid-in capital	$10,850,797	$31,873,639
(Over)/Undistributed net investment income	(31,228)	165,035
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	(2,849,620)	(8,485,288)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	1,631,498	3,069,230
Net Assets	$9,601,447	$26,622,616

Net Asset Value Per Share
Net Assets	$9,601,447	$26,622,616
Shares of beneficial interest outstanding	688,073	2,257,320
Net asset value and redemption price per share	$13.95	$11.79
Cost of Investments	$7,969,307	$23,542,116
See Notes to Financial Statements

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Westcore Equity Funds (continued)
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
Assets
Investments at value (cost - see below)	$62,242,512	$43,500,401
- see accompanying statements
Receivable for investments sold	408,918	0
Dividends and interest receivable	71,877	76,110
Receivable for fund shares subscribed	431	84,020
Investment for trustee deferred compensation plan	33,156	2,799
Prepaid and other assets	17,111	26,775
Total Assets	62,774,005	43,690,105

Liabilities
Payable for investments purchased	1,289,413	0
Payable for fund shares redeemed	1,092	822
Payable for investment advisory fee	32,406	25,329
Payable for administration fee	15,011	10,463
Payable for trustee deferred compensation plan	33,156	2,799
Payable for trustee and officer fees	2,187	667
Other payables	11,783	4,111
Total Liabilities	1,397,048	44,191
Net Assets	$61,376,957	$43,645,914

Composition of Net Assets
Paid-in capital	$45,108,528	$34,385,718
(Over)/Undistributed net investment income	324,625	122,868
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	4,669,396	3,003,042
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	11,274,408	6,134,286
Net Assets	$61,376,957	$43,645,914

Net Asset Value Per Share
Net Assets	$61,376,957	$43,645,914
Shares of beneficial interest outstanding	4,440,052	2,260,194
Net asset value and redemption price per share	$13.82	$19.31
Cost of Investments	$50,968,104	$37,366,115
See Notes to Financial Statements

126	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Equity Funds (continued)
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
Assets
Investments at value (cost - see below)	$18,842,824	$24,407,902
- see accompanying statements
Receivable for investments sold	204,534	301,657
Dividends and interest receivable	8,699	36,899
Receivable for fund shares subscribed	0	60,035
Investment for trustee deferred compensation plan	29,912	208
Prepaid and other assets	37,940	17,687
Total Assets	19,123,909	24,824,388

Liabilities
Payable for investments purchased	0	670,375
Payable for fund shares redeemed	290	0
Payable for investment advisory fee	7,415	12,664
Payable for administration fee	4,311	5,608
Payable for trustee deferred compensation plan	29,912	208
Payable for trustee and officer fees	324	818
Other payables	10,012	11,237
Total Liabilities	52,264	700,910
Net Assets	$19,071,645	$24,123,478

Composition of Net Assets
Paid-in capital	$12,940,092	$22,586,699
(Over)/Undistributed net investment income	(61,558)	213,022
Accumulated net realized gain / (loss)
on investments and foreign currency transactions	2,900,952	(17,790)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and
liabilities denominated in foreign currencies	3,292,159	1,341,547
Net Assets	$19,071,645	$24,123,478

Net Asset Value Per Share
Net Assets	$19,071,645	$24,123,478
Shares of beneficial interest outstanding	493,608	2,264,456
Net asset value and redemption price per share	$38.64	$10.65
Cost of Investments	$15,550,650	$23,066,355
See Notes to Financial Statements

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Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
Assets
Investments at value (cost - see below)	$171,700,267	$339,014,716	$57,061,268
- see accompanying statements
Cash and cash equivalents	5,558	22,233	0
Dividends and interest receivable	2,500,090	5,037,138	996,278
Receivable for fund shares subscribed	275,659	790,231	112,832
Investment for trustee deferred compensation plan	15,273	38,762	21,334
Prepaid and other assets	53,976	58,358	19,835
Total Assets	174,550,823	344,961,438	58,211,547

Liabilities
Payable for investments purchased	0	3,748,333	527,975
Payable for fund shares redeemed	190,062	160,023	205,335
Payable for investment advisory fee	53,516	37,316	7,458
Payable for administration fee	42,709	77,322	13,226
Payable for trustee deferred compensation plan	15,273	38,762	21,334
Payable for trustee and officer fees	3,033	7,881	1,023
Other payables	10,806	2,002	15,471
Total Liabilities	315,399	4,071,639	791,822
Net Assets	$174,235,424	$340,889,799	$57,419,725

Composition of Net Assets
Paid-in capital	$179,862,814	$348,277,774	$56,488,758
(Over)/Undistributed net investment income	453,471	119,682	(13,621)
Accumulated net realized gain / (loss) on
investments and foreign currency transactions	(1,056,150)	(1,407,562)	(55,500)
Net unrealized appreciation / (depreciation)
on investments and translation of assets and	(5,024,711)	(6,100,095)	1,000,088
liabilities denominated in foreign currencies
Net Assets	$174,235,424	$340,889,799	$57,419,725

Net Asset Value Per Share
Net Assets	$174,235,424	$340,889,799	$57,419,725
Shares of beneficial interest outstanding	17,819,733	32,544,683	5,173,000
Net asset value and redemption price per share	$9.78	$10.47	$11.10
Cost of Investments	$176,724,978	$345,114,811	$56,061,180
See Notes to Financial Statements

128	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Equity Funds
For the Six Months Ended November 30, 2005
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
Investment Income
Dividends	$313,763	$801,535
Interest	186,202	37,010
Total Income	499,965	838,545

Expenses
Investment advisory fees	609,552	697,865
Administrative fees	281,332	322,125
Transfer agent fees	47,397	25,748
Fund accounting fees and expenses	28,240	34,454
Legal fees	4,295	6,753
Printing expenses	17,812	30,461
Registration fees	10,316	10,292
Audit fees	7,481	5,957
Custodian fees	7,949	8,072
Insurance	4,215	6,668
Trustee fees and expenses	9,118	14,692
Chief compliance officer fee	6,182	7,037
Other	2,871	1,205
Total expenses before waivers	1,036,760	1,171,329
Expenses waived by:
Investment adviser	0	0
Administrators	0	0
Net Expenses	1,036,760	1,171,329
Net Investment Income/ (Loss)	(536,795)	(332,784)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,804,867	(3,386,949)
Foreign currency transactions	0	0
Net realized gain/(loss)	1,804,867	(3,386,949)
Net change in unrealized appreciation/
(depreciation) on:
Investments	16,207,229	24,159,511
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	16,207,229	24,159,511
Net Realized And Unrealized Gain/(Loss)	18,012,096	20,772,562
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$17,475,301	$20,439,778

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	129

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2005
	Westcore	Westcore
	Select	International
	Fund	Frontier Fund

Investment Income
Dividends	$23,497	$247,461
Interest	5,199	29,537
Total Income	28,696	276,998

Expenses
Investment advisory fees	30,370	137,175
Administrative fees	14,017	34,294
Transfer agent fees	10,014	9,951
Fund accounting fees and expenses	15,373	22,694
Legal fees	284	631
Printing expenses	759	3,209
Registration fees	6,741	7,341
Audit fees	3,092	3,895
Custodian fees	1,655	13,668
Insurance	116	732
Trustee fees and expenses	549	1,539
Chief compliance officer fee	311	747
Other	166	344
Total expenses before waivers	83,447	236,220
Expenses waived by:
Investment adviser	(29,716)	(64,751)
Administrators	0	0
Net Expenses	53,731	171,469
Net Investment Income/ (Loss)	(25,035)	105,529

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	728,867	2,531,667
Foreign currency transactions	0	85,687
Net realized gain/(loss)	728,867	2,617,354
Net change in unrealized appreciation/
(depreciation) on:
Investments	531,378	1,017,501
Translation of assets and liabilities
denominated in foreign currencies	0	(1,161,232)
Net change	531,378	(143,731)
Net Realized And Unrealized Gain/(Loss)	1,260,245	2,473,623
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$1,235,210	$2,579,152

See Notes to Financial Statements

130	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2005
	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund

Investment Income
Dividends	$433,961	$283,552
Interest	11,593	23,284
Total Income	445,554	306,836

Expenses
Investment advisory fees	202,632	139,835
Administrative fees	93,522	55,934
Transfer agent fees	14,001	8,072
Fund accounting fees and expenses	15,545	15,855
Legal fees	1,376	1,163
Printing expenses	5,291	2,547
Registration fees	7,424	7,386
Audit fees	6,673	3,512
Custodian fees	3,681	3,129
Insurance	1,411	928
Trustee fees and expenses	2,906	2,230
Chief compliance officer fee	2,067	1,214
Other	649	246
Total expenses before waivers	357,178	242,051
Expenses waived by:
Investment adviser	(738)	(8,992)
Administrators	0	0
Net Expenses	356,440	233,059
Net Investment Income/ (Loss)	89,114	73,777

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	2,731,043	1,751,802
Foreign currency transactions	0	0
Net realized gain/(loss)	2,731,043	1,752,583
Net change in unrealized appreciation/
(depreciation) on:
Investments	915,301	1,549,055
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	915,301	1,549,055
Net Realized And Unrealized Gain/(Loss)	3,646,344	3,301,638
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$3,735,458	$3,374,634

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	131

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2005
	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund

Investment Income
Dividends	$84,537	$294,027
Interest	5,261	16,050
Total Income	89,798	310,077

Expenses
Investment advisory fees	94,091	106,012
Administrative fees	28,227	31,804
Transfer agent fees	13,984	7,238
Fund accounting fees and expenses	15,106	15,770
Legal fees	435	965
Printing expenses	1,131	1,402
Registration fees	7,710	6,075
Audit fees	5,223	3,427
Custodian fees	3,996	5,968
Insurance	488	850
Trustee fees and expenses	782	1,150
Chief compliance officer fee	622	693
Other	443	0
Total expenses before waivers	172,238	181,354
Expenses waived by:
Investment adviser	(49,920)	(43,538)
Administrators	0	0
Net Expenses	122,318	137,816
Net Investment Income/ (Loss)	(32,520)	172,261

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	1,133,241	(16,891)
Foreign currency transactions	0	0
Net realized gain/(loss)	1,133,241	(16,891)
Net change in unrealized appreciation/
(depreciation) on:
Investments	780,974	1,386,841
Translation of assets and liabilities
denominated in foreign currencies	0	0
Net change	780,974	1,386,841
Net Realized And Unrealized Gain/(Loss)	1,914,215	1,369,950
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$1,881,695	$1,542,211

See Notes to Financial Statements

132	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Bond Funds
For the Six Months Ended November 30, 2005
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
Investment Income
Dividends	$2,096,119	$737,924	$0
Interest	4,856,506	8,074,917	1,297,710
Total Income	6,952,625	8,812,841	1,297,710

Expenses
Investment advisory fees	394,345	652,002	149,364
Administrative fees	262,897	434,668	89,618
Transfer agent fees	36,919	48,733	10,315
Fund accounting fees and expenses	42,604	57,615	24,071
Legal fees	4,265	10,625	1,488
Printing expenses	21,294	22,745	6,942
Registration fees	15,374	15,177	1,500
Audit fees	4,572	8,411	6,598
Custodian fees	6,595	8,643	2,844
Insurance	4,174	7,830	1,316
Trustee fees and expenses	8,992	22,590	2,421
Chief compliance officer fee	5,752	9,408	1,968
Other	1,918	0	740
Total expenses before waivers	809,701	1,298,447	299,185
Expenses waived by:
Investment adviser	(79,827)	(501,555)	(105,012)
Administrators	0	0	0
Net Expenses	729,874	796,892	194,173
Net Investment Income/ (Loss)	6,222,751	8,015,949	1,103,537

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) from:
Investments	(1,279,318)	(685,280)	(46,648)
Foreign currency transactions	(10,493)	0	0
Net realized gain/(loss)	(1,289,811)	(685,280)	(46,648)
Net change in unrealized appreciation/
(depreciation) on:
Investments	(3,087,888)	(6,790,528)	(1,115,222)
Translation of assets and liabilities
denominated in foreign currencies	31,445	0	0
Net change	(3,056,443)	(6,790,528)	(1,115,222)
Net Realized And Unrealized Gain/(Loss)	(4,346,976)	(7,475,808)	(1,161,870)
Net Increase/(Decrease) In Net Assets
Resulting From Operations	$1,876,497	$540,141	($58,333)

See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	133

Westcore MIDCO Growth Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$(536,795)	$(1,121,025)
Net realized gain/(loss) from investment transactions	1,804,867	9,912,887
Change in unrealized net appreciation or depreciation
of investments	16,207,229	(2,465,530)
Net increase/(decrease) in net assets resulting from operations	17,475,301	6,326,332

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	22,326,832	40,080,949
Shares issued in reinvestment of dividends and distributions	0	0
	22,326,832	40,080,949
Shares redeemed	(28,277,869)	(43,488,962)
Net increase/(decrease) from beneficial interest transactions	(5,951,037)	(3,408,013)
Redemption fees	1,797	7,801
Net Increase/(Decrease) In Net Assets	11,526,061	2,926,120

Net Assets:
Beginning of period	183,085,182	180,159,062
End of period (including (over)/undistributed net investment
income of ($889,171 and ($352,376), respectively)	$194,611,243	$183,085,182

(1) Unaudited.
See Notes to Financial Statements

134	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Growth Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$(332,784)	$154,802
Net realized gain/(loss) from investment transactions	(3,386,949)	2,331,792
Change in unrealized net appreciation or depreciation
of investments	24,159,511	8,429,646
Net increase/(decrease) in net assets resulting from operations	20,439,778	10,916,240

Dividends and Distributions
From net investment income	0	(103,575)
From net realized gain from investment transactions	0	(2,212,450)
Decrease in net assets from dividends and distributions	0	(2,316,025)

Beneficial Interest Transactions (Note 2)
Shares sold	57,626,708	108,054,079
Shares issued in reinvestment of dividends and distributions	0	2,204,638
	57,626,708	110,258,717
Shares redeemed	(18,305,782)	(21,180,083)
Net increase/(decrease) from beneficial interest transactions	39,320,926	89,078,634
Redemption fees	18,371	6,067
Net Increase/(Decrease) In Net Assets	59,779,075	97,684,916

Net Assets:
Beginning of period	179,698,079	82,013,163
End of period (including (over)/undistributed net investment
income of ($293,353) and $39,431, respectively)	$239,477,154	$179,698,079

(1) Unaudited.
See Notes to Financial Statements

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Westcore Select Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$(25,035)	$(59,992)
Net realized gain/(loss) from investment transactions	728,867	720,957
Change in unrealized net appreciation or depreciation
of investments	531,378	(204,209)
Net increase/(decrease) in net assets resulting from operations	1,235,210	456,756

Dividens and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	491,033	3,430,409
Shares issued in reinvestment of dividends and distributions	0	0
	491,033	3,430,409
Shares redeemed	(1,304,987)	(2,239,745)
Net increase/(decrease) from beneficial interest transactions	(813,954)	1,190,664
Redemption fees	796	144
Net Increase/(Decrease) In Net Assets	422,052	1,647,564

Net Assets:
Beginning of period	9,179,395	7,531,831
End of period (including (over)/undistributed net investment
income of ($31,228) and ($6,193), respectively)	$9,601,447	$9,179,395

(1) Unaudited.
See Notes to Financial Statements

136	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore International Frontier Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$105,529	$61,063
Net realized gain/(loss) from investments and foreign
currency transactions	2,617,354	318,730
Change in unrealized net appreciation or depreciation
of investments and translation of assets and liabilities
denominated in foreign currencies	(143,731)	484,676
Net increase/(decrease) in net assets resulting from operations	2,579,152	864,469

Dividends and Distributions
From net investment income	0	(21,912)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	(21,912)

Beneficial Interest Transactions (Note 2)
Shares sold	7,498,955	14,097,199
Shares issued in reinvestment of dividends and distributions	0	20,342
	7,498,955	14,117,541
Shares redeemed	(4,854,663)	(7,490,056)
Net increase/(decrease) from beneficial interest transactions	2,644,292	6,627,485
Redemption fees	2,540	5,748
Net Increase/(Decrease) In Net Assets	5,225,984	7,475,790
Net Assets:
Beginning of period	21,396,632	13,920,842
End of period (including (over)/undistributed net investment
income of $165,035 and $59,506, respectively	$26,622,616	$21,396,632

(1) Unaudited.
See Notes to Financial Statements

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Westcore Blue Chip Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$89,114	$274,906
Net realized gain/(loss) from investment transactions	2,731,043	3,613,485
Change in unrealized net appreciation or depreciation
of investments	915,301	5,675,264
Net increase/(decrease) in net assets resulting from operations	3,735,458	9,563,655

Dividends And Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	2,760,052	779,481
Shares issued in connection with acquisition of Aristata Equity	0	28,569,298
Shares issued in reinvestment of dividends and distributions	0	0
	2,760,052	29,348,779
Shares redeemed	(8,238,772)	(9,232,818)
Net increase/(decrease) from beneficial interest transactions	(5,478,720)	20,115,961
Redemption fees	2,015	85
Net Increase/(Decrease) In Net Assets	(1,741,247)	29,679,701

Net Assets:

Beginning of period	63,118,204	33,438,503
End of period (including (over)/undistributed net investment
income of $324,625 and $235,511, respectively)	$61,376,957	$63,118,204

(1) Unaudited.
See Notes to Financial Statements

138	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Mid-Cap Value Fund
	Six Months Ended	Year Ended
	November 30, 2005(2)	May 31, 2005

Operations
Net investment income/(loss)	$73,777	$60,194
Net realized gain/(loss) from investment transactions	1,751,802	1,746,228
Change in unrealized net appreciation or depreciation
of investments	1,549,055	2,184,317
Net increase/(decrease) in net assets resulting from operations	3,374,634	3,990,739

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	(970,000)
Decrease in net assets from dividends and distributions	0	(970,000)

Beneficial Interest Transactions (Note 2)
Shares sold	12,906,602	11,855,338
Shares issued in reinvestment of dividends and distributions	0	906,729
	12,906,602	12,762,067
Shares redeemed	(3,371,974)	(2,617,587)
Net increase/(decrease) from beneficial interest transactions	9,534,628	10,144,480
Redemption fees	3,487	82
Net Increase/(Decrease) In Net Assets	12,912,749	13,165,301

Net Assets:
Beginning of period	30,733,165	17,567,864
End of period (including (over)/undistributed net investment
income of $122,868 and $49,091, respectively)	$43,645,914	$30,733,165

(1) Unaudited.
See Notes to Financial Statements

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Westcore Small-Cap Opportunity Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$(32,520)	$(146,325)
Net realized gain/(loss) from investment transactions	1,133,241	2,460,895
Net realized gain/(loss) from in kind redemption	-	2,465,135
Change in unrealized net appreciation or depreciation
of investments	780,974	(2,109,235)
Net increase/(decrease) in net assets resulting from operations	1,881,695	2,670,470

Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	(800,000)
Decrease in net assets from dividends and distributions	0	(800,000)

Beneficial Interest Transactions (Note 2)
Shares sold	2,789,357	10,585,956
Shares issued in reinvestment of dividends and distributions	0	770,651
	2,789,357	11,356,607
Shares redeemed	(3,993,937)	(28,873,656)
Net increase/(decrease) from beneficial interest transactions	(1,204,580)	(17,517,049)
Redemption fees	110	1,268
Net Increase/(Decrease) In Net Assets	677,225	(15,645,311)

NET ASSETS:
Beginning of period	18,394,420	34,039,731
End of period (including (over)/undistributed net investment
income of ($61,558) and ($29,038), respectively)	$19,071,645	$18,394,420

(1) Unaudited.
See Notes to Financial Statements

140	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Small-Cap Value Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$172,261	$41,143
Net realized gain/(loss) from investment transactions	(16,891)	(1,526)
Change in unrealized net appreciation or depreciation
of investments	1,386,841	(45,294)
Net increase/(decrease) in net assets resulting from operations	1,542,211	(5,677)
Dividends and Distributions
From net investment income	0	0
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	0	0

Beneficial Interest Transactions (Note 2)
Shares sold	7,701,705	16,467,896
Shares issued in reinvestment of dividends and distributions	0	0
	7,701,705	16,467,896
Shares redeemed	(1,152,474)	(530,349)
Net increase/(decrease) from beneficial interest transactions	6,549,231	15,937,547
Redemption fees	8	158
Net Increase/(Decrease) In Net Assets	8,091,450	15,932,028
NET ASSETS:
Beginning of period	16,032,028	100,000
End of period (including (over)/undistributed net investment
income of $213,022 and $40,091, respectively)	$24,123,478	$16,032,028

(1) Unaudited.
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	141

Westcore Flexible Income Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$6,222,751	$8,187,966
Net realized gain/(loss) from investments and foreign
currency transactions	(1,289,811)	(173,324)
Change in unrealized net appreciation or depreciation
of investments and translation of assets and liabilities
denominated in foreign currencies	(3,056,443)	(987,900)
Net increase/(decrease) in net assets resulting from operations	1,876,497	7,026,742

Dividends and Distributions
From net investment income	(5,821,862)	(7,563,511)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(5,821,862)	(7,563,511)

Beneficial Interest Transactions (Note 2)
Shares sold	44,118,128	130,649,643
Shares issued in reinvestment of dividends and distributions	5,517,333	7,047,368
	49,635,461	137,697,011
Shares redeemed	(34,643,033)	(35,345,399)
Net increase/(decrease) from beneficial interest transactions	14,992,428	102,351,612
Redemption fees	30,386	40,857
Net Increase/(Decrease) In Net Assets	11,077,449	101,855,700

NET ASSETS:
Beginning of period	163,157,975	61,302,275
End of period (including (over)/undistributed net investment
income of $453,471 and $52,582 respectively)	$174,235,424	$163,157,975

(1) Unaudited.
See Notes to Financial Statements

142	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Plus Bond Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$8,015,949	$8,469,875
Net realized gain/(loss) from investment transactions	(685,280)	(282,726)
Change in unrealized net appreciation or depreciation
of investments	(6,790,528)	962,997
Net increase/(decrease) in net assets resulting from operations	540,141	9,150,146

Dividends and Distributions
From net investment income	(7,948,155)	(8,246,286)
From net realized gain from investment transactions	0	(979,039)
Decrease in net assets from dividends and distributions	(7,948,155)	(9,225,325)

Beneficial Interest Transactions (Note 2)
Shares sold	141,578,365	145,420,368
Capital contribution from in-kind transfer	-	5,689,168
Shares issued in connection with acquistion of Aristata Quality Bond	-	10,600,469
Shares issued in reinvestment of dividends and distributions	7,045,591	8,551,713
	148,623,956	170,261,718
Shares redeemed	(26,970,472)	(30,304,330)
Net increase/(decrease) from beneficial interest transactions	121,653,484	139,957,388
Redemption fees	35,004	21,495
Net Increase/(Decrease) In Net Assets	114,280,474	139,903,704

NET ASSETS:
Beginning of period	226,609,325	86,705,621
End of period (including (over)/undistributed net investment
income of $119,682 and $51,888, respectively)	$340,889,799	$226,609,325

(1) Unaudited.
See Notes to Financial Statements

1-800-392-CORE (2673) ■ www.westcore.com	143

Westcore Colorado Tax-Exempt Fund
	Six Months Ended	Year Ended
	November 30, 2005(1)	May 31, 2005

Operations
Net investment income/(loss)	$1,103,537	$2,061,925
Net realized gain/(loss) from investment transactions	(46,648)	639,536
Change in unrealized net appreciation or depreciation
of investments	(1,115,222)	255,194
Net increase/(decrease) in net assets resulting from operations	(58,333)	2,956,655

Dividends and Distributions
From net investment income	(1,104,978)	(2,066,589)
From net realized gain from investment transactions	0	0
Decrease in net assets from dividends and distributions	(1,104,978)	(2,066,589)

Beneficial Interest Transactions (Note 2)
Shares sold	7,717,633	10,093,135
Shares issued in connection with acquistion of Aristata
Colorado Tax Exempt	-	9,926,142
Shares issued in reinvestment of dividends and distributions	934,364	1,721,037
	8,651,997	21,740,314
Shares redeemed	(9,416,692)	(13,511,864)
Net increase/(decrease) from beneficial interest transactions	(764,695)	8,228,450
Redemption fees	1,673	398
Net Increase/(Decrease) In Net Assets	(1,926,333)	9,118,914

NET ASSETS:
Beginning of period	59,346,058	50,227,144
End of period (including (over)/undistributed net investment
income of ($13,621) and ($12,180), respectively)	$57,419,725	$59,346,058

(1) Unaudited.
See Notes to Financial Statements

144	Semi-Annual Report November 30, 2005 (Unaudited)

This Page Intentionally Left Blank

1-800-392-CORE (2673) ■ www.westcore.com	145

Westcore MIDCO Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005 (4)
Net asset value – beginning of the period	$7.03

Income from investment operations
Net investment income/(loss)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.72
Total income/(loss) from investment operations	0.70

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$7.73
Total return	9.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,61
Ratio of expenses to average net assets	1.11%(3)
Ratio of expenses to average net assets without fee waivers	1.11%(3)
Ratio of net investment income/(loss) to average net assets	(0.57)%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.57)%(3)
Portfolio turnover rate(1)	71.17%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 125,785,778 and $ 126,362,181, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

146	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$6.79	$5.69	$5.81	$5.97	$18.09

(0.04)	(0.03)	(0.02)	(0.05)	(0.06)
0.28	1.13	(0.10)	(0.11)	(2.10)
0.24	1.10	(0.12)	(0.16)	(2.16)

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)	(0.00)	(0.00)	(0.00)	(9.96)
(0.00)	(0.00)	(0.00)	(0.00)	(9.96)
(0.00)(2)	-	-	-	-
$7.03	$6.79	$5.69	$5.81	$5.97
3.53%	19.33%	(2.07)%	(2.68)%	(14.81)%

$183,085	$180,159	$124,309	$114,450	$146,441
1.11%	1.14%	1.15%	1.15%	1.15%
1.11%	1.18%	1.41%	1.33%	1.27%
(0.62)%	(0.62)%	(0.57)%	(0.75)%	(0.72)%

(0.62)%	(0.66)%	(0.83)%	(0.92)%	(0.84)%
83.60%	53.11%	49.48%	67.04%	190.77%

1-800-392-CORE (2673) ■ www.westcore.com	147

Westcore Growth Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)

Net asset value – beginning of the period	$11.74

Income from investment operations

Net investment income/(loss)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.17
Total income/(loss) from investment operations	1.15

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$12.89
Total return	9.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$239,477
Ratio of expenses to average net assets	1.09%(3)
Ratio of expenses to average net assets without fee waivers	1.09%(3)
Ratio of net investment income/(loss) to average net assets	(0.31)%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.31)%(3)
Portfolio turnover rate(1)	43.35%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 133,640,087 and $ 92,139,189, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

148	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001

$11.01	$9.25	$10.48	$12.14	$15.24

0.01	(0.02)	(0.01)	(0.03)	(0.04)
0.94	1.78	(1.22)	(1.53)	(0.73)
0.95	1.76	(1.23)	(1.56)	(0.77)

(0.01)	(0.00)	(0.00)	(0.00)	(0.00)
(0.21)	(0.00)	(0.00)	(0.10)	(2.33)
(0.22)	(0.00)	(0.00)	(0.10)	(2.33)
(0.00)(2)	-	-	-	-
$11.74	$11.01	$9.25	$10.48	$12.14
8.61%	19.03%	(11.74)%	(12.86)%	(5.54)%

$179,698	$82,013	$32,864	$25,827	$16,864
1.13%	1.15%	1.15%	1.15%	1.15%
1.13%	1.26%	1.52%	1.61%	1.64%
0.13%	(0.26)%	(0.17)%	(0.38)%	(0.37)%

0.13%	(0.37)%	(0.54)%	(0.85)%	(0.86)%
113.23%	48.66%	41.19%	49.09%	65.07%

1-800-392-CORE (2673) ■ www.westcore.com	149

Westcore Select Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(5)
Net asset value – beginning of the period	$12.23

Income from investment operations
Net investment income/(loss)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.76
Total income/(loss) from investment operations	1.72

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)
Net asset value – end of period	$13.95
Total return	13.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,601
Ratio of expenses to average net assets	1.15%(4)
Ratio of expenses to average net assets without fee waivers	1.79%(4)
Ratio of net investment income/(loss) to average net assets	(0.54)%(4)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(1.18)%(4)
Portfolio turnover rate(1)	72.07%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 6,522,647 and $ 6,721,834, respectively.
(2)	Less than ($.005) per share.
(3)	A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.
(4)	Annualized.
(5)	Unaudited.

See Notes to Financial Statements

150	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$11.46	$9.46	$11.43	$12.73	$22.48

(0.08)	(0.08)	(0.08)	(0.09)	0.06
0.85	2.08	(1.89)	(1.21)	0.68
0.77	2.00	(1.97)	(1.30)	0.74

(0.00)	(0.00)	(0.00)	(0.00)	(0.08)
(0.00)	(0.00)	(0.00)	0.00)	(10.41)
(0.00)	(0.00)	(0.00)	(0.00)	(10.49)
(0.00)(2)	-	-	-	-
$12.23	$11.46	$9.46	$11.43	$12.73
6.72%	21.14%	(17.24)%	(10.21)%	6.03%(3)

$9,179	$7,532	$7,323	$14,871	$31,617
1.15%	1.15%	1.15%	1.15%	1.15%
1.83%	2.08%	2.19%	1.59%	1.43%
(0.72)%	(0.68)%	(0.59)%	(0.47)%	0.17%

(1.40)%	(1.61)%	(1.63)%	(0.91)%	(0.11)%
107.49%	80.76%	105.70%	1152.79%	1532.62%

1-800-392-CORE (2673) ■ www.westcore.com	151

Westcore International Frontier Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$10.43

Income from investment operations
Net investment income/(loss)	0.04
Net realized and unrealized gain/(loss) on investments	1.32
Total income/(loss) from investment operations	1.36

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$11.79
Total return	13.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,623
Ratio of expenses to average net assets	1.50%(3)
Ratio of expenses to average net assets without fee waivers	2.06%(3)
Ratio of net investment income/(loss) to average net assets	0.92%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.36%(3)
Portfolio turnover rate(1)	33.06%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 11,879,717 and $ 7,100,226, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

152	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$9.97	$7.38	$7.49	$8.69	$11.60

0.03	0.02	0.01	(0.11)	(0.02)
0.44	2.57	(0.12)	(1.09)	(2.56)
0.47	2.59	(0.11)	(1.20)	(2.58)

(0.01)	(0.00)(2)	(0.00)	(0.00)	(0.02)
(0.00)	(0.00)	(0.00)	(0.00)	(0.31)
(0.01)	(0.00)	(0.00)	(0.00)	(0.33)
(0.00)(2)	-	-	-	-
$10.43	$9.97	$7.38	$7.49	$8.69
4.73%	35.16%	(1.47)%	(13.91)%	(22.56)%

$21,397	$13,921	$9,982	$11,673	$30,902
1.50%	1.50%	1.50%	1.50%	1.50%
2.12%	2.39%	3.27%	2.35%	2.03%
0.31%	0.21%	0.28%	(0.75)%	(0.16)%

(0.31)%	(0.68)%	(1.49)%	(1.60)%	(0.69)%
51.95%	63.47%	42.73%	114.55%	61.28%

1-800-392-CORE (2673) ■ www.westcore.com	153

Westcore Blue Chip Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$13.02

Income from investment operations
Net investment income/(loss)	0.02
Net realized and unrealized gain/(loss) on investments	0.78
Total income/(loss) from investment operations	0.80

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$13.82
Total return	6.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,377
Ratio of expenses to average net assets	1.15%(3)
Ratio of expenses to average net assets without fee waivers	1.15%(3)
Ratio of net investment income/(loss) to average net assets	0.29%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	0.29%(3)
Portfolio turnover rate(1)	27.20%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 16,630,015 and $ 19,770,458, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

154	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$11.62	$9.79	$11.28	$13.65	$14.73

0.06	0.01	0.04	0.03	0.05
1.34	1.83	(1.47)	(1.57)	0.90
1.40	1.84	(1.43)	(1.54)	0.95

(0.00)	(0.01)	(0.06)	(0.03)	(0.04)
(0.00)	(0.00)	(0.00)	(0.80)	(1.99)
(0.00)	(0.01)	(0.06)	(0.83)	(2.03)
(0.00)(2)	-	-	-	-
$13.02	$11.62	$9.79	$11.28	$13.65
12.05%	18.83%	(12.63)%	(11.33)%	7.88%

$63,118	$33,439	$30,782	$42,612	$51,569
1.15%	1.15%	1.15%	1.15%	1.15%
1.26%	1.34%	1.52%	1.33%	1.29%
0.57%	0.07%	0.47%	0.23%	0.35%

0.46%	(0.12)%	0.10%	0.05%	0.20%
58.40%	56.46%	49.12%	50.17%	119.69%

1-800-392-CORE (2673) ■ www.westcore.com	155

Westcore Mid-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$17.54

Income from investment operations
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	1.74
Total income/(loss) from investment operations	1.77

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$19.31
Total return	10.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,646
Ratio of expenses to average net assets	1.25%(3)
Ratio of expenses to average net assets without fee waivers	1.30%(3)
Ratio of net investment income/(loss) to average net assets	0.40%(3)
Ratio of net investment income/(loss) to average net assets without fee waivers	0.35%(3)
Portfolio turnover rate(1)	27.34%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 21,383,675 and $ 9,941,382, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

156	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$15.28	$11.95	$13.26	$15.25	$14.48

0.03	(0.02)	0.00(2)	0.01	0.00
2.99	3.35	(1.31)	(0.94)	2.65
3.02	3.33	(1.31)	(0.93)	2.65

(0.00)	(0.00)(2)	(0.00)(2)	(0.00)	(0.00)
(0.77)	(0.00)	(0.00)	(1.06)	(1.88)
(0.77)	(0.00)	(0.00)	(1.06)	(1.88)
(0.00)(2)	-	-	-	-
$17.54	$15.28	$11.95	$13.26	$15.25
20.02%	27.87%	(9.85)%	(5.92)%	21.37%

$30,733	$17,568	$10,635	$9,279	$4,837
1.25%	1.25%	1.25%	1.25%	1.25%
1.45%	1.66%	2.26%	2.75%	3.47%
0.26%	(0.12)%	0.03%	(0.14)%	(0.10)%
0.07%	(0.53)%	(0.98)%	(1.65)%	(2.32)%
63.31%	71.05%	50.36%	67.11%	182.87%

1-800-392-CORE (2673) ■ www.westcore.com	157

Westcore Small-Cap Opportunity Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$34.96

Income from investment operations
Net investment income/(loss)	(0.07)
Net realized and unrealized gain/(loss) on investments	3.75
Total income/(loss) from investment operations	3.68

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$38.64
Total return	10.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,072
Ratio of expenses to average net assets	1.30%(3)
Ratio of expenses to average net assets without fee waivers	1.83%(3)
Ratio of net investment income/(loss) to average net assets	(0.35)%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	(0.88)%(3)
Portfolio turnover rate(1)	38.25%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 7,269,717 and $ 7,033,935, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

158	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$32.71	$24.21	$27.47	$26.11	$20.13

(0.30)	(0.20)	(0.06)	(0.03)	(0.02)
3.74	8.70	(3.20)	1.39	6.00
3.44	8.50	(3.26)	1.36	5.98

(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
(1.19)	(0.00)	(0.00)	(0.00)	(0.00)
(1.19)	(0.00)	(0.00)	(0.00)	(0.00)
(0.00)(2)	-	-	-	-
$34.96	$32.71	$24.21	$27.47	$26.11
10.33%	35.11%	(11.87)%	5.21%	29.71%

$18,394	$34,040	$26,899	$40,030	$38,643
1.30%	1.30%	1.30%	1.30%	1.30%
1.69%	1.73%	1.96%	1.75%	1.81%
(0.55)%	(0.65)%	(0.25)%	(0.11)%	(0.07)%

(0.94)%	(1.08)%	(0.91)%	(0.57)%	(0.59)%
70.18%	110.33%	38.79%	76.61%	190.81%

1-800-392-CORE (2673) ■ www.westcore.com	159

Westcore Small-Cap Value Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.

Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$9.80

Income from investment operations
Net investment income/(loss)	0.07
Net realized and unrealized gain/(loss) on investments	0.78
Total income/(loss) from investment operations	0.85

Dividends and Distributions
From net investment income	(0.00)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.00)
Paid in-capital from redemption fees	(0.00)(3)
Net asset value – end of period	$10.65
Total return	8.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,123
Ratio of expenses to average net assets	1.30%(2)
Ratio of expenses to average net assets without fee waivers	1.71%(2)
Ratio of net investment income/(loss) to average net assets	1.62%(2)
Ratio of net investment income/(loss) to average net assets
without fee waivers	1.21%(2)
Portfolio turnover rate(1)	32.67%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 13,203,888 and $ 6,636,733, respectively.
(2)	Annualized.
(3)	Less than ($.005) per share.
(4)	Unaudited.

See Notes to Financial Statements

160	Semi-Annual Report November 30, 2005 (Unaudited)

For the Period
December 13, 2004
(inception) to
May 31, 2005
$10.00

0.03
(0.23)
(0.20)

(0.00)
(0.00)
(0.00)
(0.00)(3)
$9.80
(2.00)%

$16,032
1.30%(2)
2.94%(2)
1.33%(2)

(0.31)%(2)
27.42%

1-800-392-CORE (2673) ■ www.westcore.com	161

Westcore Flexible Income Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$9.97

Income from investment operations
Net investment income/(loss)	0.36
Net realized and unrealized gain/(loss) on investments	(0.21)
Total income/(loss) from investment operations	0.15

Dividends and Distributions
From net investment income	(0.34)
From net realized gain from investment transactions	(0.00)
Tax return of capital	-
Total distributions	(0.34)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$9.78
Total return	1.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174,235
Ratio of expenses to average net assets	0.85%(3)
Ratio of expenses to average net assets without fee waivers	0.94%(3)
Ratio of net investment income/(loss) to average net assets	7.10%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	7.01%(3)
Portfolio turnover rate(1)	14.30%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 37,162,891 and $ 24,187,874, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

162	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$9.76	$9.19	$9.48	$9.64	$9.19

0.71	0.69	0.75	0.75	0.67
0.17	0.54	(0.29)	(0.16)	0.45
0.88	1.23	0.46	0.59	1.12

(0.67)	(0.66)	(0.71)	(0.75)	(0.67)
(0.00)	(0.00)	(0.00)	(0.00)	(0.00)(2)
-	(0.00)	(0.04)	(0.00)	(0.00)
(0.67)	(0.66)	(0.75)	(0.75)	(0.67)
(0.00)(2)	-	-	-	-
$9.97	$9.76	$9.19	$9.48	$9.64
9.15%	13.57%	5.71%	6.40%	12.55%

$163,158	$61,302	$9,726	$10,322	$7,090
0.85%	0.85%	0.85%	0.85%	0.92%
0.97%	1.06%	2.06%	1.77%	1.62%
7.12%	7.12%	7.92%	7.96%	6.56%

7.00%	6.91%	6.71%	7.04%	5.87%
22.04%	37.03%	37.01%	48.07%	43.20%

1-800-392-CORE (2673) ■ www.westcore.com	163

Westcore Plus Bond Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$10.70

Income from investment operations
Net investment income/(loss)	0.29
Net realized and unrealized gain/(loss) on investments	(0.23)
Total income/(loss) from investment operations	0.06

Dividends and Distributions
From net investment income	(0.29)
From net realized gain from investment transactions	(0.00)
Tax return of capital	-
Total distributions	(0.29)
Paid in-capital from redemption fees	(0.00)(2)
Net asset value – end of period	$10.47
Total return	0.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$340,890
Ratio of expenses to average net assets	0.55%(3)
Ratio of expenses to average net assets without fee waivers	0.89%(3)
Ratio of net investment income/(loss) to average net assets	5.52%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	5.18%(3)
Portfolio turnover rate(1)	11.47%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 146,957,636 and $ 31,914,742, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

164	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$10.62	$10.67	$10.34	$10.37	$9.81

0.59	0.62	0.71	0.66	0.66
0.13	(0.05)	0.33	(0.03)	0.56
0.72	0.57	1.04	0.63	1.22

(0.58)	(0.60)	(0.68)	(0.66)	(0.66)
(0.07)	(0.02)	(0.00)	(0.00)	(0.00)
-	(0.00)	(0.03)	(0.00)	(0.00)
(0.65)	(0.62)	(0.71)	(0.66)	(0.66)
0.00(2)	-	-	-	-
$10.70	$10.62	$10.67	$10.34	$10.37
6.97%	5.52%	10.52%	6.24%	12.80%

$226,609	$86,705	$52,727	$54,060	$55,188
0.55%	0.55%	0.55%	0.55%	0.62%
1.00%	1.03%	1.14%	1.07%	1.09%
5.61%	5.79%	6.38%	6.34%	6.49%

5.16%	5.31%	5.79%	5.82%	6.02%
30.87%	50.32%	62.10%	60.19%	79.33%

1-800-392-CORE (2673) ■ www.westcore.com	165

Westcore Colorado Tax-Exempt Fund
Selected data for a share of beneficial interest outstanding throughout the period indicated.
Six Months Ended
November 30,
2005(4)
Net asset value – beginning of the period	$11.32

Income from investment operations
Net investment income/(loss)	0.21
Net realized and unrealized gain/(loss) on investments	(0.22)
Total income/(loss) from investment operations	(0.01)

Dividends and Distributions
From net investment income	(0.21)
From net realized gain from investment transactions	(0.00)
Total distributions	(0.21)
Paid in-capital from redemption fees	(0.00)
Net asset value – end of period	$11.10
Total return	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,420
Ratio of expenses to average net assets	0.65%(3)
Ratio of expenses to average net assets without fee waivers	1.00%(3)
Ratio of net investment income/(loss) to average net assets	3.69%(3)
Ratio of net investment income/(loss) to average net assets
without fee waivers	3.34%(3)
Portfolio turnover rate(1)	10.42%

(1)	A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended November 30, 2005 were $ 6,015,071 and $ 6,793,414, respectively.
(2)	Less than ($.005) per share.
(3)	Annualized.
(4)	Unaudited.

See Notes to Financial Statements

166	Semi-Annual Report November 30, 2005 (Unaudited)

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,	May 31,
2005	2004	2003	2002	2001
$11.23	$11.72	$11.18	$11.03	$10.40

0.41	0.42	0.42	0.44	0.45
0.09	(0.49)	0.54	0.15	0.64
0.50	(0.07)	0.96	0.59	1.09

(0.42)	(0.42)	(0.42)	(0.44)	(0.46)
0.00	(0.00)	(0.00)	(0.00)	(0.00)
(0.42)	(0.42)	(0.42)	(0.44)	(0.46)
0.00(2)	-	-	-	-
$11.32	$11.23	$11.72	$11.18	$11.03
4.55%	(0.59)%	8.77%	5.43%	10.59%

$59,346	$50,227	$55,461	$45,508	$46,774
0.65%	0.65%	0.65%	0.65%	0.65%
1.07%	1.11%	1.15%	1.12%	1.13%
3.68%	3.67%	3.65%	3.91%	4.14%

3.26%	3.21%	3.15%	3.44%	3.66%
32.94%	6.60%	8.69%	13.09%	7.30%

1-800-392-CORE (2673) ■ www.westcore.com	167

1. Significant Accounting Policies
     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value (formerly Westcore Mid-Cap Opportunity Fund), Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

168	Semi-Annual Report November 30, 2005 (Unaudited)

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of November 30, 2005, securities which have been fair valued represented 7.49% and 3.85% of the net assets of Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

1-800-392-CORE (2673) ■ www.westcore.com	169

     As of November 30, 2005, the International Frontier Fund had outstanding foreign currency contracts as follows:

			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)

Contracts to Purchase
Pounds Sterling (GBP)	12/01/05	$ 77,827 (GBP)	$(128)
European Union Euro (EUR)	12/01/05	$ 34,525 (EUR)	$(275)

     Federal Income Taxes – It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2005 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Westcore	Westcore	Westcore	Westcore
	MIDCO	Growth	Select	International
Expiring	Growth Fund	Fund	Fund	Frontier Fund
2009	$0	$0	$154,267	$181,737
2010	0	0	2,081,144	9,004,695
2011	0	0	83,097	1,905,398
2012	0	0	1,259,979	0
Total	$0	$0	$3,578,487	$11,091,830

	Westcore	Westcore	Westcore	Westcore
	Blue-Chip	Mid-Cap	Small-Cap	Small-Cap
Expiring	Fund	Value Fund	Opportunity Fund	Value Fund
2009	$0	$0	$0	$0
2010	0	0	0	0
2011	0	0	0	0
Total	$0	$0	$0	$0

		Westcore	Westcore	Westcore
		Flexible	Plus	Colorado
Expiring		Income Fund	Bond Fund	Tax-Exempt Fund
2008		0	274,024	0
2009		37,669	143,296	0
2010		0	0	0
2011		0	0	0
2012		1,493	58,526	8,352
2013		214,375	0	0
Total		$175,213	$475,846	$8,352

     Net capital loss carryforwards utilized during the year ended May 31, 2005, were $9,464,102 for Westcore MIDCO Growth Fund, $245,033 for Westcore International Frontier Fund, $1,550,151 for Westcore Blue Chip Fund, $529,145 for Westcore Select Fund and $639,536 for Westcore Colorado Tax-Exempt Fund.

170	Semi-Annual Report November 30, 2005 (Unaudited)

     Westcore Plus Bond Fund obtained a net capital loss carry forward of $475,846 and Westcore Colorado Tax-Exempt Fund obtained a net capital loss carry forward of $5,097 as part of the acquisition of the assets of Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund by Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, respectively. Use of these carry forwards to offset future capital gains is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations.

     In Westcore Plus Bond Fund, these losses are not available to offset pre-merger capital gains. As a result, capital gains of $31,163 remain to be distributed.

     The Westcore Plus Bond and Westcore Flexible Income Funds intend to elect to defer to its fiscal year ending May 31, 2006, approximately $402,809 and $28,123, respectively, of losses recognized during the period from November 1, 2004 to May 31, 2005.

     Classification of Distributions to Shareholders – Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

     For the year ended May 31, 2005, each Fund recorded the following reclassifications to the accounts listed below:

		Increase (Decrease)
		(Over)/Undistributed Net	Accumulated Net
	Paid-In-Capital	Investment Income	Realized Gain/(Loss)

Westcore MIDCO Growth Fund	(1,113,156)	1,113,156	-
Westcore Growth Fund	(1,536)	1,535	1
Westcore Select Fund	(61,496)	61,496	-
Westcore International Frontier Fund	-	5,687	(5,687)
Westcore Blue Chip Fund	-	(5,646)	5,646
Westcore Mid-Cap Value Fund	(301)	(9,565)	9,866
Westcore Small-Cap Opportunity Fund	2,204,428	142,320	(2,346,748)
Westcore Small-Cap Value Fund	(245)	(382)	627
Westcore Flexible Income Fund	87,576	(551,105)	463,529
Westcore Plus Bond Fund	465,107	(123,928)	(341,179)
Westcore Colorado Tax-Exempt Fund	(1,152)	6,249	(5,097)

     The reclassifications were primarily as a result of the differing book/tax treatment of net operating losses, redemptions-in-kind and certain investments.

1-800-392-CORE (2673) ■ www.westcore.com	171

     The tax character of the distributions paid during the year and the tax componets of net assests will be reported at the Funds' fiscal year ended, May 31, 2006.

	Westcore		Westcore
	MIDCO		Growth
	Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$0	$0	$103,575	$0
Long-Term Capital Gain	0	0	2,212,450	0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$0	$0	$2,316,025	$0
	Westcore		Westcore		Westcore
	Select		International		Blue-Chip
	Fund		Frontier Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$0	$0	$21,912	$7,681	$0	$38,019
Long-Term Capital Gain	0	0	0	0	0	0
Tax-Exempt Income	0	0	0	0	0	0
Return of Capital	0	0	0	0	0	0
Total	$0	$0	$21,912	$7,681	$0	$38,019
	Westcore		Westcore
	Mid-Cap		Small-Cap
	Value Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$0	$434	$0	$0
Long-Term Capital Gain	970,000	0	800,000
				0
Tax-Exempt Income	0	0	0	0
Return of Capital	0	0	0	0
Total	$970,000	$434	$800,000	$0
	Westcore	Westcore
	Small-Cap	Flexible
	Value Fund	Income Fund
	For the Period
	December 13, 2004	Year Ended	Year Ended
	(inception) to	May 31,	May 31,
	May 31, 2005	2005	2004
Distributions paid from:
Ordinary Income	$0	$7,563,511	$2,524,274
Long-Term Capital Gain	0	0	0
Tax-Exempt Income	0	0	0
Return of Capital	0	0	0
Total	$0	$7,563,511	$2,524,724

172	Semi-Annual Report November 30, 2005 (Unaudited)

	Westcore		Westcore
	Plus-Bond		Colorado
	Fund		Tax-Exempt Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$8,390,919	$3,463,730	$0	$0
Long-Term Capital Gain	834,406	126,352	0	0
Tax-Exempt Income	0	0	2,066,589	1,928,152
Return of Capital	0	0	0	0
Total	$9,225,325	$3,590,082	$2,066,589	$1,928,152

     As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
(Over)/undistributed net investment income		$0	$56,288
Accumulated net realized gain/(loss)		423,628	1,094,560
Net unrealized appreciation/(depreciation)		32,303,129	13,651,208
Effect of other timing differences		(352,376)	(16,857)
Total		$32,374,381	$14,785,199

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
(Over)/undistributed net investment income	$0	$64,556	$270,847
Accumulated net realized gain/(loss)	(3,578,487)	(11,091,830)	2,123,802
Net unrealized appreciation/(depreciation)	1,100,120	3,202,149	10,173,658
Effect of other timing differences	(6,193)	(5,050)	(35,336)
Total	$2,484,560	$(7,830,175)	$12,532,971

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
(Over)/undistributed net investment income	$281,557	$0	$42,656
Accumulated net realized gain/(loss)	1,029,729	1,833,211	0
Net unrealized appreciation/(depreciation)	4,576,497	2,445,685	(48,021)
Effect of other timing differences	(2,221)	(29,038)	(67)
Total	$5,885,562	$4,249,858	$(5,432)

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
(Over)/undistributed net investment income	$100,266	$161,304	$4,933
Accumulated net realized gain/(loss)	(242,498)	(847,492)	(8,352)
Net unrealized appreciation/(depreciation)	(1,524,081)	746,592	2,118,637
Effect of other timing differences	(15,712)	(40,365)	(20,940)
Total	$(1,682,025)	$20,039	$2,094,278

     The effect of other timing differences primarily includes deferred Trustees' compensation.

1-800-392-CORE (2673) ■ www.westcore.com	173

     Distributions – Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six months ended November 30, 2005.

     Allocation of Income, Expenses and Gains and Losses – Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     When-Issued Securities – Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     Other – Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

174	Semi-Annual Report November 30, 2005 (Unaudited)

2. Shares of Beneficial Interest

     On November 30, 2005, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	3,017,672	5,824,143
Shares issued as reinvestment of dividends and distributions	0	0
Total	3,017,672	5,824,143
Shares redeemed	(3,900,595)	(6,298,109)
Net increase / (decrease) in shares	(882,923)	(473,966)

Westcore Growth Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	4,765,214	9,543,624
Shares issued as reinvestment of dividends and distributions	0	184,155
Total	4,765,214	9,727,779
Shares redeemed	(1,492,364)	(1,874,760)
Net increase / (decrease) in shares	3,272,850	7,853,019

Westcore Select Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	38,038	279,166
Shares issued as reinvestment of dividends and distributions	0	0
Total	38,038	279,166
Shares redeemed	100,424	(185,776)
Net increase / (decrease) in shares	138,462	93,390

Westcore International Frontier Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	645,980	1,388,609
Shares issued as reinvestment of dividends and distributions	0	2,042
Total	645,980	1,390,651
Shares redeemed	(440,470)	(735,197)
Net increase / (decrease) in shares	205,510	655,454

(1) Unaudited.

1-800-392-CORE (2673) ■ www.westcore.com	175

Westcore Blue Chip Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	206,683	402,985
Shares issued in connection with acquisition of Aristata Equity	0	2,310,683
Shares issued as reinvestment of dividends and distributions	0	0
Total	206,683	2,713,668
Shares redeemed	(615,200)	(742,376)
Net increase / (decrease) in shares	(408,517)	1,971,292

Westcore Mid-Cap Value Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	687,793	709,475
Shares issued as reinvestment of dividends and distributions	0	53,789
Total	687,793	763,264
Shares redeemed	(180,061)	(160,762)
Net increase / (decrease) in shares	507,732	602,502

Westcore Small-Cap Opportunity Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	75,693	312,153
Shares issued as reinvestment of dividends and distributions	0	21,047
Total	75,693	333,200
Shares redeemed	(108,243)	(847,736)
Net increase / (decrease) in shares	(32,550)	(514,536)

Westcore Small-Cap Value Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	737,680	1,680,976
Shares issued as reinvestment of dividends and distributions	0	0
Total	737,680	1,680,976
Shares redeemed	(109,461)	(54,738)
Net increase / (decrease) in shares	628,219	1,626,238

(1) Unaudited.

176	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Bond Funds

Westcore Flexible Income Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	4,371,378	12,894,649
Shares issued as reinvestment of dividends and distributions	551,651	700,294
Total	4,923,029	13,594,943
Shares redeemed	(3,474,367)	(3,505,259)
Net increase / (decrease) in shares	1,448,662	10,089,684

Westcore Plus Bond Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	13,238,989	13,528,662
Capital contribution from in-kind transfer	0	536,208
Shares issued in connection with acquisition of
Aristata Quality Bond	0	971,313
Shares issued as reinvestment of dividends and distributions	664,105	794,772
Total	13,903,094	15,830,955
Shares redeemed	(2,538,594)	(2,815,020)
Net increase / (decrease) in shares	11,364,500	13,015,935

Westcore Colorado Tax-Exempt Fund
	For the Six Months Ended	For the Year Ended
	November 30, 2005(1)	May 31, 2005
Shares sold	684,509	940,634
Shares issued in connection with acquisition of
Aristata Colorado Tax Exempt	0	870,402
Shares issued as reinvestment of dividends and distributions	83,370	151,784
Total	767,879	1,962,820
Shares redeemed	(839,265)	(1,190,591)
Net increase / (decrease) in shares	(71,386)	772,229

(1) Unaudited.

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3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
		Westcore	Westcore
		MIDCO	Growth
		Growth Fund	Fund
As of November 30, 2005
Gross appreciation (excess of
value over tax cost)		$50,898,219	$38,831,436
Gross depreciation (excess of
tax cost over value)		(393,543)	(976,766)
Net unrealized appreciation/(depreciation)		$50,504,676	$37,854,670
Cost of investments for
income tax purposes		$145,114,856	$202,302,442

	Westcore	Westcore	Westcore
	Select	International	Blue Chip
	Fund	Frontier Fund	Fund
As of November 30, 2005
Gross appreciation (excess of
value over tax cost)	$1,679,267	$4,173,951	$11,742,997
Gross depreciation (excess of
tax cost over value)	(47,769)	(1,220,421)	(625,559)
Net unrealized depreciation	$1,631,498	$2,953,530	$11,117,438
Cost of investments for
income tax purposes	$7,969,307	$23,657,816	$51,125,074

	Westcore	Westcore	Westcore
	Mid-Cap	Small-Cap	Small-Cap
	Value Fund	Opportunity Fund	Value Fund
As of November 30, 2005
Gross appreciation (excess of
value over tax cost)	$6,653,198	$4,065,771	$2,165,979
Gross depreciation (excess of
tax cost over value)	(522,296)	(817,632)	(828,401)
Net unrealized appreciation/(depreciation)	$6,130,902	$3,248,139	1,337,578
Cost of investments for
income tax purposes	$37,369,499	$15,594,685	$23,070,324

178	Semi-Annual Report November 30, 2005 (Unaudited)

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of November 30, 2005
Gross appreciation (excess of
value over tax cost)	$5,316,938	$2,945,701	$1,390,623
Gross depreciation (excess of
tax cost over value)	(10,341,649)	(9,051,156)	(391,035)
Net unrealized appreciation/(depreciation)	$(5,024,711)	$(6,105,455)	$999,588
Cost of investments for
income tax purposes	$176,724,978	$345,120,171	$56,061,680

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DenverIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DenverIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DenverIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DenverIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     DenverIA and ALPS have agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS' is entitled to a minimum Trust level fee of $357,250 per annum, which was increased from $327,500 effective December 13, 2004, but no more than the amount of the administration fees paid by the Trust.

	ALPS	DenverIA	Total

First $750 million in average daily Net Assets of the Trust	0.05%	0.25%	0.30%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.26%	0.30%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.275%	0.30%

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     Effective January 1, 2006, the administration fee is revised to implement the following breakpoint schedule with the amount allocated to ALPS and DenverIA presented below.

	ALPS	DenverIA	Total

First $750 million in average daily Net Assets of the Trust	0.05%	0.20%	0.25%
Next $250 million in average daily Net Assets of the Trust	0.04%	0.16%	0.20%
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust	0.025%	0.10%	0.125%

     The administrative fees are then allocated to each Fund based upon the Fund's relative proportion of the Trust's Net Assets.

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2006 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended November 30, 2005, the Total Annualized Fund Operating Expenses of the Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.79%, 2.06%, 1.15%, 1.30%, 1.83%, 1.71%, 0.94%, 0.89% and 1.00%, respectively.

     Certain officers of the Funds are also officers of DenverIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the Adviser's respective Code of Ethics.

     Effective October 1, 2004, the Trustees appointed a new compliance officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to pay the portion of his compensation attributable for services rendered as the Trust's Chief Compliance Officer.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

180	Semi-Annual Report November 30, 2005 (Unaudited)

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of November 30, 2005, constituted 5.06% of Westcore MIDCO, 35.03% of Westcore Select, 6.15% of Westcore International Frontier, 37.86% of Westcore Blue Chip, 32.07% of Westcore Small-Cap Opportunity, 11.45% of Westcore Small-Cap Value and 5.46% of Westcore Colorado Tax-Exempt Funds. Included in the percentages above are holdings of DenverIA and/or DenverIA's retirement savings plan representing 16.59% of Westcore Select, 6.15% of Westcore International Frontier, 9.73% of Westcore Blue Chip, 9.65% of Westcore Small-Cap Opportunity, and 6.01% of Westcore Small-Cap Value.

5. Illiquid Restricted Securities

     As of November 30, 2005, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of November 30, 2005 for the Westcore Flexible Income and Westcore Plus Bond Funds was $21,009,870 and $25,201,388, respectively, which represents 12.06% and 7.39% of the Funds' net assets, respectively, as detailed below.

Illiquid Securities as of November 30, 2005

Flexible Income Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
ACE Securities Corp., 2004-IN1,
Class B, 7.691%, 02/25/2014	300,000	05/21/04	$239,124	$257,674
Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$990,670
Anthracite CDO, Ltd., Series 2004-1A,
Class G, 7.244%, 02/24/2014	500,000	03/16/04	$500,000	$497,600
Archstone, Series 2005-C1,
6.47%, 03/20/2010	1,000,000	03/24/05	$1,000,000	$966,250

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Flexible Income Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
CREST Ltd. Exeter Street Solar
2004-1A, Class E1, 8.37%,
10/28/2014	482,325	04/08/04	$482,325	$482,324
CREST Ltd., Series 2003-1A, Class PS
8.50%, 08/28/2012	200,000	04/22/03	$111,453	$124,156
CREST Ltd., Series 2003-2A,
Class E1 9.67%, 12/28/2013	250,000	12/18/03	$250,000	$270,460
CREST Ltd., Series 2003-2A, Class PS,
6.00% 12/28/2013	413,450	12/18/03	$223,358	$226,535
CREST Ltd., Series 2004-1A, Class H2,
7.334%,12/28/2013	300,000	10/22/04	$285,920	$283,647
CREST Ltd., Series 2004-1A,	Class PS,
14.75% 12/28/2013	1,064,633	10/22/04	$500,292	$500,000
CREST Ltd., Series 2004-1A,
Fairfield Street Solar, Class F,
9.285%, 12/28/2014	1,087,500	11/24/04	$1,087,500	$1,089,838
Crystal River Capital	37,000	03/09/05	$925,000	$925,000
Denali Capital CLO III Ltd., Series 3A,
Class B2L, 12.42%, 07/21/2015	250,000	06/26/03	$243,435	$258,750
Eszopiclone Royalty Sub LLC Series IV
12.00%,03/15/2014	1,250,000	07/29/05	$1,250,000	$1,256,250
First Republic Cap Trust II, Series B,
8.75%	20,000	01/30/04	$530,000	$496,250
Global Signal Trust, 2004-2A, Class G,
7.113%, 12/15/2014	1,000,000	11/18/04	$1,000,000	$1,000,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes, 22.00%,
12/04/2012	100,000	12/04/02	$100,000	$90,375
Invesco Navigator, 8.00%	2,000	11/15/05	$2,000,000	$2,000,000
MMCommunity Funding Series 2I Ltd.,
Series 2I, 21.28%, 12/15/2011	500,000	03/12/04	$476,852	$475,000
N-STAR Real Estate CDO Ltd., Series
2004-2A, Class C2B, 6.591%,
06/28/2014	500,000	06/16/04	$468,475	$496,400
Preferred CPO Ltd., 10.026%,
07/26/2010	500,000	06/15/04	$524,730	$535,219
	600,000	02/07/05	$679,506	$654,156
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.569%, 07/03/2012	100,000	06/26/02	$100,000	$73,500
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013	150,000	06/16/03	$150,000	$134,888

182	Semi-Annual Report November 30, 2005 (Unaudited)

Flexible Income Fund (continued)
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013	150,000	06/16/03	$150,000	$136,875
Preferred Term Securities XII Ltd.,
Subordinate Income Notes, 19.00%,
12/24/2013:	250,000	12/09/03	$250,000	$237,755
	500,000	01/07/05	$523,904	$482,714
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes, 18.00%,
03/24/2014:	500,000	03/09/04	$500,000	$480,375
	400,000	01/31/05	$422,995	$377,438
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes, 17.50%,
06/24/2014	500,000	06/09/04	$500,000	$469,375
Regional Diversified Funding, Series
2004-1, 16.849%, 02/15/2014	500,000	02/13/04	$476,830	$475,000
Regional Diversified Funding, Series
2005-1, 14.10%, 03/15/2015	750,000	04/12/05	$750,000	$753,750
River North CDO ltd., Series 2005-1A,
12.50%, 02/06/2014	600,000	12/22/04	$600,000	$570,000
Soloso Bank Pref 2005, 12.50%,
10/15/2015	750,000	08/03/05	$744,524	$744,529
TIAA Real Estate CDO Ltd., Series
2003-1A, Class PS, 16.00%,
09/30/2013	250,000	10/16/03	$250,000	$260,075
Times Square Hotel Trust, 8.528%,
08/01/2026	93,972	08/09/01	$93,972	$107,427
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$238,562	$237,500
Tricadia, Series 2004-2A, Class C,
8.101%, 12/15/2019	497,115	10/08/04	$497,115	$497,115
Tropic, Series 2003-1A, Class PS,
12.85%, 10/15/2033	700,000	09/07/05	$620,020	$595,000
Tropic, Series 2004-1A, Class PS,
16.50%, 04/15/2035	500,000	12/02/04	$500,000	$500,000
Total			$21,248,777	$21,009,870
Total Net Assets				$174,235,424
Illiquid Restricted Securities as % of Total Net Assets				12.06%

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Plus Bond Fund
	Prinicipal	Acquisition		Market
Description	Amount/Shares	Date	Cost	Value
ACE Securities Corp., 2004-IN1,
Class B, 7.794%, 02/25/2014	379,000	05/21/04	$302,092	$325,529
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,962,680
Anthracite CDO, Ltd., Series
2004-1A, Class G, 7.244%,
02/24/2014	500,000	03/16/04	$500,000	$497,600
Archstone, Series 2005-C1, 6.47%,
03/20/2010	1,300,000	03/24/05	$1,300,000	$1,256,125
CREST Ltd., Series 2003-1A, Class PS
8.50%, 08/28/2012	800,000	04/22/03	$445,809	$496,624
CREST Ltd., Series 2003-2A, Class PS,
6.00% 12/28/2013	620,174	12/18/03	$335,036	$339,801
CREST Ltd., Series 2004-1A, Class H2,
7.334%, 10/28/2014	750,000	10/22/04	$714,800	$709,118
CREST Ltd., Series 2004-1A, Fairfield
Street Solar, Class F, 9.285%,
12/28/2014	1,000,000	11/24/04	$1,000,000	$1,002,150
Eszopiclone Royalty Sub LLC Series
IV 12.00%,03/15/2014	1,250,000	07/29/05	$1,250,000	$1,256,250
Global Signal Trust, 2004-2A,
Class G, 7.113%, 12/15/2014	1,225,000	11/18/04	$1,225,000	$1,225,000
I-Preferred Term Securities I Ltd.,
Subordinate Income Notes,
22.00%, 12/04/2012	150,000	12/04/02	$150,000	$135,563
N-STAR Real Estate CDO Ltd., Series
2004-2A, Class C2B, 6.591%,
06/28/2014	600,000	06/16/04	$562,170	$595,680
Preferred CPO Ltd.,
10.026%, 07/26/2010:	500,000	06/15/04	$524,730	$540,625
	500,000	02/27/05	$566,255	$540,625
Preferred Term Securities VI Ltd.,
Subordinate Income Notes,
24.569%, 07/03/2012	250,000	06/26/02	$250,000	$183,750
Preferred Term Securities X Ltd.,
Subordinate Income Notes,
19.00%, 07/03/2013	350,000	06/16/03	$350,000	$314,738
Preferred Term Securities XI Ltd.,
Subordinate Income Notes,
19.00%, 10/03/2013	350,000	06/16/03	$350,000	$319,375

184	Semi-Annual Report November 30, 2005 (Unaudited)

Plus Bond Fund (continued)
	Prinicipal	Acquisition			Market
Description	Amount/Shares	Date	Cost		Value
Preferred Term Securities X1 B-3 Ltd.,
Subordinate Income Notes,
5.30%, 09/24/2008	500,000	06/02/05	$503,090	$	499,375
Preferred Term Securities XII Ltd.,
Subordinate Income Notes,
19.00%, 12/24/2013:	250,000	12/09/03	$250,000	$	240,156
	250,000	01/07/05	$261,952	$	240,157
Preferred Term Securities XIII Ltd.,
Subordinate Income Notes,
18.00%, 03/24/2014	500,000	03/09/04	$500,000	$	476,563
Preferred Term Securities XIV Ltd.,
Subordinate Income Notes,
17.50%, 06/24/2014	500,000	06/09/04	$500,000	$	469,375
Regional Diversified Funding, Series
2004-1, 16.849%, 02/15/2014	500,000	02/13/04	$476,830	$	475,000
Regional Diversified Funding, Series
2005-1, 14.10%, 03/15/2015	750,000	04/12/05	$750,000	$	753,750
RIVER North CDO Ltd., Series
2005-1A, 12.50%, 02/06/2014	800,000	12/22/04	$800,000	$	760,000
Soloso Bank Pref 2005, 12.50%,
10/15/2015	750,000	08/03/05	$744,524	$	744,529
Strats-Daimler Chrysler CPI Notes,
6.30%, 11/15/2013	1,750,000	12/27/04	$1,750,000		$1,750,000
	905,000	11/16/05	$868,893	$	905,000
	385,000	11/23/05	$367,684	$	385,000
Strats-FHLB, 6.45%, 08/15/2019	1,500,000	02/04/05	$1,500,000		$1,500,000
TIAA Real Estate CDO Ltd., Series
2003-1A, Class PS, 16.00%,
09/30/2013	250,000	11/06/03	$250,000	$	260,075
Times Square Hotel Trust, 8.528%,
08/01/2026	399,381	08/09/01	$399,381	$	456,560
Tricadia, Series 2003-1, Class PS,
17.575%, 12/15/2013	250,000	01/14/04	$238,565	$	237,500
Tricadia, Series 2004-2A, Class C,
8.101%, 12/15/2019	497,115	10/08/04	$497,115	$	497,115
Tropic, Series 2003-1A. Class PS,
12.85%, 10/15/2033	1,000,000	09/07/05	$885,743	$	850,000
Total			$25,369,669		$25,201,388
Total Net Assets					$340,889,799
Illiquid Restricted Securities as % of Total Net Assets					7.39%

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6. Acquisition of Aristata Funds

     As of the close of business on November 19, 2004, the Westcore Blue Chip Fund, Westcore Plus Bond Fund and the Westcore Colorado Tax-Exempt Fund acquired all of the assets and liabilities of the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Tax-Exempt Fund, respectively, pursuant to a Plan of Reorganization approved by each Aristata Funds' respective shareholders on November 12, 2004. The Adviser agreed to reimburse all merger related expenses to the Trust. The acquisition was accomplished by a tax-free exchange of Westcore Fund shares for Aristata Fund shares as listed in the table below:

	Shares	Shares	Net Assets	Net Assets
	Outstanding	Outstanding	Prior to	Following
	Prior to Merger	Following Merger	Merger	Merger
Aristata Equity Fund	4,547,776	-	$28,569,298 (1)	-
Westcore Blue Chip Fund	2,694,154	5,004,837	33,291,695	$61,860,993
Aristata Quality Bond Fund	1,113,130	-	10,600,469 (1)	-
Westcore Plus Bond Fund	12,855,510	13,826,823	140,255,347	150,855,816
Aristata Colorado Quality
Tax-Exempt Fund	1,046,500	-	9,926,142 (1)	-
Westcore Colorado
Tax-Exempt Fund	4,523,506	5,393,908	51,598,536	61,524,678

(1)  Includes $4,320,509, $530,222 and $599,298 of unrealized appreciation on investments for the Aristata Equity, Aristata Quality Bond and Aristata Colorado Quality Tax-Exempt Funds, respectively. The conversion ratio of the Aristata Equity, Aristata Quality Bond, and Aristata Colorado Quality Tax-Exempt Funds was 0.508, 0.873 and 0.832.

186	Semi-Annual Report November 30, 2005 (Unaudited)

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without a charge, upon request, by contacting the Fund at 1-800-392-2673 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1-800-SEC-0330.

Trust Proxy Voting Policies & Procedures

Policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Funds for the period ended June 30, 2005 are available without a charge, upon request by contacting Westcore Funds at 1-800-392-2673 or on the commission's website at http://www.sec.gov.

Approval of Agreements

The Board of Trustees determined on August 10, 2005 whether to renew the Advisory Agreement with DenverIA (the "Agreement"). Prior to making its determination, the Board received detailed information from DenverIA, including, among other things, information provided by Lipper, Inc. ("Lipper") comparing the performance, advisory fee and other expenses of the Funds to that of a relevant peer group identified by Lipper and information responsive to requests by the Fund's independent counsel for certain information to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's duties and responsibilities in considering renewal of the Agreement.

During the course of its deliberations, the Board, including a majority of the Trustees who are not interested persons under the Investment Company Act of 1940 (the "Independent Trustees"), reached the following conclusions, among others, regarding DenverIA and the Agreement:

  Based on analysis of the information described above, the nature, extent, and quality of services to be performed by DenverIA would be beneficial to the Fund shareholders, and that DenverIA had the institutional capabilities to deliver those services.

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  The performance of most of the Funds was good to very good and that although some of the Funds lagged their peers for certain periods, the Board discussed with DenverIA the reasons behind such results and was optimistic about the possibility of improved performance in the future.

  The management fees and other compensation paid to DenverIA were reasonable in relation to the nature and quality of services provided.

  The overall expense ratio for each Fund was reasonable, taking into account Fund size, quality of service, performance, and contractual expense limitations.

  Under the current annual fund operating expenses, as adjusted because of the contractual expense limitations, the Funds are equitably protected from the lack of economies of scale at this time.

  The use of "soft" dollars was consistent with regulatory requirements and was likely to benefit the Funds.

The Board then determined to renew the Investment Advisory, Co-Administration and Distribution Agreements for another year. The Board approved the proposed amendments to the Co-Administration Agreement, effective January 1, 2006. The Board also approved the new Distribution Agreement and determined to continue with the various service agreements between the Trust and ALPS.

188	Semi-Annual Report November 30, 2005 (Unaudited)

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190	Semi-Annual Report November 30, 2005 (Unaudited)

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192	Semi-Annual Report November 30, 2005 (Unaudited)

1625 Broadway
Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

Westcore Trustees and Officers:
Jack D. Henderson, Chairman
McNeil S. Fiske, Trustee
James B. O'Boyle, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Todger Anderson, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Wade A. Clouse, Asst. Treasurer
Tané T. Tyler, Secretary

A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus.  Funds distributed by ALPS Distributors, Inc.

WC120

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and
             Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes [to the procedures] by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:                   /s/ Todger Anderson
                        Todger Anderson
                        President/Principal Executive Officer

Date:                February 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Todger Anderson
                        Todger Anderson
                        President/Principal Executive Officer

Date:                February 6, 2006

By:                   /s/ Jasper R. Frontz
                        Jasper R. Frontz
                        Treasurer/Principal Financial Officer

Date:                February 6, 2006